As filed with the Securities and Exchange Commission on September 8, 2015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 4600 S. Syracuse St., Suite 1100, Denver, Colorado 80237

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – June 30, 2015

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA PARTNERS VARIABLE FUNDS

TRANSAMERICA ASSET

ALLOCATION VARIABLE FUNDS

Semi-Annual Report

June 30, 2015

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

This report is not to be construed as an offering for sale of any contracts participating in the Subaccounts (Series) of the Transamerica Partners Variable Funds or the Transamerica Asset Allocation Variable Funds, or as a solicitation of an offer to buy contracts unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This report consists of the semi-annual report of the Transamerica Asset Allocation Variable Funds and the semi-annual reports of the Transamerica Partners Portfolios and the Calvert VP SRI Balanced Portfolio, the underlying portfolios in which the Transamerica Partners Variable Funds invest.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Transamerica Asset Allocation Variable Funds and Transamerica Partners Portfolios is included in the Statement of Additional Information (“SAI”), which is available without charge, upon request: (i) by calling 1-888-233-4339; (ii) on the Subaccounts’ website at www.transamericapartners.com or (iii) on the SEC’s website at www.sec.gov. In addition, the Transamerica Asset Allocation Variable Funds and the Transamerica Partners Portfolios are required to file Form N-PX, with the complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2015, is available without charge, upon request by calling 1-800-851-9777 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolios

Transamerica Asset Allocation Variable Funds will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Subaccounts’ Form N-Q is available on the SEC’s website at www.sec.gov. The Subaccounts’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-888-233-4339. Form N-Q for the corresponding Transamerica Partners Portfolios is also available without charge on the SEC website, at the SEC’s Public Reference Room, or by calling 1-888-233-4339.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

440 Mamaroneck Avenue

Harrison, New York 10528

June 30, 2015

To Contract Holders with Interests in

the Transamerica Partners Variable Funds:

We are pleased to present the most recent semi-annual reports for the Transamerica Partners Portfolios and for the Calvert VP SRI Balanced Portfolio. As required under applicable law, we are sending these semi-annual reports to contract holders of Group Variable Annuity Contracts issued by Transamerica Financial Life Insurance Company with unit interests in one or more of the subaccounts of Transamerica Partners Variable Funds. Each subaccount available within the Transamerica Partners Variable Funds, other than the Calvert Subaccount, invests its assets in a corresponding mutual fund that is a series of Transamerica Partners Portfolios. The Calvert Subaccount invests in the Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc.

Please call your retirement plan administrator, Transamerica Retirement Solutions Corporation, at (800) 755-5801 if you have any questions regarding these reports.

Dear Fellow Contract Holder,

On behalf of Transamerica Asset Allocation Variable Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all Contract Holders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review of your investments, this report provides a discussion of accounting policies as well as matters presented to Contract Holders that may have required their vote.

We believe it is important to understand market conditions over the last year to provide a context for reading this report. At the beginning of this fiscal period, markets focused heavily on the U.S. Federal Reserve’s (“Fed”) pending conclusion to its quantitative easing (“QE”) program. While interest rate volatility picked up slightly in the fall of 2014 when QE ended, equity markets remained resilient and continued to climb to new all-time highs in the following months.

The U.S. economy gained momentum as evidenced by reports of increasing gross domestic product growth rates in the second and third quarters of 2014, however, weaker exports and declining capital spending in the energy sector slowed the rate of growth as markets entered 2015. That having been said, continued positive results in regard to job growth and consumer spending appear to bode well for future economic momentum.

The energy sector contributed most to overall market volatility during the fall and winter as crude oil prices declined by more than 50% due to surging stockpiles and no action by OPEC to cut output. Many metals and agricultural goods also saw lower prices during this period, contributing to broad commodity weakness. While these lower prices for raw materials at times added to market weakness, consumers and business still stand to benefit going forward from lower gas prices at the pump and aggregate fuel costs. Annual inflation metrics have fallen close to zero, well below both historical averages and the Fed’s target range of 2.0% to 2.5%.

As the period drew to a close, the crisis in Greece began to weigh more prominently on the markets as the question again emerged as to whether this country could ultimately meet its debt obligations and remain part of the European Monetary Union. However, unlike years past when concerns of a possible Greek default roiled markets and brought about fears of bank failures and financial contagion, investors have taken the recent developments more in stride, bolstered by the fact that global banks have heavily reduced their exposure to Greek debt. While Greece’s ultimate position within the European Union remains to be resolved, investors seem to have concluded that a Greek exit would not pose the same risk to global markets as previously believed.

For the period ending June 30, 2015, the S&P 500® returned 7.4% while the MSCI EAFE Index, representing international developed market equities, lost 3.8%. During the same period, the Barclays U.S. Aggregate Bond Index returned 1.9%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Partners Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Partners Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Partners Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Partners Funds.

Understanding Your Subaccounts’ Expenses

(unaudited)

UNIT HOLDER EXPENSES

Transamerica Asset Allocation Variable Funds (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate investment account established by Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC. Each Subaccount invests in underlying subaccounts of Transamerica Partners Variable Funds (“TPVF”), a unit investment trust. Subaccount contract holders bear the cost of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2015, and held for the entire period until June 30, 2015.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses (A)
Subaccount	Beginning Account Value	Ending Account Value	Expenses Paid During Period (B)	Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C)

Transamerica Asset Allocation Variable - Short Horizon Subaccount	$1,000.00	$1,002.70	$0.99	$1,023.80	$1.00	0.20%
Transamerica Asset Allocation Variable - Intermediate Horizon Subaccount	1,000.00	1,017.30	1.00	1,023.80	1.00	0.20
Transamerica Asset Allocation Variable - Intermediate/Long Horizon Subaccount	1,000.00	1,023.90	1.00	1,023.80	1.00	0.20

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Subaccount’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	These expense ratios do not include the expenses of the underlying funds in which the Subaccounts invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

Schedules of Investments Composition

At June 30, 2015

(unaudited)

Transamerica Asset Allocation Variable - Short Horizon Subaccount

Asset Allocation	Percentage of Net Assets
Fixed Income	89.1%
Domestic Equity	8.6
International Equity	2.1
Money Market	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation Variable - Intermediate Horizon Subaccount

Asset Allocation	Percentage of Net Assets
Fixed Income	47.0%
Domestic Equity	41.6
International Equity	11.2
Money Market	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation Variable - Intermediate/Long Horizon Subaccount

Asset Allocation	Percentage of Net Assets
Domestic Equity	55.9%
Fixed Income	27.7
International Equity	16.2
Money Market	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

Transamerica Asset Allocation Variable - Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 8.6%
Transamerica Partners Variable Large Growth (A) (B)	2,495	$ 223,618
Transamerica Partners Variable Large Value (A) (B)	2,733	221,207
Transamerica Partners Variable Small Core (A) (B)	2,660	149,511

		594,336

Fixed Income - 89.1%
Transamerica Partners Variable Core Bond (A) (B)	72,629	3,253,238
Transamerica Partners Variable High Quality Bond (A) (B)	61,281	1,084,632
Transamerica Partners Variable High Yield Bond (A) (B)	23,844	737,064
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	39,331	1,059,348

		6,134,282

	Shares	Value
INVESTMENT COMPANIES (continued)
International Equity - 2.1%
Transamerica Partners Variable International Equity (A) (B)	6,288	$ 140,767

Money Market - 0.2%
Transamerica Partners Variable Money Market (A) (B)	652	13,763

Total Investment Companies (Cost $6,096,580)		6,883,148

Total Investments (Cost $6,096,580) (C)		6,883,148
Net Other Assets (Liabilities) - (0.0)% (D)		(1,221)

Net Assets - 100.0%		$ 6,881,927

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$6,883,148	$—	$—	$6,883,148

Total Investments	$6,883,148	$—	$—	$6,883,148

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)	Aggregate cost for federal income tax purposes is $6,096,580. Aggregate gross unrealized appreciation for all securities is $786,568.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

Transamerica Asset Allocation Variable - Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 41.6%
Transamerica Partners Variable Large Growth (A) (B)	33,725	$ 3,022,590
Transamerica Partners Variable Large Value (A) (B)	38,916	3,150,097
Transamerica Partners Variable Small Core (A) (B)	35,314	1,985,006

		8,157,693

Fixed Income - 47.0%
Transamerica Partners Variable Core Bond (A) (B)	97,929	4,386,521
Transamerica Partners Variable High Quality Bond (A) (B)	85,573	1,514,573
Transamerica Partners Variable High Yield Bond (A) (B)	36,832	1,138,514
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	80,539	2,169,282

		9,208,890

	Shares	Value
INVESTMENT COMPANIES (continued)
International Equity - 11.2%
Transamerica Partners Variable International Equity (A) (B)	98,422	$ 2,203,444

Money Market - 0.2%
Transamerica Partners Variable Money Market (A) (B)	1,859	39,218

Total Investment Companies (Cost $14,580,532)		19,609,245

Total Investments (Cost $14,580,532) (C)		19,609,245
Net Other Assets (Liabilities) - (0.0)% (D)		(3,474)

Net Assets - 100.0%		$ 19,605,771

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$19,609,245	$—	$—	$19,609,245

Total Investments	$19,609,245	$—	$—	$19,609,245

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)	Aggregate cost for federal income tax purposes is $14,580,532. Aggregate gross unrealized appreciation for all securities is $5,028,713.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

Transamerica Asset Allocation Variable - Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Domestic Equity - 55.9%
Transamerica Partners Variable Large Growth (A) (B)	73,328	$ 6,571,980
Transamerica Partners Variable Large Value (A) (B)	78,935	6,389,485
Transamerica Partners Variable Small Core (A) (B)	71,241	4,004,490

		16,965,955

Fixed Income - 27.7%
Transamerica Partners Variable Core Bond (A) (B)	94,052	4,212,871
Transamerica Partners Variable High Quality Bond (A) (B)	32,849	581,400
Transamerica Partners Variable High Yield Bond (A) (B)	36,790	1,137,222
Transamerica Partners Variable Inflation-Protected Securities (A) (B)	92,360	2,487,653

		8,419,146

	Shares	Value
INVESTMENT COMPANIES (continued)
International Equity - 16.2%
Transamerica Partners Variable International Equity (A) (B)	219,876	$ 4,922,517

Money Market - 0.2%
Transamerica Partners Variable Money Market (A) (B)	2,879	60,735

Total Investment Companies (Cost $21,003,818)		30,368,353

Total Investments (Cost $21,003,818) (C)		30,368,353
Net Other Assets (Liabilities) - (0.0)% (D)		(5,418)

Net Assets - 100.0%		$ 30,362,935

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Investment Companies	$30,368,353	$—	$—	$30,368,353

Total Investments	$30,368,353	$—	$—	$30,368,353

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	Investment in shares of an affiliated fund of Transamerica Partners Variable Funds.
(C)	Aggregate cost for federal income tax purposes is $21,003,818. Aggregate gross unrealized appreciation for all securities is $9,364,535.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	The Subaccount recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

	Short Horizon	Intermediate Horizon	Intermediate/ Long Horizon
Assets:
Affiliated investments, at value (A)	$6,883,148	$19,609,245	$30,368,353
Receivables:
Units sold	7,769	15,136	24,324
Investments sold	11,959	22,412	32,147
Total assets	6,902,876	19,646,793	30,424,824

Liabilities:
Payables and other liabilities:
Units redeemed	—	1,302	10,000
Investments purchased	19,728	36,246	46,471
Investment advisory fees	1,221	3,474	5,418
Total liabilities	20,949	41,022	61,889
Net assets	$6,881,927	$19,605,771	$30,362,935

Net assets consist of:
Costs of accumulation units	$1,826,193	$5,677,055	$13,204,147
Undistributed (distributions in excess of) net investment income (loss)	(275,506)	(769,332)	(1,077,779)
Accumulated net realized gain (loss)	4,544,672	9,669,335	8,872,032
Net unrealized appreciation (depreciation) on:
Affiliated investments	786,568	5,028,713	9,364,535
Net assets	$6,881,927	$19,605,771	$30,362,935
Accumulation units	324,299	821,224	1,211,705
Unit value	$21.22	$23.87	$25.06

(A) Affiliated investments, at cost	$6,096,580	$14,580,532	$21,003,818

STATEMENTS OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

	Short Horizon	Intermediate Horizon	Intermediate/ Long Horizon
Expenses:
Investment advisory fees	$7,115	$19,636	$30,713
Net investment income (loss)	(7,115)	(19,636)	(30,713)

Net realized gain (loss) on:
Affiliated investments	221,961	343,585	352,189
Net realized gain (loss)	221,961	343,585	352,189

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(192,488)	13,956	409,275
Net change in unrealized appreciation (depreciation)	(192,488)	13,956	409,275
Net realized and change in unrealized gain (loss)	29,473	357,541	761,464
Net increase (decrease) in net assets resulting from operations	$22,358	$337,905	$730,751

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Short Horizon		Intermediate Horizon		Intermediate/Long Horizon
	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$(7,115)	$(14,028)	$(19,636)	$(40,067)	$(30,713)	$(61,226)
Net realized gain (loss)	221,961	226,353	343,585	748,746	352,189	652,900
Net change in unrealized appreciation (depreciation)	(192,488)	(1,393)	13,956	(69,527)	409,275	391,373
Net increase (decrease) in net assets resulting from operations	22,358	210,932	337,905	639,152	730,751	983,047

Unit transactions:
Units sold	635,136	1,511,417	1,023,965	2,508,533	1,119,046	4,450,226
Units redeemed	(844,006)	(1,485,860)	(1,190,914)	(4,487,328)	(2,113,490)	(5,408,405)
Net increase (decrease) in net assets resulting from unit transactions	(208,870)	25,557	(166,949)	(1,978,795)	(994,444)	(958,179)
Net increase (decrease) in net assets	(186,512)	236,489	170,956	(1,339,643)	(263,693)	24,868

Net assets:
Beginning of period/year	7,068,439	6,831,950	19,434,815	20,774,458	30,626,628	30,601,760
End of period/year	$6,881,927	$7,068,439	$19,605,771	$19,434,815	$30,362,935	$30,626,628
Undistributed (distributions in excess of) net investment income (loss)	$(275,506)	$(268,391)	$(769,332)	$(749,696)	$(1,077,779)	$(1,047,066)

Unit transactions - shares:
Units sold	29,731	71,872	42,658	108,689	44,553	186,268
Units redeemed	(39,415)	(70,809)	(49,557)	(194,442)	(84,250)	(226,240)
Net increase (decrease)	(9,684)	1,063	(6,899)	(85,753)	(39,697)	(39,972)

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

FINANCIAL HIGHLIGHTS

For a unit outstanding during the period and years indicated:	Short Horizon
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Unit value, beginning of period/year	$21.16		$20.52	$20.37	$18.99	$18.24	$16.95
Investment operations:
Net investment income (loss) (A)	(0.02)		(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.08		0.68	0.19	1.42	0.79	1.33
Total investment operations	0.06		0.64	0.15	1.38	0.75	1.29
Unit value, end of period/year	$21.22		$21.16	$20.52	$20.37	$18.99	$18.24
Total return (B)	0.27	%(C)	3.13%	0.73%	7.30%	4.07%	7.65%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,882		$7,068	$6,832	$8,227	$8,884	$9,608
Expenses to average net assets (D)	0.20	%(E)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(E)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate (F)	25	%(C)	36%	63%	51%	46%	36%

(A)	Calculated based on average number of units outstanding.
(B)	Total return reflects Subaccount expenses.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Subaccount invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Subaccount invests.

For a unit outstanding during the period and years indicated:	Intermediate Horizon
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Unit value, beginning of period/year	$23.47		$22.73	$20.10	$18.17	$18.13	$16.22
Investment operations:
Net investment income (loss) (A)	(0.02)		(0.05)	(0.04)	(0.04)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	0.42		0.79	2.67	1.97	0.08	1.94
Total investment operations	0.40		0.74	2.63	1.93	0.04	1.91
Unit value, end of period/year	$23.87		$23.47	$22.73	$20.10	$18.17	$18.13
Total return (B)	1.73	%(C)	3.24%	13.07%	10.67%	0.19%	11.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$19,606		$19,435	$20,774	$19,718	$21,599	$24,180
Expenses to average net assets (D)	0.20	%(E)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(E)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate (F)	15	%(C)	29%	54%	37%	42%	25%

(A)	Calculated based on average number of units outstanding.
(B)	Total return reflects Subaccount expenses.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Subaccount invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

FINANCIAL HIGHLIGHTS (continued)

For a unit outstanding during the period and years indicated:	Intermediate/Long Horizon
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Unit value, beginning of period/year	$24.47		$23.70	$19.93	$17.70	$17.99	$15.78
Investment operations:
Net investment income (loss) (A)	(0.02)		(0.05)	(0.04)	(0.04)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	0.61		0.82	3.81	2.27	(0.25)	2.24
Total investment operations	0.59		0.77	3.77	2.23	(0.29)	2.21
Unit value, end of period/year	$25.06		$24.47	$23.70	$19.93	$17.70	$17.99
Total return (B)	2.39	%(C)	3.28%	18.93%	12.60%	(1.66)%	14.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$30,363		$30,627	$30,602	$27,794	$28,003	$30,991
Expenses to average net assets (D)	0.20	%(E)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20	)%(E)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate (F)	8	%(C)	17%	32%	30%	34%	23%

(A)	Calculated based on average number of units outstanding.
(B)	Total return reflects Subaccount expenses.
(C)	Not annualized.
(D)	Does not include expenses of the underlying funds in which the Subaccount invests.
(E)	Annualized.
(F)	Does not include portfolio activity of the underlying funds in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are listed below. Each Subaccount invests substantially all of its investable assets among certain Transamerica Partners Variable Funds (“TPVF”). Certain TPVF subaccounts invest substantially all of their investable assets in the Transamerica Partners Portfolios (the “Portfolios”).

Subaccount
Transamerica Asset Allocation Variable-Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation Variable-Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation Variable-Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

Transamerica Asset Management, Inc. (“TAM”) is responsible for the day-to-day management of the Subaccounts. For each of the Portfolios, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Portfolios.

TAM provides continuous and regular investment advisory services to the Portfolios. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or its affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Subaccounts.

Cash overdraft: Throughout the period, the Subaccounts may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statements of Operations, respectively.

Operating expenses: The Separate Account accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount will indirectly bear its share of fees and expenses incurred by TPVF. These expenses are not reflected in the expenses in the Statements of Operations and are not included in the ratios to Average Net Assets (“ANA”) shown in the Financial Highlights.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

Security transactions: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific indentification basis. Net realized gain (loss) is from investments in units of investment companies.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding subaccount of the TPVF is valued at the unit value per share of each Subaccount at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Subaccounts’ investments, at June 30, 2015, is disclosed in the Security Valuation section of each Subaccount’s Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Subaccounts use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TPVF subaccounts and the TPVF subaccounts invest all of their investable assets in the Portfolios. The summary of the inputs used for valuing each Portfolio’s assets carried at fair value is discussed in the Security Valuation section of the Portfolios’ Notes to Financial Statements, which are attached to this report. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the Net Asset Value of the underlying funds. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Subaccounts’ investment adviser, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Pursuant to the investment advisory agreement, and subject to further policies as the Board may determine, TAM provides general investment advice to each Subaccount, for which it receives a monthly advisory fee that is accrued daily and payable monthly at an annual rate equal to 0.20% of each Subaccount’s daily ANA.

TFLIC is the legal holder of the assets in the Subaccounts and will at all times maintain assets in the Subaccounts with a total market value of at least equal to the contract liabilities for the Subaccounts.

Certain Managing Board Members and officers of TFLIC are also trustees, officers, or employees of TAM or its affiliates. No interested Managing Board Member, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Separate Account. Similarly, none of the Separate Account’s officers receive compensation from the Subaccounts. The independent board members of TFLIC are also trustees of the Portfolios for which they receive fees.

All of the Portfolio holdings in investment companies are considered affiliated. Interest, dividends, realized and unrealized gains (losses) are broken out on the Statements of Operations.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Separate Account to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

Subaccount	Purchases of Securities	Sales of Securities
Short Horizon	$1,790,291	$2,006,352
Intermediate Horizon	2,917,077	3,103,679
Intermediate/Long Horizon	2,329,867	3,355,139

NOTE 5. FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of TFLIC, a wholly-owned subsidiary of Aegon USA. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charges are currently being deducted from the Separate Account

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

for federal income tax purposes. The Subaccounts recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Subaccounts’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Subaccounts’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Subaccounts’ financial statements. If applicable, the Subaccounts recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Subaccounts identify their major tax jurisdictions as U.S. Federal, the state of Colorado and foreign jurisdictions where the Subaccounts make significant investments; however, the Subaccounts are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

NOTE 6. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Subaccounts’ financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Subaccounts’ financial statements.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

INVESTMENT ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Managing Board of Transamerica Asset Allocation Variable Funds (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between each of Transamerica Asset Allocation – Intermediate Horizon Subaccount, Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount, and Transamerica Asset Allocation – Short Horizon Subaccount (each a “Fund” and collectively the “Funds”) and Transamerica Asset Management, Inc. (“TAM”).

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement were reasonable and that the renewal of the Investment Advisory Agreements was in the best interests of the applicable Fund and the contract holders. The Board, including the independent members of the Board (the “Independent Board Members”), unanimously approved the renewal of each Investment Advisory Agreement through June 30, 2016. Prior to reaching their decision, the Board Members requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Board Members also considered information they had previously received from TAM as part of their regular oversight of each Fund, as well as comparative fee, expense, and performance information prepared by TAM based on information provided by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and other fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Board Members had the opportunity to meet privately without representatives of TAM present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each Investment Advisory Agreement, the Board Members evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Board Member may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the applicable Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; and the professional qualifications of TAM’s portfolio management team.

Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the applicable Fund’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of each Fund in light of its investment objective, policies and strategies, including relative performance against a peer universe of mutual funds, based on Lipper information, for various trailing periods ended December 31, 2014. On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided by TAM, the Board concluded that TAM is capable of generating a level of investment performance that is appropriate in light of the applicable Fund’s investment objectives, policies and strategies and that is competitive with comparable investment companies.

Investment Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Fund, including information comparing the investment advisory fee and total expense ratio of each Fund to the investment advisory fees and total expense ratios of comparable investment companies, based on Lipper information. On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory fees to be received by TAM under the Investment Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management, administration and other services to each Fund by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Fund, as well as the allocation methodology used for calculating profitability.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Funds was not excessive.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

INVESTMENT ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Economies of Scale

The Board considered economies of scale with respect to the management of each Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Funds benefited from any economies of scale. The Board considered each Fund’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Funds through investments in maintaining and developing its capabilities and services. The Board Members concluded that each Fund’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM or its Affiliates from their Relationships with the Funds

The Board considered other benefits derived by TAM and its affiliates from their relationships with the Funds. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Funds.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Fund in a professional manner that is consistent with the best interests of each Fund and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Funds.

Conclusion

After consideration of the factors described above, as well as other factors, the Board Members, including the Independent Board Members, concluded that the renewal of each Investment Advisory Agreement was in the best interests of the applicable Fund and the contract holders and voted to approve the renewal of each Investment Advisory Agreement.

Transamerica Asset Allocation Variable Funds	Semi-Annual Report 2015

Appendix A

Transamerica Partners Portfolios

Schedules of Investments Composition

At June 30, 2015

(unaudited)

Transamerica Partners Money Market Portfolio

Asset Allocation	Percentage of Net Assets
Commercial Paper	57.3%
Repurchase Agreements	21.3
Certificates of Deposit	17.1
Corporate Debt Securities	4.3
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Partners High Quality Bond Portfolio

Credit Quality ‡	Percentage of Net Assets
AAA	46.1%
AA	9.7
A	17.4
BBB	10.0
NR (Not Rated)	24.7
Net Other Assets (Liabilities)	(7.9)
Total	100.0%

Transamerica Partners Inflation-Protected Securities Portfolio

Credit Quality ‡	Percentage of Net Assets
AAA	94.7%
AA	1.2
A	1.0
BBB	1.7
CCC and Below	0.0 *
NR (Not Rated)	1.2
Net Other Assets (Liabilities)^	0.2
Total	100.0%

Transamerica Partners Core Bond Portfolio

Credit Quality ‡	Percentage of Net Assets
AAA	44.7%
AA	4.0
A	20.5
BBB	19.8
BB	2.9
B	1.4
CCC and Below	1.6
NR (Not Rated)	21.8
Net Other Assets (Liabilities)	(16.7)
Total	100.0%

Transamerica Partners High Yield Bond Portfolio

Credit Quality ‡	Percentage of Net Assets
AAA	1.8%
BBB	6.0
BB	39.4
B	40.0
CCC and Below	10.0
NR (Not Rated)	1.5
Net Other Assets (Liabilities)	1.3
Total	100.0%

Transamerica Partners Balanced Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	57.6%
Corporate Debt Securities	15.4
U.S. Government Obligations	9.6
U.S. Government Agency Obligations	6.9
Short-Term U.S. Government Obligations	5.8
Mortgage-Backed Securities	5.3
Securities Lending Collateral	5.3
Asset-Backed Securities	2.9
Repurchase Agreement	1.4
Foreign Government Obligations	0.6
Municipal Government Obligations	0.2
Preferred Stocks	0.1
Net Other Assets (Liabilities) ^	(11.1)
Total	100.0%

Transamerica Partners Large Value Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	98.8%
Securities Lending Collateral	4.3
Repurchase Agreement	0.1
Net Other Assets (Liabilities)	(3.2)
Total	100.0%

Transamerica Partners Large Core Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	98.8%
Securities Lending Collateral	7.7
Repurchase Agreement	2.0
Net Other Assets (Liabilities)	(8.5)
Total	100.0%

Transamerica Partners Large Growth Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	99.4%
Securities Lending Collateral	7.5
Exchange-Traded Fund	0.3
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(7.4)
Total	100.0%

Transamerica Partners Mid Value Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	95.7%
Securities Lending Collateral	10.5
Repurchase Agreement	5.0
Net Other Assets (Liabilities)	(11.2)
Total	100.0%

Transamerica Partners Portfolios	Semi-Annual Report 2015

Schedules of Investments Composition (continued)

At June 30, 2015

(unaudited)

Transamerica Partners Mid Growth Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	99.4%
Securities Lending Collateral	28.5
Repurchase Agreement	0.6
Net Other Assets (Liabilities)	(28.5)
Total	100.0%

Transamerica Partners Small Value Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	95.3%
Securities Lending Collateral	15.6
Repurchase Agreement	5.3
Net Other Assets (Liabilities)	(16.2)
Total	100.0%

Transamerica Partners Small Core Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	99.0%
Securities Lending Collateral	18.8
Repurchase Agreement	1.4
Net Other Assets (Liabilities)	(19.2)
Total	100.0%

Transamerica Partners Small Growth Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	98.5%
Securities Lending Collateral	28.4
Repurchase Agreement	1.5
Net Other Assets (Liabilities)	(28.4)
Total	100.0%

Transamerica Partners International Equity Portfolio

Asset Allocation	Percentage of Net Assets
Common Stocks	93.0%
Securities Lending Collateral	6.3
Preferred Stocks	5.2
Convertible Preferred Stock	1.2
Repurchase Agreement	0.2
Net Other Assets (Liabilities)	(5.9)
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, securities sold short, TBA short commitments, and cash collateral.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
CERTIFICATES OF DEPOSIT - 17.1%
Banks - 17.1%
Bank of Nova Scotia
0.25%, 07/06/2015 (A)	$ 8,000,000	$ 8,000,000
0.34%, 06/10/2016 (A)	27,000,000	27,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.62%, 06/22/2016 (A)	22,000,000	22,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.28%, 07/07/2015 - 07/09/2015 (A)	35,000,000	35,000,000
Mizuho Bank, Ltd.
0.25%, 07/02/2015 (A)	15,000,000	15,000,000
Standard Chartered Bank
0.33%, 11/16/2015 (A)	16,000,000	16,000,000
Svenska Handelsbanken AB
0.27%, 07/02/2015 (A)	20,000,000	20,000,003

Total Certificates of Deposit (Cost $143,000,003)		143,000,003

CORPORATE DEBT SECURITIES - 4.3%
Capital Markets - 2.3%
Goldman Sachs & Co.
0.62%, 11/09/2015 (B)	19,000,000	19,000,000

Diversified Financial Services - 2.0%
Bank of America NA
0.31%, 10/01/2015	17,000,000	17,000,000

Total Corporate Debt Securities (Cost $36,000,000)		36,000,000

COMMERCIAL PAPER - 57.3%
Automobiles - 2.0%
Toyota Motor Credit Corp.
0.29%, 11/09/2015 (A)	17,000,000	17,000,000

Banks - 29.5%
ANZ New Zealand International, Ltd.
0.29%, 11/16/2015 (A) (C)	12,500,000	12,500,000
Australia & New Zealand Banking Group, Ltd.
0.30%, 11/24/2015 (A) (C)	16,000,000	15,999,602
Bedford Row Funding Corp.
0.33%, 03/18/2016 (A) (C)	20,000,000	20,000,000
HSBC USA, Inc.
0.33%, 10/19/2015 (A)	16,000,000	15,983,867
Korea Development Bank
0.34%, 10/29/2015 (A)	10,000,000	9,988,667
0.46%, 12/16/2015 (A)	20,000,000	19,957,067
PNC Bank NA
0.35%, 07/13/2015 - 09/04/2015 (A)	22,000,000	21,991,250
Skandinaviska Enskilda Banken AB
0.32%, 10/08/2015 (A) (C)	12,000,000	11,989,605
Sumitomo Mitsui Banking Corp.
0.12%, 07/02/2015 (A) (C)	20,000,000	19,999,933
0.31%, 07/02/2015 (A) (C)	12,500,000	12,499,892
Swedbank AB
0.24%, 07/06/2015 (A)	20,000,000	19,999,333
US Bank NA
0.10%, 07/01/2015 (A)	35,250,000	35,250,000
Westpac Banking Corp.
0.26%, 08/03/2015 (A) (C)	31,000,000	30,999,742

		247,158,958

	Principal	Value
COMMERCIAL PAPER (continued)
Chemicals - 0.5%
Ecolab, Inc.
0.46%, 07/24/2015 (A) (C)	$ 4,000,000	$ 3,998,824

Diversified Financial Services - 18.7%
Alpine Securitization Corp.
0.29%, 07/23/2015 (A) (C)	3,000,000	2,999,468
CAFCO LLC
0.27%, 09/22/2015 (A) (C)	3,265,000	3,262,968
Cancara Asset Securitisation LLC
0.28%, 10/07/2015 (A) (C)	15,000,000	14,988,567
Collateralized Commercial Paper II Co. LLC
0.30%, 10/26/2015 (A) (C)	13,000,000	12,987,325
0.36%, 09/08/2015 (A) (C)	20,000,000	19,986,583
Fairway Finance Co. LLC
0.27%, 10/16/2015 (A) (C)	3,000,000	2,997,592
Gotham Funding Corp.
0.18%, 07/22/2015 (A) (C)	15,000,000	14,998,425
ING Funding LLC
0.25%, 07/01/2015 (A)	17,000,000	17,000,000
0.37%, 09/21/2015 (A)	9,300,000	9,292,162
JPMorgan Securities LLC
0.45%, 10/26/2015 (A) (C)	20,000,000	19,970,750
Mont Blanc Capital Corp.
0.25%, 08/07/2015 (A) (C)	11,000,000	10,997,174
Old Line Funding LLC
0.27%, 10/05/2015 (A) (C)	3,000,000	2,997,840
South Carolina Fuel Co., Inc.
0.45%, 07/30/2015 (A) (C)	4,000,000	3,998,550
Thunder Bay Funding LLC
0.27%, 07/01/2015 (A) (C)	20,000,000	20,000,000

		156,477,404

Electric Utilities - 1.2%
American Electric Power Co., Inc.
0.43%, 07/17/2015 (A) (C)	4,000,000	3,999,235
Duke Energy Corp.
0.40%, 08/03/2015 (A) (C)	4,000,000	3,998,533
Southern Co. Funding Corp.
0.22%, 07/09/2015 (A) (C)	2,174,000	2,173,894

		10,171,662

Multi-Utilities - 0.5%
Dominion Resources, Inc.
0.44%, 07/16/2015 (A) (C)	4,000,000	3,999,267

Oil, Gas & Consumable Fuels - 0.5%
Spectra Energy Capital LLC
0.39%, 07/02/2015 (A) (C)	4,000,000	3,999,957

Software - 4.4%
Manhattan Asset Funding Co. LLC
0.18%, 07/02/2015 - 07/07/2015 (A) (C)	17,000,000	16,999,665
0.25%, 09/18/2015 (A) (C)	20,000,000	19,989,028

		36,988,693

Total Commercial Paper (Cost $479,794,765)		479,794,765

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 21.3%

Bank of America NA 0.60% (A) (B), dated 06/08/2015, to be repurchased at $18,529,271 on 09/08/2015. Collateralized by U.S. Government Agency Obligations, 1.687%, due 10/25/2037, and with a total value of $19,795,000.

	$ 18,500,000	$ 18,500,000
Goldman Sachs & Co. 0.13% (A), dated 06/30/2015, to be repurchased at $26,100,094 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 2.50% - 6.50%, due 01/01/2026 - 05/01/2044, and with a total value of $26,622,001.	26,100,000	26,100,000
ING Financial Markets LLC 0.13% (A), dated 06/30/2015, to be repurchased at $83,800,303 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 02/01/2042 - 10/01/2042, and with a total value of $85,478,562.	83,800,000	83,800,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Jefferies LLC 0.45% (A), dated 06/30/2015, to be repurchased at $50,000,625 on 07/01/2015. Collateralized by a U.S. Government Agency Obligations, 3.00% - 3.50%, due 01/01/2027 - 05/01/2045, and with a value of $51,000,000.

	$ 50,000,000	$ 50,000,000
State Street Bank & Trust Co. 0.01% (A), dated 06/30/2015, to be repurchased at $287,217 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 05/15/2040, and with a value of $294,878.	287,217	287,217

Total Repurchase Agreements (Cost $178,687,217)		178,687,217

Total Investments (Cost $837,481,985) (D)		837,481,985
Net Other Assets (Liabilities) - (0.0)%(E)		(118,972)

Net Assets - 100.0%		$ 837,363,013

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Certificates of Deposit	$—	$143,000,003	$—	$143,000,003
Corporate Debt Securities	—	36,000,000	—	36,000,000
Commercial Paper	—	479,794,765	—	479,794,765
Repurchase Agreements	—	178,687,217	—	178,687,217

Total Investments	$—	$837,481,985	$—	$837,481,985

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2015.
(B)	Illiquid security. Total aggregate value of illiquid securities is $37,500,000, representing 4.5% of the Portfolio’s net assets.
(C)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $313,332,419, representing 37.4% of the Portfolio’s net assets.
(D)	Aggregate cost for federal income tax purposes is $837,481,985.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 31.4%
Ally Master Owner Trust
Series 2014-1, Class A2
1.29%, 01/15/2019	$ 1,500,000	$ 1,502,654
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 01/15/2020	2,000,000	2,002,594
Series 2014-3, Class A
1.49%, 04/15/2020	1,000,000	1,005,190
Series 2014-4, Class A
1.43%, 06/15/2020	1,500,000	1,502,778
AmeriCredit Automobile Receivables Trust
Series 2013-1, Class A3
0.61%, 10/10/2017	451,798	451,752
Series 2013-3, Class C
2.38%, 06/10/2019	1,000,000	1,017,163
ARI Fleet Lease Trust
Series 2012-B, Class A
0.49%, 01/15/2021 (A) (B)	166,687	166,426
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A
3.15%, 03/20/2017 (B)	2,000,000	2,021,622
Series 2014-1A, Class A
2.46%, 07/20/2020 (B)	1,250,000	1,258,206
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/2020	1,000,000	1,096,064
Series 2014-A5, Class A
1.48%, 07/15/2020	3,150,000	3,166,210
Series 2015-A1, Class A
1.39%, 01/15/2021	3,800,000	3,791,127
CarMax Auto Owner Trust
Series 2013-2, Class C
1.61%, 03/15/2019	2,150,000	2,151,460
Series 2015-2, Class C
2.39%, 03/15/2021	900,000	900,550
Chase Issuance Trust
Series 2012-A5, Class A5
0.59%, 08/15/2017	1,875,000	1,875,006
Series 2014-A7, Class A
1.38%, 11/15/2019	2,000,000	2,004,158
CIT Equipment Collateral
Series 2014-VT1, Class C
2.65%, 10/20/2022 (B)	2,000,000	2,010,360
Citibank Credit Card Issuance Trust
Series 2006-A3, Class A3
5.30%, 03/15/2018	1,905,000	1,965,920
Series 2013-A6, Class A6
1.32%, 09/07/2018	2,000,000	2,010,070
Series 2014-A2, Class A2
1.02%, 02/22/2019	3,900,000	3,898,194
Series 2014-A4, Class A4
1.23%, 04/24/2019	3,900,000	3,914,056
CLI Funding V LLC
Series 2013-1A
2.83%, 03/18/2028 (B)	852,500	847,377

	Principal	Value
ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust
Series 2012-C, Class B
1.30%, 03/16/2020	$ 640,000	$ 641,976
Series 2013-D, Class B
1.75%, 04/15/2021	1,100,000	1,111,469
Series 2014-A, Class A3
0.84%, 05/15/2019	1,090,000	1,089,539
Series 2014-B, Class B
1.93%, 11/15/2021	1,050,000	1,050,891
Series 2014-C, Class A3
1.05%, 11/15/2019	2,025,000	2,019,411
Series 2015-B, Class A3
1.37%, 07/15/2020	1,000,000	999,712
Series 2015-B, Class B
2.23%, 10/17/2022	1,825,000	1,827,810
CNH Wholesale Master Note Trust
Series 2013-2A, Class A
0.79%, 08/15/2019 (A) (B)	750,000	750,607
Diamond Resorts Owner Trust
Series 2013-2, Class A
2.27%, 05/20/2026 (B)	1,744,578	1,752,781
Series 2014-1, Class A
2.54%, 05/20/2027 (B)	2,294,132	2,299,401
Discover Card Execution Note Trust
Series 2007-A1, Class A1
5.65%, 03/16/2020	4,000,000	4,381,008
Series 2014-A3, Class A3
1.22%, 10/15/2019	5,000,000	5,008,145
Series 2014-A5, Class A
1.39%, 04/15/2020	2,000,000	2,004,864
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A2
3.65%, 08/01/2019	1,988,920	2,059,569
Fifth Third Auto Trust
Series 2013-1, Class A3
0.88%, 10/16/2017	2,057,798	2,059,580
Ford Credit Auto Lease Trust
Series 2014-A, Class B
1.16%, 08/15/2017	2,800,000	2,797,124
Ford Credit Auto Owner Trust
Series 2013-A, Class A4
0.78%, 05/15/2018	2,600,000	2,597,169
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class D
3.50%, 01/15/2019	2,300,000	2,372,737
Series 2013-5, Class B
1.88%, 09/15/2018	1,665,000	1,677,393
Series 2015-1, Class B
1.62%, 01/15/2020	1,050,000	1,048,269
GE Equipment Transportation LLC
Series 2013-1, Class B
1.23%, 03/24/2021	2,150,000	2,154,205
Series 2013-1, Class C
1.54%, 03/24/2021	640,000	642,303
Huntington Auto Trust
Series 2011-1A, Class A4
1.31%, 11/15/2016 (B)	473,635	473,760
Series 2011-1A, Class B
1.84%, 01/17/2017 (B)	1,500,000	1,500,695

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust
Series 2012-C, Class C
1.42%, 02/15/2019	$ 1,010,000	$ 1,009,742
Invitation Homes Trust
Series 2013-SFR1, Class B
1.60%, 12/17/2030 (A) (B)	1,080,000	1,065,572
John Deere Owner Trust
Series 2012-B, Class A4
0.69%, 01/15/2019	1,440,000	1,440,870
Series 2013-B, Class A3
0.87%, 08/15/2017	1,027,663	1,029,008
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030 (B)	791,999	797,788
Nissan Master Owner Trust Receivables
Series 2015-A, Class A2
1.44%, 01/15/2020	2,090,000	2,090,564
Sierra Timeshare Receivables Funding LLC
Series 2012-1A, Class B
3.58%, 11/20/2028 (B)	1,186,895	1,205,248
Series 2015-1A, Class A
2.40%, 03/22/2032 (B)	1,425,875	1,426,872
SMART Trust
Series 2012-4US, Class A4A
1.25%, 08/14/2018	1,100,000	1,099,727
Series 2013-2US, Class A3B
0.62%, 01/14/2017 (A)	1,450,285	1,449,995
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 01/15/2022	2,062,000	2,087,738
Tricon American Homes Trust
Series 2015-SFR1, Class B
1.84%, 05/17/2032 (A) (B)	730,000	724,435
Volkswagen Auto Loan Enhanced Trust
Series 2013-1, Class A4
0.78%, 07/22/2019	3,850,000	3,834,319
Volvo Financial Equipment LLC
Series 2012-1A, Class C
2.38%, 09/16/2019 (B)	2,250,000	2,253,805
World Financial Network Credit Card Master Trust
Series 2012-C, Class M
3.32%, 08/15/2022	500,000	519,007
Series 2013-A, Class A
1.61%, 12/15/2021	5,000,000	4,991,935
Series 2013-B, Class A
0.91%, 03/16/2020	3,535,000	3,536,039
World Omni Auto Receivables Trust
Series 2015-A, Class A4
1.75%, 04/15/2021	2,450,000	2,444,348

Total Asset-Backed Securities (Cost $118,717,636)		117,886,367

CORPORATE DEBT SECURITIES - 26.1%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.
2.13%, 09/15/2016	1,320,000	1,339,321

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 0.7%
American Honda Finance Corp.
0.77%, 10/07/2016 (A)	$ 1,235,000	$ 1,239,800
Series MTN
1.20%, 07/14/2017	1,250,000	1,251,004

		2,490,804

Banks - 5.2%
Bank of Nova Scotia
1.30%, 07/21/2017	3,820,000	3,820,783
Deutsche Bank AG
1.35%, 05/30/2017	2,240,000	2,224,990
Export-Import Bank of Korea
1.25%, 11/20/2015	2,220,000	2,224,151
KeyBank NA
1.70%, 06/01/2018	1,330,000	1,328,271
PNC Funding Corp.
2.70%, 09/19/2016	4,175,000	4,247,474
Wells Fargo & Co.
1.50%, 01/16/2018	3,425,000	3,418,575
Westpac Banking Corp.
1.20%, 05/19/2017 (C)	2,260,000	2,264,802

		19,529,046

Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	2,000,000	2,373,894

Capital Markets - 2.1%
Goldman Sachs Group, Inc.
6.15%, 04/01/2018	3,005,000	3,341,199
Morgan Stanley
Series MTN
6.63%, 04/01/2018	4,000,000	4,488,224

		7,829,423

Chemicals - 0.7%
Airgas, Inc.
1.65%, 02/15/2018	2,575,000	2,561,005

Consumer Finance - 1.3%
Capital One Financial Corp.
3.15%, 07/15/2016	2,700,000	2,750,793
Caterpillar Financial Services Corp.
Series MTN
1.00%, 03/03/2017	2,020,000	2,024,484

		4,775,277

Diversified Financial Services - 2.7%
Bear Stearns Cos. LLC
7.25%, 02/01/2018	2,500,000	2,832,065
Citigroup, Inc.
1.70%, 04/27/2018	3,425,000	3,402,984
Ford Motor Credit Co. LLC
3.98%, 06/15/2016	1,750,000	1,790,903
4.21%, 04/15/2016	2,060,000	2,106,836

		10,132,788

Diversified Telecommunication Services - 0.8%
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/2017	1,300,000	1,301,567
Verizon Communications, Inc.
1.82%, 09/15/2016 (A)	1,670,000	1,690,551

		2,992,118

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 0.6%
Hydro-Quebec
1.38%, 06/19/2017	$ 2,160,000	$ 2,178,295

Food & Staples Retailing - 0.9%
CVS Health Corp.
2.25%, 12/05/2018	3,500,000	3,543,211

Hotels, Restaurants & Leisure - 0.9%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018	3,000,000	3,356,463

Insurance - 2.1%
Berkshire Hathaway Finance Corp.
0.58%, 01/12/2018 (A)	1,820,000	1,822,260
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (B) (C)	2,200,000	2,195,901
New York Life Global Funding
1.30%, 10/30/2017 (B)	3,745,000	3,734,799

		7,752,960

Media - 0.9%
Comcast Cable Communications LLC
8.88%, 05/01/2017 (C)	2,880,000	3,269,534

Metals & Mining - 0.5%
Vale Overseas, Ltd.
6.25%, 01/23/2017	1,750,000	1,850,765

Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.
1.72%, 06/24/2018	1,500,000	1,508,946
Husky Energy, Inc.
6.20%, 09/15/2017	2,420,000	2,627,818
Petroleos Mexicanos
5.75%, 03/01/2018	3,250,000	3,535,447
Total Capital International SA
1.55%, 06/28/2017	1,500,000	1,513,913

		9,186,124

Pharmaceuticals - 0.4%
Bayer US Finance LLC
1.50%, 10/06/2017 (B)	1,430,000	1,436,163

Real Estate Investment Trusts - 2.1%
Health Care REIT, Inc.
2.25%, 03/15/2018	1,950,000	1,964,428
6.20%, 06/01/2016	1,750,000	1,824,207
Simon Property Group, LP
1.50%, 02/01/2018 (B)	2,350,000	2,345,516
Ventas Realty, LP
1.55%, 09/26/2016	1,760,000	1,766,488

		7,900,639

Road & Rail - 0.5%
Canadian National Railway Co.
0.48%, 11/06/2015 (A)	1,850,000	1,850,303

Semiconductors & Semiconductor Equipment - 0.4%
Altera Corp.
2.50%, 11/15/2018	1,460,000	1,491,421

Total Corporate Debt Securities (Cost $97,663,833)		97,839,554

	Principal	Value
FOREIGN GOVERNMENT OBLIGATION - 0.5%
Province of Ontario, Canada
2.30%, 05/10/2016	$ 1,985,000	$ 2,015,186

Total Foreign Government Obligation (Cost $1,996,689)		2,015,186

MORTGAGE-BACKED SECURITIES - 11.7%
Banc of America Commercial Mortgage Trust
Series 2006-1, Class A1A
5.38%, 09/10/2045 (A)	3,422,538	3,458,602
Series 2008-1, Class A4
6.43%, 02/10/2051 (A)	3,190,707	3,473,069
CD Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.48%, 01/15/2046 (A)	1,889,260	1,903,078
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A2
3.76%, 04/15/2044 (B)	2,773,634	2,805,084
COMM Mortgage Trust
Series 2012-9W57, Class A
2.36%, 02/10/2029 (B)	4,050,000	4,115,063
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1
3.74%, 11/10/2046 (B)	3,724,407	3,765,268
Series 2011-LC3A, Class A2
3.64%, 08/10/2044	1,304,628	1,327,841
Del Coronado Trust
Series 2013-HDC, Class A
0.99%, 03/15/2026 (A) (B)	2,050,000	2,048,743
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A1
1.25%, 01/15/2047	2,817,945	2,812,301
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2002-C2, Class E
5.98%, 12/12/2034 (A)	245,734	254,446
Series 2006-CB14, Class A4
5.48%, 12/12/2044 (A)	2,232,771	2,253,764
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Class AM
5.26%, 11/15/2040 (A)	3,100,000	3,106,814
Series 2006-C1, Class A4
5.16%, 02/15/2031	3,087,061	3,117,030
Morgan Stanley Capital I Trust
Series 2006-IQ11, Class A4
5.84%, 10/15/2042 (A)	1,465,652	1,476,134
NLY Commercial Mortgage Trust
Series 2014-FL1, Class A
1.39%, 11/15/2030 (A) (B)	2,364,597	2,362,429
Sequoia Mortgage Trust
Series 2012-2, Class A2
3.50%, 04/25/2042 (A)	208,092	210,314
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class A3
5.56%, 03/15/2045 (A)	1,109,151	1,123,343
Series 2007-C30, Class A3
5.25%, 12/15/2043	1,101,108	1,115,580

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
Series 2007-C30, Class APB
5.29%, 12/15/2043	$ 1,559,188	$ 1,573,811
WFRBS Commercial Mortgage Trust
Series 2013-C18, Class A1
1.19%, 12/15/2046	1,553,923	1,554,644

Total Mortgage-Backed Securities (Cost $44,734,234)		43,857,358

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.5%
Federal Home Loan Mortgage Corp.
2.27%, 06/01/2033 (A)	1,327,371	1,409,778
4.50%, 05/01/2023 - 09/01/2026	2,816,779	2,969,345
Federal National Mortgage Association
5.51%, 04/01/2017	2,834,093	3,032,022
FREMF Mortgage Trust
Series 2013-K502, Class B
2.83%, 03/25/2045 (A) (B)	1,820,000	1,843,957
Government National Mortgage Association
1.49%, 03/16/2043	3,640,910	3,552,563
1.78%, 09/16/2041	3,808,637	3,732,640
4.52%, 12/20/2061	2,440,737	2,628,862
4.67%, 11/20/2061 - 09/20/2063	4,321,984	4,635,618
4.75%, 02/20/2061	457,510	485,069
4.80%, 02/20/2063	3,484,307	3,748,201
4.82%, 02/20/2061	427,468	455,694
4.86%, 05/20/2061	816,752	871,374
4.89%, 06/20/2063	2,944,366	3,158,798
4.95%, 05/20/2062	3,367,450	3,598,926
5.19%, 04/20/2062	2,992,798	3,166,856
5.27%, 11/20/2060	2,370,781	2,573,869
5.32%, 04/20/2061	1,748,106	1,875,212
5.47%, 01/20/2060	6,253,096	6,719,933
5.50%, 03/20/2060	808,724	878,740
5.59%, 11/20/2059	3,850,965	4,056,206
5.65%, 06/20/2059	2,949,359	3,095,382
5.75%, 12/15/2022	398,067	452,737
Small Business Administration
3.33%, 02/25/2022 (A)	2,538,536	2,698,796
4.06%, 10/25/2027 (A)	2,177,401	2,467,264
4.14%, 08/25/2026 (A)	2,213,763	2,496,495
4.17%, 07/25/2026 (A)	2,571,878	2,884,757
4.25%, 02/25/2024 (A)	2,784,357	3,047,363
4.63%, 11/25/2026 (A)	2,967,244	3,383,996
4.70%, 05/25/2026 (A)	838,426	942,047

Total U.S. Government Agency Obligations (Cost $78,860,518)		76,862,500

U.S. GOVERNMENT OBLIGATIONS - 7.3%
U.S. Treasury Note
0.50%, 01/31/2017 - 04/30/2017 (C)	19,500,000	19,477,968
1.50%, 05/31/2020 (C)	8,000,000	7,956,248

Total U.S. Government Obligations (Cost $27,412,243)		27,434,216

	Shares	Value
SECURITIES LENDING COLLATERAL - 4.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	17,503,200	$ 17,503,200

Total Securities Lending Collateral (Cost $17,503,200)		17,503,200

	Principal	Value
REPURCHASE AGREEMENT - 5.7%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2015, to be repurchased at $21,508,775 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 08/15/2039, and with a total value of $21,943,052.	$ 21,508,769	21,508,769

Total Repurchase Agreement (Cost $21,508,769)		21,508,769

Total Investments (Cost $408,397,122) (E)		404,907,150
Net Other Assets (Liabilities) - (7.9)%		(29,670,260)

Net Assets - 100.0%		$ 375,236,890

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners High Quality Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$117,886,367	$—	$117,886,367
Corporate Debt Securities	—	97,839,554	—	97,839,554
Foreign Government Obligation	—	2,015,186	—	2,015,186
Mortgage-Backed Securities	—	43,857,358	—	43,857,358
U.S. Government Agency Obligations	—	76,862,500	—	76,862,500
U.S. Government Obligations	—	27,434,216	—	27,434,216
Securities Lending Collateral	17,503,200	—	—	17,503,200
Repurchase Agreement	—	21,508,769	—	21,508,769

Total Investments	$17,503,200	$387,403,950	$—	$404,907,150

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(B)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $47,207,878, representing 12.6% of the Portfolio’s net assets.
(C)	All or a portion of the security is on loan. The value of all securities on loan is $17,143,769. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at June 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $408,397,122. Aggregate gross unrealized appreciation and depreciation for all securities is $612,769 and $4,102,741, respectively. Net unrealized depreciation for tax purposes is $3,489,972.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
Deutsche Bundesrepublik Inflation-Linked Bond
1.50%, 04/15/2016	EUR 5,823	$ 6,538
Hellenic Republic Government Bond
Zero Coupon, 10/15/2042	366,000	1,812
Italy Buoni Poliennali del Tesoro
2.10%, 09/15/2016	10,728	12,250
2.35%, 09/15/2024 (A)	3,469,218	4,258,963
2.55%, 09/15/2041 (A)	419,157	525,691
2.60%, 09/15/2023 (A)	251,687	315,077
Mexican Udibonos
Series S
4.00%, 06/13/2019	MXN 42,214,176	2,909,798
New Zealand Government Bond
3.00%, 09/20/2030 (A)	NZD 4,673,000	3,566,851

Total Foreign Government Obligations (Cost $12,972,815)		11,596,980

U.S. GOVERNMENT OBLIGATIONS - 94.7%
U.S. Treasury Inflation Indexed Bond
0.63%, 02/15/2043	$ 3,544,974	3,142,839
0.75%, 02/15/2042 - 02/15/2045	15,516,881	14,225,801
1.38%, 02/15/2044	5,826,789	6,220,097
1.75%, 01/15/2028	8,825,401	9,997,521
2.00%, 01/15/2026	6,287,747	7,218,139
2.13%, 02/15/2040 - 02/15/2041	9,887,512	12,219,511
2.38%, 01/15/2025 - 01/15/2027	21,057,747	24,901,303
2.50%, 01/15/2029	6,688,715	8,243,320
3.38%, 04/15/2032	948,197	1,336,661
3.63%, 04/15/2028	6,450,683	8,789,056
3.88%, 04/15/2029 (B)	7,836,063	11,099,046
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016 - 07/15/2024	96,163,937	96,260,141
0.25%, 01/15/2025	17,015,542	16,689,847
0.38%, 07/15/2023	10,857,395	10,896,416
0.63%, 07/15/2021 - 01/15/2024	12,748,134	12,968,212
1.13%, 01/15/2021	9,820,111	10,387,065
1.25%, 07/15/2020	5,792,939	6,198,445
1.38%, 07/15/2018 - 01/15/2020	9,549,298	10,189,173
2.50%, 07/15/2016	6,365,354	6,601,566

Total U.S. Government Obligations (Cost $278,255,315)		277,584,159

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED - 0.1%
10-Year Treasury Note Future, Call
Strike Price $128.50
Expires 08/21/2015	93	39,234
U.S. Treasury Bond, Call
Strike Price $151.00
Expires 07/24/2015	35	75,469
10-Year Treasury Note Future, Put
Strike Price $125.50
Expires 07/24/2015	38	20,187

	Contracts	Value
EXCHANGE-TRADED OPTIONS PURCHASED (continued)
Eurodollar, Mid-Curve 1-Year Future, Put
Strike Price $98.50
Expires 07/10/2015	7	$ 44
Eurodollar, Mid-Curve 1-Year Future, Put
Strike Price $98.50
Expires 08/14/2015	180	5,625
Eurodollar, Mid-Curve 1-Year Future, Put
Strike Price $98.75
Expires 07/10/2015	363	18,150

Total Exchange-Traded Options Purchased (Cost $242,967)		158,709

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED - 0.1%
AUD vs. USD, Call
Exercise Price AUD 0.82
Expires 08/13/2015, BNP	3,685,000	3,127
GBP vs. USD, Call
Exercise Price GBP 1.61
Expires 07/10/2015, CITI	1,890,000	1,191
USD vs. CAD, Call
Exercise Price $1.28
Expires 07/02/2015, CITI	11,110,000	78
AUD vs. JPY, Put
Exercise Price AUD 92.50
Expires 07/17/2015, BCLY	9,485,000	35,786
AUD vs. USD, Put
Exercise Price AUD 0.75
Expires 08/28/2015, BNP	3,835,000	31,838
AUD vs. USD, Put
Exercise Price AUD 0.76
Expires 07/02/2015, HSBC	7,690,000	1,626
AUD vs. USD, Put
Exercise Price AUD 0.78
Expires 08/13/2015, DUB	3,685,000	591
CAD vs. JPY, Put
Exercise Price CAD 98.50
Expires 07/17/2015, DUB	9,060,000	85,254
CHF vs. SEK, Put
Exercise Price CHF 8.25
Expires 08/28/2015, JPM	2,790,000	2,665
GBP vs. USD, Put
Exercise Price GBP 1.54
Expires 07/10/2015, CITI	1,890,000	1,232
USD vs. CAD, Put
Exercise Price $1.22
Expires 07/02/2015, CITI	11,110,000	67
USD vs. NOK, Put
Exercise Price $7.00
Expires 07/15/2015, BOA	5,660,000	17
USD vs. SEK, Put
Exercise Price $7.80
Expires 08/28/2015, UBS	5,845,000	15,162

Total Over-the-Counter Foreign Exchange Options Purchased (Cost $386,525)		178,634

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED - 0.4%
Call, pays Floating Rate Index 3-Month
USD-LIBOR, Exercise rate 2.10%
Expires 02/12/2106, DUB	$ 15,700,000	$ 207,101
Put, receives Floating Rate Index 3-Month USD-LIBOR, Exercise rate 2.10% Expires 02/12/2016, DUB	15,700,000	202,092
Put, receives Floating Rate Index 3-Month USD-LIBOR, Exercise rate 2.50%
Expires 06/08/2022, DUB	EUR 3,200,000	321,725
Put, receives Floating Rate Index 3-Month USD-LIBOR, Exercise rate 2.75%
Expires 01/15/2016, DUB	$ 7,000,000	128,932
Put, receives Floating Rate Index 3-Month USD-LIBOR, Exercise rate 2.85%
Expires 09/04/2015, DUB	11,250,000	51,469
Put, receives Floating Rate Index 3-Month USD-LIBOR, Exercise rate 2.85%
Expires 09/04/2015, DUB	5,625,000	25,735
Put, receives Floating Rate Index 3-Month USD-LIBOR, Exercise rate 2.85%
Expires 09/16/2015, DUB	5,600,000	31,361

	Notional Amount	Value
OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED (continued)
Put, receives Floating Rate Index 3-Month USD-LIBOR, Exercise rate 2.95%
Expires 01/15/2016, DUB	$ 2,500,000	$ 133,929
Put, receives Floating Rate Index 3-Month USD-LIBOR, Exercise rate 3.35%
Expires 01/15/2016, DUB	5,000,000	121,006
Put, receives Floating Rate Index 3-Month USD-LIBOR, Exercise rate 3.75%
Expires 01/15/2016, DUB	8,800,000	85,609

Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $1,307,633)		1,308,959

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.6%
BlackRock Provident TempFund 24 (C)	1,944,700	1,944,700

Total Short-Term Investment Company (Cost $1,944,700)		1,944,700

Total Investments (Cost $295,109,955) (D)		292,772,141
Net Other Assets (Liabilities) - 0.2%		457,692

Net Assets - 100.0%		$ 293,229,833

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Value
Call - 10-Year Treasury Note Future	USD 128.00	07/24/2015	13	$(9,528)	$(3,453)
Call - 10-Year Treasury Note Future	USD 130.50	08/21/2015	93	(31,834)	(15,985)

Total				$(41,362)	$(19,438)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premiums Received	Value
Call - AUD vs. USD	BNP	AUD	0.80	10/29/2015	AUD	3,835,000	$(30,036)	$(30,151)
Call - AUD vs. USD	DUB	AUD	0.82	08/13/2015	AUD	3,685,000	(30,514)	(2,803)
Call - CHF vs. SEK	JPM	CHF	9.75	08/28/2015	CHF	3,425,625	(18,675)	(4,269)
Call - EUR vs. USD	DUB	EUR	1.15	08/03/2015	EUR	2,675,000	(31,264)	(13,703)
Call - EUR vs. USD	DUB	EUR	1.16	08/06/2015	EUR	2,640,000	(33,003)	(11,811)
Call - USD vs. JPY	BCLY	USD	126.50	10/30/2015	USD	2,935,000	(23,788)	(22,332)
Call - USD vs. JPY	DUB	USD	126.50	10/30/2015	USD	2,945,000	(23,884)	(23,884)
Put - AUD vs. USD	HSBC	AUD	0.78	08/13/2015	AUD	3,685,000	(88,384)	(59,138)
Put - USD vs. JPY	BCLY	USD	113.50	10/30/2015	USD	2,935,000	(23,788)	(8,086)
Put - USD vs. JPY	DUB	USD	113.50	10/30/2015	USD	2,945,000	(6,273)	(6,273)

Total							$(309,609)	$(182,450)

OVER-THE-COUNTER INFLATION-CAPPED OPTIONS WRITTEN:

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	DUB	2.50%	HICP Index	04/26/2022	EUR	1,070,000	$(74,168)	$(3,907)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Value
Call - 10-Year	DUB	3-Month USD-LIBOR BBA	Receive	1.90%	02/13/2017	USD	5,900,000	$(116,905)	$(33,804)
Call - 10-Year	DUB	3-Month USD-LIBOR BBA	Receive	2.10	03/06/2017	USD	3,700,000	(83,792)	(36,208)
Call - 10-Year	DUB	3-Month USD-LIBOR BBA	Receive	2.10	03/06/2017	USD	1,830,000	(34,911)	(17,908)
Call - 10-Year	DUB	3-Month USD-LIBOR BBA	Receive	2.10	03/16/2017	USD	1,800,000	(43,679)	(17,652)
Call - 30-Year	DUB	6-Month EUR-EURIBOR	Receive	1.65	12/18/2015	EUR	2,750,000	(189,247)	(158,889)
Put - 10-Year	DUB	3-Month USD-LIBOR BBA	Pay	2.90	02/13/2017	USD	5,900,000	(168,483)	(228,693)
Put - 10-Year	DUB	3-Month USD-LIBOR BBA	Pay	3.10	03/06/2017	USD	3,700,000	(101,306)	(120,922)
Put - 10-Year	DUB	3-Month USD-LIBOR BBA	Pay	3.10	03/06/2017	USD	1,830,000	(53,774)	(60,505)
Put - 10-Year	DUB	3-Month USD-LIBOR BBA	Pay	3.10	03/16/2017	USD	1,800,000	(45,493)	(60,370)
Put - 20-Year	DUB	6-Month EUR-EURIBOR	Pay	4.50	06/08/2022	EUR	3,200,000	(150,269)	(146,269)
Put - 30-Year	DUB	6-Month EUR-EURIBOR	Pay	1.65	12/18/2015	EUR	2,750,000	(189,247)	(201,470)
Put - 30-Year	DUB	3-Month USD-LIBOR BBA	Pay	2.55	01/15/2016	USD	2,500,000	(142,465)	(35,718)

Total								$(1,319,571)	$(1,118,408)

CENTRALLY CLEARED SWAP AGREEMENTS: (E)

Interest Rate Swap Agreements - Fixed Rate Payable
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	2.38%	04/24/2045	USD	350,000	$39,288	$0	$39,288
3-Month USD-LIBOR	2.39	04/24/2045	USD	350,000	38,511	0	38,511
3-Month USD-LIBOR	2.42	04/24/2045	USD	360,000	37,347	0	37,347
3-Month USD-LIBOR	2.42	04/24/2045	USD	340,000	35,088	0	35,088
3-Month USD-LIBOR	2.80	02/25/2025	USD	6,600,000	(279,435)	(77,721)	(201,714)
3-Month USD-LIBOR	3.05	02/15/2040	USD	800,000	(29,455)	0	(29,455)
3-Month USD-LIBOR	3.06	02/15/2040	USD	900,000	(37,083)	0	(37,083)

Total					$(195,739)	$(77,721)	$(118,018)

OVER-THE-COUNTER SWAP AGREEMENTS:

Interest Rate Swap Agreements - Fixed Rate Receivable
Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco NSA	DUB	0.00%	11/19/2015	EUR	3,135,000	$261	$1,581	$(1,320)

FUTURES CONTRACTS:
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
90-Day Eurodollar	Short	(26)	12/14/2015	$—	$(25,025)
90-Day Eurodollar	Short	(165)	12/18/2017	—	(9,975)
2-Year U.S. Treasury Note	Long	8	09/30/2015	3,625	—
5-Year U.S. Treasury Note	Long	65	09/30/2015	8,962	—
10-Year Japan Government Bond	Short	(11)	09/10/2015	—	(81,873)
10-Year U.S. Treasury Note	Long	218	09/21/2015	—	(48,884)
Euro-BTP Italian Government Bond	Short	(4)	09/08/2015	13,541	—
German Euro BOBL	Short	(1)	09/08/2015	680	—
German Euro Bund	Short	(1)	09/08/2015	3,634	—
U.K. Long Gilt Bond	Short	(11)	09/28/2015	—	(16,671)
U.S. Treasury Bond	Long	11	09/21/2015	—	(1,408)
U.S. Treasury Bond	Short	(82)	09/21/2015	410,641	—

Total				$441,083	$(183,836)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	07/03/2015	CAD	2,064,785	USD	1,672,500	$—	$(19,418)
BCLY	07/21/2015	USD	3,103,913	MXN	46,568,000	145,765	—
BCLY	08/17/2015	AUD	970,000	USD	739,829	6,567	—
BCLY	08/17/2015	USD	748,553	AUD	970,000	2,157	—
BOA	07/03/2015	USD	2,215,000	CAD	2,703,091	50,885	—
CBA	08/17/2015	AUD	950,000	USD	729,601	1,405	—
CITI	07/22/2015	CAD	2,260,000	JPY	223,657,498	—	(19,108)
DUB	07/03/2015	CAD	3,385,808	USD	2,742,500	—	(31,796)
DUB	07/22/2015	CAD	2,260,000	JPY	223,627,001	—	(18,859)
GSC	07/06/2015	EUR	362,000	USD	410,533	—	(6,924)
HSBC	07/21/2015	USD	643,907	NZD	911,000	27,772	—
JPM	07/21/2015	USD	3,209,189	NZD	4,306,000	296,919	—
RBC	07/06/2015	EUR	408,000	USD	464,078	—	(9,181)
RBC	09/15/2015	JPY	62,169,000	USD	504,188	4,299	—
SCB	09/15/2015	MXN	22,546,000	USD	1,458,792	—	(32,054)
UBS	07/06/2015	USD	4,635,207	EUR	4,222,000	—	(72,086)
UBS	08/05/2015	USD	3,867,769	EUR	3,452,000	17,439	—

Total						$553,208	$(209,426)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Foreign Government Obligations	$—	$11,596,980	$—	$11,596,980
U.S. Government Obligations	—	277,584,159	—	277,584,159
Exchange-Traded Options Purchased	158,709	—	—	158,709
Over-the-Counter Foreign Exchange Options Purchased	—	178,634	—	178,634
Over-the-Counter Interest Rate Swaptions Purchased	—	1,308,959	—	1,308,959
Short-Term Investment Company	1,944,700	—	—	1,944,700

Total Investments	$2,103,409	$290,668,732	$—	$292,772,141

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$150,234	$—	$150,234
Over-the-Counter Interest Rate Swap Agreements	—	261	—	261
Futures Contracts (G)	441,083	—	—	441,083
Forward Foreign Currency Contracts (G)	—	553,208	—	553,208

Total Other Financial Instruments	$441,083	$703,703	$—	$1,144,786

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(19,438)	$—	$—	$(19,438)
Over-the-Counter Foreign Exchange Options Written	—	(182,450)	—	(182,450)
Over-the-Counter Inflation-Capped Options Written	—	(3,907)	—	(3,907)
Over-the-Counter Interest Rate Swaptions Written	—	(1,118,408)	—	(1,118,408)
Centrally Cleared Interest Rate Swap Agreements	—	(345,973)	—	(345,973)
Futures Contracts (G)	(183,836)	—	—	(183,836)
Forward Foreign Currency Contracts (G)	—	(209,426)	—	(209,426)

Total Other Financial Instruments	$(203,274)	$(1,860,164)	$—	$(2,063,438)

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Inflation-Protected Securities Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $183,455.
(C)	The investment issuer is affiliated with the sub-adviser of the Portfolio.
(D)	Aggregate cost for federal income tax purposes is $295,109,955. Aggregate gross unrealized appreciation and depreciation for all securities is $3,703,600 and $6,041,414, respectively. Net unrealized depreciation for tax purposes is $2,337,814.
(E)	Cash in the amount of $498,080 has been segregated by the custodian as collateral for centrally cleared swap agreements.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
NOK	Norwegian Krone
SEK USD	Swedish Krona United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America
CBA	Commonwealth Bank of Australia
CITI	Citigroup, Inc.
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

BBA BOBL	British Bankers’ Association Bundesobligationen (Germanfederal government securities)
BTP EURIBOR	Republic of Italy (“Buoni del Tesoro Poliennali”) Treasury Bonds Euro InterBank Offered Rate
HICP	Harmonized Indices of Consumer Prices
LIBOR	London Interbank Offered Rate
NSA	Not Seasonally Adjusted

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 7.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 (A)	$ 3,987,761	$ 4,529,885
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class C
2.42%, 05/08/2018	1,350,000	1,360,407
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1
1.71%, 07/18/2027 (A) (B) (C)	4,560,000	4,557,332
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (A)	3,316,373	3,308,469
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 (A)	510,000	510,144
Series 2013-BA, Class C
2.24%, 09/16/2019 (A)	520,000	519,783
Series 2014-AA, Class B
1.76%, 08/15/2019 (A)	580,000	578,421
Series 2014-AA, Class C
2.28%, 11/15/2019 (A)	745,000	743,791
Conseco Finance Securitizations Corp.
Series 2002-2, Class A2
6.03%, 03/01/2033 (B)	346,069	350,556
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A
1.21%, 10/15/2020 (A)	813,211	814,147
DT Auto Owner Trust
Series 2012-1A, Class D
4.94%, 07/16/2018 (A)	717,463	720,358
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	1,210,000	1,219,801
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class C
2.86%, 01/15/2019	455,000	465,050
Series 2012-2, Class D
3.50%, 01/15/2019	815,000	840,774
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (A)	2,905,000	2,902,095
Series 2013-T1, Class A2
1.50%, 01/16/2046 (A)	3,550,000	3,546,450
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.45%, 03/20/2036 (B)	5,750,000	5,543,512
ICG US CLO, Ltd.
Series 2014-1A, Class A1
1.43%, 04/20/2026 (A) (B)	4,610,000	4,540,869
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/22/2031 (A)	2,941,205	2,936,338
OCP CLO, Ltd.
Series 2015-8A, Class A1
1.80%, 04/17/2027 (A) (B)	4,650,000	4,648,363
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A
1.79%, 07/20/2027 (A) (B) (C) (D)	4,575,000	4,568,183

	Principal	Value
ASSET-BACKED SECURITIES (continued)
RAAC Trust
Series 2007-RP4, Class A
0.53%, 11/25/2046 (A) (B)	$ 958,153	$ 825,091
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037 (B) (E)	1,455,489	784,756
Santander Drive Auto Receivables Trust
Series 2013-4, Class C
3.25%, 01/15/2020	1,560,000	1,596,635
Series 2013-A, Class B
1.89%, 10/15/2019 (A)	2,355,000	2,370,364
Series 2013-A, Class C
3.12%, 10/15/2019 (A)	910,000	928,909
SBA Tower Trust
Series 2014-1A, Class C
2.90%, 10/15/2044 (A) (B) (E)	9,030,000	9,075,213
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 (A)	1,446,812	1,454,970
Series 2014-1A, Class A
2.07%, 03/20/2030 (A)	2,860,170	2,874,619
Series 2014-2A, Class A
2.05%, 06/20/2031 (A)	2,572,105	2,589,775
Series 2014-3A, Class A
2.30%, 10/20/2031 (A)	3,060,834	3,075,998
Series 2015-1A, Class A
2.40%, 03/22/2032 (A)	2,095,075	2,096,539
Series 2015-1A, Class B
3.05%, 03/22/2032 (A)	2,173,804	2,175,786
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (A)	2,711,698	2,707,075
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.69%, 01/15/2043 (A) (B)	1,805,000	1,916,634
Series 2011-B, Class A3
2.44%, 06/16/2042 (A) (B)	690,000	729,334
Series 2011-C, Class A2A
3.44%, 10/17/2044 (A) (B)	1,190,000	1,274,257
Series 2013-A, Class B
2.50%, 03/15/2047 (A)	260,000	251,584
Series 2013-B, Class B
3.00%, 05/16/2044 (A)	340,000	333,147
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (A)	3,606,914	3,642,655
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (A)	2,199,261	2,212,875
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.14%, 10/15/2021 (A) (B) (D)	6,291,000	6,293,349

Total Asset-Backed Securities (Cost $99,021,967)		98,414,293

CORPORATE DEBT SECURITIES - 36.7%
Aerospace & Defense - 0.3%
Exelis, Inc.
5.55%, 10/01/2021	3,442,000	3,787,274

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Air Freight & Logistics - 0.2%
FedEx Corp.
4.90%, 01/15/2034	$ 1,760,000	$ 1,824,571
5.10%, 01/15/2044	1,260,000	1,299,782

		3,124,353

Airlines - 0.8%
American Airlines Pass-Through Trust
3.70%, 04/01/2028 (F)	4,173,974	4,173,974
United Airlines Pass-Through Trust
3.75%, 03/03/2028	7,095,000	7,024,050

		11,198,024

Auto Components - 0.2%
BorgWarner, Inc.
3.38%, 03/15/2025 (F)	2,235,000	2,199,218

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	850,000	896,132
6.25%, 10/02/2043	500,000	557,778

		1,453,910

Banks - 5.0%
Barclays Bank PLC
10.18%, 06/12/2021 (A)	9,240,000	12,242,067
BPCE SA
4.00%, 04/15/2024 (F)	1,647,000	1,662,712
5.15%, 07/21/2024 (A)	1,200,000	1,219,154
Branch Banking & Trust Co.
3.80%, 10/30/2026	1,980,000	1,999,568
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA
2.25%, 01/14/2019	1,215,000	1,222,940
11.00%, 06/30/2019 (A) (B) (G)	9,495,000	12,034,913
Glitnir HF
6.33%, 07/28/2011 (A) (H) (I)	290,000	87,725
HSBC Bank Brasil SA - Banco Multiplo Series MTN
4.00%, 05/11/2016 (A)	5,850,000	5,920,200
HSBC Holdings PLC
4.25%, 03/14/2024	485,000	489,843
5.25%, 03/14/2044	1,228,000	1,273,768
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	4,285,000	4,163,066
Korea Development Bank
3.50%, 08/22/2017	1,610,000	1,671,732
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (A)	2,245,000	2,252,590
Nordea Bank AB
4.25%, 09/21/2022 (A)	11,100,000	11,368,565
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	1,950,000	1,940,086
6.00%, 12/19/2023	1,685,000	1,784,301
Societe Generale SA
5.00%, 01/17/2024 (A) (F)	2,315,000	2,318,139
Wells Fargo & Co.
2.15%, 01/15/2019	912,000	917,666
4.13%, 08/15/2023	855,000	887,732
5.38%, 11/02/2043	1,740,000	1,857,833
5.90%, 06/15/2024 (B) (G)	1,080,000	1,082,700

		68,397,300

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019 (F)	$ 1,235,000	$ 1,238,517
3.70%, 02/01/2024 (F)	1,730,000	1,770,669

		3,009,186

Biotechnology - 0.1%
Amgen, Inc.
5.65%, 06/15/2042	750,000	833,639

Capital Markets - 2.8%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	3,495,000	3,571,673
Bank of New York Mellon Corp.
Series MTN
2.10%, 01/15/2019	1,275,000	1,278,732
Goldman Sachs Group, Inc.
2.90%, 07/19/2018	2,445,000	2,502,526
3.63%, 02/07/2016 - 01/22/2023	2,300,000	2,300,008
5.75%, 01/24/2022	1,131,000	1,286,477
6.25%, 02/01/2041	490,000	579,938
6.75%, 10/01/2037	500,000	586,474
Series MTN
1.88%, 11/29/2023 (B)	1,310,000	1,331,436
7.50%, 02/15/2019	1,150,000	1,350,800
Macquarie Group, Ltd.
6.25%, 01/14/2021 (A)	5,645,000	6,436,395
Morgan Stanley
2.80%, 06/16/2020	8,865,000	8,874,424
5.00%, 11/24/2025	1,260,000	1,319,042
State Street Capital Trust IV
1.29%, 06/01/2077 (B)	285,000	248,663
UBS AG
7.63%, 08/17/2022	5,385,000	6,311,215

		37,977,803

Chemicals - 0.3%
LyondellBasell Industries NV
5.00%, 04/15/2019	1,217,000	1,318,334
Monsanto Co.
4.40%, 07/15/2044	2,705,000	2,422,246

		3,740,580

Commercial Services & Supplies - 0.5%
ERAC USA Finance LLC
3.85%, 11/15/2024 (A)	4,130,000	4,145,293
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (A)	2,325,000	2,318,025

		6,463,318

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.13%, 03/01/2019 (F)	797,000	802,542

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/2023 (A) (F)	1,123,140	805,853

Construction Materials - 0.4%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	5,140,000	5,203,309

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	1,111,000	1,103,107

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 3.0%
Bank of America Corp.
2.60%, 01/15/2019	$ 1,596,000	$ 1,613,380
2.65%, 04/01/2019	5,156,000	5,217,083
4.10%, 07/24/2023	1,435,000	1,476,490
5.42%, 03/15/2017	600,000	635,762
5.75%, 12/01/2017	1,965,000	2,140,630
Citigroup, Inc.
1.70%, 04/27/2018	5,142,000	5,108,947
3.38%, 03/01/2023	1,380,000	1,378,438
4.95%, 11/07/2043	490,000	507,995
6.68%, 09/13/2043	490,000	593,458
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	706,000	732,190
General Electric Capital Corp.
7.13%, 06/15/2022 (B) (G)	5,690,000	6,564,838
Series MTN
6.88%, 01/10/2039 (C)	500,000	671,337
JPMorgan Chase & Co.
3.20%, 01/25/2023	535,000	524,719
3.25%, 09/23/2022	1,180,000	1,172,345
4.85%, 02/01/2044	490,000	506,306
6.75%, 02/01/2024 (B) (G)	412,000	440,193
Series MTN
1.35%, 02/15/2017	3,735,000	3,738,261
JPMorgan Chase Bank NA
6.00%, 10/01/2017	2,566,000	2,797,846
Kaupthing Bank Hf
7.13%, 05/19/2016 (A) (H) (I)	200,000	2
Lehman Brothers Holdings Capital Trust VII
Series MTN
5.86%, 07/31/2015 (D) (G) (H) (I)	1,945,000	195
MassMutual Global Funding II
2.35%, 04/09/2019 (A)	1,400,000	1,414,253
Oaktree Capital Management, LP
6.75%, 12/02/2019 (A)	4,080,000	4,749,096

		41,983,764

Diversified Telecommunication Services - 1.8%
AT&T, Inc.
2.45%, 06/30/2020	5,470,000	5,362,072
3.40%, 05/15/2025	2,735,000	2,608,391
4.35%, 06/15/2045	1,445,000	1,233,620
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	1,902,000	1,930,530
Sprint Capital Corp.
6.88%, 11/15/2028	822,000	706,920
Verizon Communications, Inc.
2.63%, 02/21/2020	3,004,000	2,997,247
3.45%, 03/15/2021	1,125,000	1,146,743
3.85%, 11/01/2042	4,623,000	3,815,334
4.50%, 09/15/2020	1,135,000	1,224,364
6.55%, 09/15/2043	2,901,000	3,393,456

		24,418,677

Electric Utilities - 1.6%
Appalachian Power Co.
3.40%, 06/01/2025	2,700,000	2,661,560

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	$ 1,160,000	$ 1,193,152
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	458,000	499,979
8.88%, 11/15/2018	449,000	545,586
Commonwealth Edison Co.
4.70%, 01/15/2044	1,055,000	1,110,336
Duke Energy Carolinas LLC
4.25%, 12/15/2041	925,000	910,043
Duke Energy Corp.
3.75%, 04/15/2024	275,000	280,201
Entergy Arkansas, Inc.
3.70%, 06/01/2024	1,625,000	1,696,209
Georgia Power Co.
3.00%, 04/15/2016	3,295,000	3,353,121
Jersey Central Power & Light Co.
7.35%, 02/01/2019	1,000,000	1,158,889
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	333,000	350,797
5.30%, 06/01/2042	525,000	584,836
Pacific Gas & Electric Co.
4.75%, 02/15/2044	488,000	503,104
PacifiCorp
3.60%, 04/01/2024	3,380,000	3,489,546
5.75%, 04/01/2037	900,000	1,061,367
Progress Energy, Inc.
4.88%, 12/01/2019	168,000	183,458
Public Service Electric & Gas Co.
3.00%, 05/15/2025	2,760,000	2,706,359

		22,288,543

Energy Equipment & Services - 0.2%
Schlumberger Investment SA
3.65%, 12/01/2023	835,000	862,906
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023 (F)	1,010,000	1,023,183
4.63%, 03/01/2034	875,000	867,565
Weatherford International, Ltd.
5.95%, 04/15/2042 (F)	960,000	811,486

		3,565,140

Food & Staples Retailing - 0.7%
CVS Health Corp.
5.30%, 12/05/2043	319,000	347,610
Sysco Corp.
2.35%, 10/02/2019	4,345,000	4,388,450
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	1,258,000	1,200,361
4.30%, 04/22/2044	945,000	947,505
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	2,653,000	2,634,593

		9,518,519

Food Products - 0.3%
HJ Heinz Co.
2.80%, 07/02/2020 (A) (C)	2,305,000	2,306,793
Mondelez International, Inc.
2.25%, 02/01/2019	1,570,000	1,572,533

		3,879,326

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.6%
Becton Dickinson and Co.
2.68%, 12/15/2019	$ 1,880,000	$ 1,881,421
Boston Scientific Corp.
2.65%, 10/01/2018	1,062,000	1,077,298
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	5,585,000	5,396,155

		8,354,874

Health Care Providers & Services - 0.6%
Aetna, Inc.
4.75%, 03/15/2044	345,000	338,959
Anthem, Inc.
1.88%, 01/15/2018	1,930,000	1,926,640
2.30%, 07/15/2018	1,930,000	1,941,482
3.30%, 01/15/2023	620,000	595,879
Coventry Health Care, Inc.
5.45%, 06/15/2021	1,632,000	1,838,561
Tenet Healthcare Corp.
6.25%, 11/01/2018	1,010,000	1,097,112
UnitedHealth Group, Inc.
3.38%, 11/15/2021	650,000	667,850

		8,406,483

Hotels, Restaurants & Leisure - 0.0% (J)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	94,000	96,468
4.88%, 11/01/2020 (F)	150,000	152,625

		249,093

Household Products - 0.2%
Reynolds Group Issuer, Inc. / Reynolds
Group Issuer LLC
6.88%, 02/15/2021	2,320,000	2,418,600

Industrial Conglomerates - 0.1%
General Electric Co.
4.50%, 03/11/2044	921,000	935,358

Insurance - 4.2%
American International Group, Inc.
4.13%, 02/15/2024	629,000	652,697
8.18%, 05/15/2068 (B)	1,070,000	1,416,680
Fidelity National Financial, Inc.
5.50%, 09/01/2022	1,320,000	1,388,633
Genworth Holdings, Inc.
7.63%, 09/24/2021 (F)	1,125,000	1,184,063
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	8,760,000	10,116,066
Lincoln National Corp.
8.75%, 07/01/2019	4,655,000	5,707,249
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (A)	4,970,000	4,981,232
Pacific Life Insurance Co.
9.25%, 06/15/2039 (A)	4,240,000	6,331,829
Principal Financial Group, Inc.
8.88%, 05/15/2019	2,550,000	3,139,180
Prudential Financial, Inc.
Series MTN
5.38%, 06/21/2020	1,465,000	1,652,842
7.38%, 06/15/2019	1,595,000	1,891,133

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (B)	$ 10,476,000	$ 9,742,680
ZFS Finance USA Trust II
6.45%, 12/15/2065 (A) (B)	8,860,000	9,061,742

		57,266,026

IT Services - 0.3%
International Business Machines Corp.
3.63%, 02/12/2024	1,543,000	1,562,740
MasterCard, Inc.
2.00%, 04/01/2019	1,366,000	1,370,562
3.38%, 04/01/2024	878,000	896,227

		3,829,529

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	2,000,000	1,996,678
2.40%, 02/01/2019	3,515,000	3,511,189
5.30%, 02/01/2044	172,000	181,791

		5,689,658

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (A) (F)	1,245,000	1,223,930

Media - 1.2%
21st Century Fox America, Inc.
7.63%, 11/30/2028	1,045,000	1,352,213
CBS Corp.
4.63%, 05/15/2018	655,000	702,598
5.75%, 04/15/2020	520,000	585,698
Comcast Corp.
5.88%, 02/15/2018	2,649,000	2,939,572
Cox Communications, Inc.
8.38%, 03/01/2039 (A)	1,540,000	1,963,198
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	1,685,000	1,795,108
5.00%, 03/01/2021	905,000	979,989
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021(A) (G)	1,500,000	1,595,625
NBCUniversal Media LLC
4.38%, 04/01/2021	560,000	606,523
4.45%, 01/15/2043	1,359,000	1,306,130
5.15%, 04/30/2020	2,246,000	2,522,395

		16,349,049

Metals & Mining - 0.4%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	1,031,000	1,058,699
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,125,000	1,021,980
Novelis, Inc.
8.75%, 12/15/2020	2,735,000	2,892,263
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (F)	925,000	895,536

		5,868,478

Multi-Utilities - 0.2%
CMS Energy Corp.
3.88%, 03/01/2024	539,000	548,039
4.88%, 03/01/2044	1,215,000	1,256,939

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
PG&E Corp.
2.40%, 03/01/2019	$ 694,000	$ 694,901

		2,499,879

Oil, Gas & Consumable Fuels - 2.8%
Apache Corp.
4.25%, 01/15/2044	360,000	312,636
4.75%, 04/15/2043	520,000	481,220
BP Capital Markets PLC
2.24%, 05/10/2019 (F)	2,570,000	2,589,398
Energy Transfer Partners, LP
5.95%, 10/01/2043	960,000	940,815
EOG Resources, Inc.
2.45%, 04/01/2020	1,627,000	1,638,296
Exxon Mobil Corp.
1.82%, 03/15/2019	2,930,000	2,933,797
Husky Energy, Inc.
4.00%, 04/15/2024	1,120,000	1,102,717
Kerr-McGee Corp.
6.95%, 07/01/2024	865,000	1,042,854
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	3,610,000	3,503,018
Laredo Petroleum, Inc.
7.38%, 05/01/2022 (F)	1,370,000	1,441,925
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	2,820,000	2,206,650
MEG Energy Corp.
6.50%, 03/15/2021 (A)	1,090,000	1,049,125
Murphy Oil Corp.
2.50%, 12/01/2017	2,236,000	2,231,841
Nexen Energy ULC
5.88%, 03/10/2035	110,000	121,541
Noble Energy, Inc.
6.00%, 03/01/2041	430,000	455,220
8.25%, 03/01/2019	1,065,000	1,268,896
Peabody Energy Corp.
6.25%, 11/15/2021 (F)	1,715,000	583,100
Petrobras Global Finance BV
3.88%, 01/27/2016	2,644,000	2,655,290
6.25%, 03/17/2024	3,460,000	3,340,526
Petroleos Mexicanos
3.50%, 01/30/2023	1,145,000	1,086,262
Range Resources Corp.
5.75%, 06/01/2021	450,000	462,375
Shell International Finance BV
2.00%, 11/15/2018	2,249,000	2,272,687
Western Gas Partners, LP
5.38%, 06/01/2021	1,956,000	2,111,310
Williams Cos., Inc.
3.70%, 01/15/2023 (F)	540,000	502,800
7.88%, 09/01/2021	796,000	934,407
Williams Partners, LP
5.40%, 03/04/2044	814,000	744,027

		38,012,733

Paper & Forest Products - 0.3%
International Paper Co.
4.75%, 02/15/2022 (F)	3,637,000	3,936,958

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 1.1%
AbbVie, Inc.
4.40%, 11/06/2042	$ 775,000	$ 733,292
4.70%, 05/14/2045	4,725,000	4,647,671
Actavis Funding SCS
3.80%, 03/15/2025	2,870,000	2,819,264
Actavis, Inc.
3.25%, 10/01/2022	1,095,000	1,061,457
4.63%, 10/01/2042	1,550,000	1,444,649
Bristol-Myers Squibb Co.
4.50%, 03/01/2044 (F)	1,265,000	1,309,504
Perrigo Co. PLC
2.30%, 11/08/2018	3,365,000	3,368,621
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	383,000	390,350

		15,774,808

Real Estate Investment Trusts - 2.5%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017	3,705,000	3,593,850
3.00%, 02/06/2019	1,655,000	1,570,181
EPR Properties
4.50%, 04/01/2025	4,740,000	4,654,784
Host Hotels & Resorts, LP
4.00%, 06/15/2025	1,625,000	1,612,926
Kilroy Realty, LP
4.25%, 08/15/2029	6,355,000	6,327,083
Realty Income Corp.
3.88%, 07/15/2024	5,555,000	5,597,762
Simon Property Group, LP
3.38%, 10/01/2024 (F)	6,665,000	6,622,138
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	535,000	533,415
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (A)	4,260,000	4,266,275

		34,778,414

Road & Rail - 0.2%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (A)	2,002,000	2,331,417
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	269,000	262,807
3.75%, 04/01/2024	294,000	299,646

		2,893,870

Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp.
4.13%, 11/01/2021	3,735,000	3,831,636

Software - 0.3%
First Data Corp.
7.38%, 06/15/2019 (A)	1,060,000	1,101,870
Microsoft Corp.
2.70%, 02/12/2025 (F)	3,005,000	2,895,738

		3,997,608

Technology Hardware, Storage & Peripherals - 0.1%
Hewlett-Packard Co.
3.75%, 12/01/2020	1,685,000	1,736,403

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.2%
Altria Group, Inc.
4.00%, 01/31/2024	$ 905,000	$ 919,007
Philip Morris International, Inc.
4.88%, 11/15/2043	636,000	658,034
Reynolds American, Inc.
3.25%, 06/12/2020	1,895,000	1,919,449

		3,496,490

Trading Companies & Distributors - 0.1%
International Lease Finance Corp.
6.75%, 09/01/2016 (A)	2,000,000	2,103,750

Wireless Telecommunication Services - 1.7%
America Movil SAB de CV
2.38%, 09/08/2016	3,420,000	3,463,161
Crown Castle Towers LLC
4.88%, 08/15/2040 (A)	3,445,000	3,739,041
6.11%, 01/15/2040 (A)	7,393,000	8,417,773
SBA Tower Trust
2.24%, 04/15/2043 (A)	1,420,000	1,412,593
Sprint Communications, Inc.
9.00%, 11/15/2018 (A)	3,570,000	4,031,458
Sprint Corp.
7.88%, 09/15/2023	1,290,000	1,258,137
T-Mobile USA, Inc.
6.46%, 04/28/2019	145,000	149,350
6.63%, 04/28/2021	475,000	492,813
6.73%, 04/28/2022 (F)	460,000	479,550
6.84%, 04/28/2023 (F)	145,000	152,431
		23,596,307

Total Corporate Debt Securities (Cost $507,487,959)		503,003,319

FOREIGN GOVERNMENT OBLIGATIONS - 1.7%
Brazilian Government International Bond
4.25%, 01/07/2025 (F)	2,640,000	2,548,920
Colombia Government International Bond
4.00%, 02/26/2024 (F)	1,810,000	1,800,950
Export-Import Bank of Korea
4.00%, 01/11/2017	3,750,000	3,896,993
Indonesia Government International Bond
5.38%, 10/17/2023 (A) (F)	2,500,000	2,690,625
Mexico Government International Bond
4.00%, 10/02/2023	5,298,000	5,443,695
Peruvian Government International Bond
7.35%, 07/21/2025	1,010,000	1,318,050
Poland Government International Bond
Series 2013-NPL1, Class A
5.00%, 03/23/2022	1,200,000	1,330,320
South Africa Government International Bond
4.67%, 01/17/2024 (F)	1,060,000	1,083,850
Turkey Government International Bond
5.75%, 03/22/2024 (F)	3,180,000	3,442,350

Total Foreign Government Obligations (Cost $22,940,518)		23,555,753

MORTGAGE-BACKED SECURITIES - 13.5%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.03%, 02/25/2035 (B)	9,623	9,635

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust
Series 2005-36, Class 2A1A
0.50%, 08/25/2035 (B)	$ 1,320,662	$ 1,040,452
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	2,679,852	2,583,380
Series 2005-51, Class 3A3A
0.51%, 11/20/2035 (B)	1,285,588	1,067,575
Series 2007-22, Class 2A16
6.50%, 09/25/2037	8,211,771	6,516,615
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	1,941,883	1,587,971
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.75%, 06/10/2049 (B)	2,430,260	2,594,475
Banc of America Funding Trust
Series 2005-E, Class 4A1
2.70%, 03/20/2035 (B)	209,029	208,331
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (A)	3,410,000	3,367,856
Series 2012-TFT, Class C
3.58%, 06/05/2030 (A) (B)	4,215,000	4,052,790
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
2.66%, 11/25/2034 (B)	106,460	90,705
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	2,648,403	2,767,528
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	1,757,560	1,845,324
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (B)	1,709,859	1,835,625
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.40%, 12/25/2046 (B)	163,948	68,830
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
2.54%, 02/25/2034 (B)	123,864	121,573
Series 2005-3, Class 1A2
0.48%, 04/25/2035 (B)	258,676	229,296
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3
3.75%, 03/10/2047	1,140,000	1,181,365
Series 2014-GC19, Class A4
4.02%, 03/10/2047	1,735,000	1,838,918
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1
3.50%, 06/25/2058 (B)	6,640,082	6,673,727
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 (A) (B)	2,350,000	2,459,618
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (B)	565,000	620,393
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (A)	1,380,000	1,398,761
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	1,240,000	1,309,433

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (A)	$ 1,560,000	$ 1,544,175
Series 2014-CR14, Class B
4.76%, 02/10/2047 (B)	1,180,000	1,281,509
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (B)	1,175,000	1,260,364
Core Industrial Trust
Series 2015-CALW, Class B
3.25%, 02/10/2034 (A)	4,655,000	4,640,602
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class A2
5.45%, 01/15/2049 (B)	5,729	5,736
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1
4.28%, 08/26/2036 (A) (B)	5,556,040	5,535,882
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (A)	3,084,678	3,108,658
Series 2011-4R, Class 5A1
2.70%, 05/27/2036 (A) (B)	2,160,814	2,163,632
Series 2013-8R, Class 3A1
0.33%, 03/27/2036 (A) (B)	4,538,643	4,431,040
Series 2014-4R, Class 21A1
0.49%, 12/27/2035 (A) (B)	6,818,018	6,496,555
DBRR Trust
Series 2011-C32, Class A3A
5.90%, 06/17/2049 (A) (B)	1,320,000	1,382,615
Extended Stay America Trust
Series 2013-ESH5, Class C5
2.67%, 12/05/2031 (A)	1,210,000	1,204,665
Series 2013-ESH7, Class A27
2.96%, 12/05/2031 (A)	1,630,000	1,635,236
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 1A1
3.22%, 12/19/2033 (B)	34,683	33,043
Series 2005-AR1, Class 3A
2.98%, 03/18/2035 (B)	72,556	71,035
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 (A) (B)	3,320,000	3,146,178
GS Mortgage Securities Corp. Trust
Series 2012-SHOP, Class C
3.63%, 06/05/2031 (A)	410,000	421,547
Hilton USA Trust
Series 2013-HLT, Class DFX
4.41%, 11/05/2030	970,000	978,417
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX
0.10%, 11/05/2030 (A) (B)	22,320,000	8,906
Impac CMB Trust
Series 2004-6, Class 1A1
0.99%, 10/25/2034 (B)	44,600	42,416
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.33%, 08/25/2037 (B)	758,073	605,863
Series 2007-AR7, Class 1A1
2.74%, 11/25/2037 (B)	515,216	487,772

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.66%, 12/12/2044 (B)	$ 2,000,000	$ 2,027,312
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (B)	4,111,950	4,319,340
Series 2007-LD11, Class ASB
5.96%, 06/15/2049 (B)	660,054	683,080
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (B)	3,410,372	3,666,140
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	3,095,048	3,270,305
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
1.99%, 02/25/2034 (B)	82,497	81,962
Series 2006-A2, Class 5A1
2.44%, 11/25/2033 (B)	100,738	101,563
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	499,432	416,136
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1
2.75%, 05/26/2037 (A) (B)	6,781,399	6,811,787
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.37%, 09/15/2045 (B)	900,000	986,772
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
2.67%, 11/25/2035 (A) (B)	691,074	534,129
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.83%, 10/25/2028 (B)	45,489	44,391
Series 2004-A1, Class 2A1
2.39%, 02/25/2034 (B)	253,765	255,048
Series 2004-A3, Class 4A3
2.70%, 05/25/2034 (B)	118,433	118,069
Series 2005-A3, Class A1
0.46%, 04/25/2035 (B)	53,843	51,639
Series 2005-A4, Class 2A2
2.53%, 07/25/2035 (B)	287,940	254,730
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (B)	1,760,000	1,773,209
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (B)	1,052,185	1,098,812
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class AM
5.86%, 04/12/2049 (B)	2,855,000	3,013,938
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	4,024,150	4,219,527
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	1,090,000	1,150,241
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (B)	1,049,386	1,117,278
Series 2007-IQ15, Class AM
6.10%, 06/11/2049 (B)	1,225,000	1,302,909
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4B
5.99%, 08/15/2045 (A) (B)	540,000	574,582

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Re-REMIC Trust (continued)
Series 2012-IO, Class AXB2
1.00%, 03/27/2051 (A)	$ 694,863	$ 693,126
Series 2012-XA, Class A
2.00%, 07/27/2049 (A)	1,078,512	1,077,973
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (A) (B)	8,572,874	8,400,866
Motel 6 Trust
Series 2015-MTL6, Class C
3.64%, 02/05/2030 (A)	11,625,000	11,618,199
NACC Reperforming Loan REMIC Trust
Series 2004-R2, Class A1
6.50%, 10/25/2034 (A) (B)	103,156	103,432
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (A) (B)	5,229,789	5,340,452
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (A) (B)	2,254,379	2,319,113
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (A) (B)	4,115,583	4,220,337
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 3A1
0.48%, 05/25/2035 (B)	4,257,590	4,094,665
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.59%, 01/11/2037 (A) (B)	4,200,000	3,922,960
RALI Trust
Series 2007-QO1, Class A1
0.34%, 02/25/2047 (B)	593,556	465,272
Series 2007-QO4, Class A1A
0.38%, 05/25/2047 (B)	1,139,042	938,105
RBSCF Trust
Series 2010-RR3, Class WBTA
6.15%, 02/16/2051 (A) (B)	7,264,676	7,482,871
SCG Trust
Series 2013-SRP1, Class AJ
2.14%, 11/15/2026 (A) (B)	1,140,000	1,143,376
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 (A)	1,204,517	1,180,427
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1
2.51%, 07/25/2035 (B)	772,957	633,876
Series 2007-3, Class 3A1
2.73%, 04/25/2047 (B)	2,054,270	1,617,363
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1
0.89%, 01/19/2034 (B)	60,052	58,089
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (A)	2,680,000	2,753,933
Voyager BRSTN Delaware Trust, Interest Only STRIPS
Series 2009-1, Class UAU7
0.44%, 12/26/2036 (A) (B)	275,416	264,346

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.59%, 09/15/2021 (A) (B)	$ 1,493,000	$ 1,458,542
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A
0.48%, 07/25/2045 (B)	72,518	67,771
Series 2007-OA6, Class 1A1B
0.97%, 07/25/2047 (B)	1,211,589	420,129
Wells Fargo Re-REMIC Trust
Series 2012-IO, Class A
1.75%, 08/20/2021 (A)	571,393	571,393

Total Mortgage-Backed Securities (Cost $187,123,819)		184,675,537

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.2%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	340,000	453,836
State of California, General Obligation Unlimited
7.60%, 11/01/2040	1,585,000	2,348,510
University of California, Revenue Bonds
Series AD
4.86%, 05/15/2112	315,000	284,596

		3,086,942

Georgia - 0.0% (J)
Municipal Electric Authority of Georgia, Revenue Bonds
6.64%, 04/01/2057	295,000	353,755

Illinois - 0.1%
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	1,520,000	1,410,788

New Jersey - 0.0% (J)
New Jersey State Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	431,000	598,534

New York - 0.5%
Metropolitan Transportation Authority, Revenue Bonds
Series E
6.81%, 11/15/2040	355,000	463,644
New York City Water & Sewer System, Revenue Bonds
5.88%, 06/15/2044	340,000	425,387
Series EE
5.38%, 06/15/2043	1,670,000	1,946,452
5.50%, 06/15/2043	2,000,000	2,349,520
New York State Dormitory Authority, Revenue Bonds
Series H
5.39%, 03/15/2040	330,000	385,206

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Port Authority of New York & New Jersey,
Revenue Bonds
4.96%, 08/01/2046	$ 570,000	$ 604,565

		6,174,774

Total Municipal Government Obligations (Cost $10,765,108)		11,624,793

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.4%
Federal Home Loan Mortgage Corp.
1.84%, 05/01/2037 (B)	103,658	108,774
1.95%, 02/01/2037 - 04/01/2037 (B)	249,516	262,844
2.19%, 01/01/2038 (B)	261,949	280,091
2.24%, 09/01/2035 (B)	1,384,009	1,475,049
2.26%, 12/01/2034 (B)	23,767	25,404
2.28%, 09/01/2037 (B)	24,512	26,146
2.50%, 05/01/2037 (B)	115,295	123,522
3.01%, 02/01/2041 (B)	785,921	840,972
5.50%, 07/01/2016 - 06/01/2041	2,795,323	3,126,520
6.00%, 04/01/2016 - 05/01/2031	749,081	857,058
Federal National Mortgage Association
1.33%, 08/01/2037 (B)	9,681	9,929
1.89%, 01/01/2035 (B)	34,046	35,586
1.90%, 08/01/2034 (B)	18,830	19,792
2.31%, 08/01/2035 (B)	81,472	84,427
2.97%, 03/01/2041 (B)	412,746	442,083
3.00%, TBA (C) (K) (L)	51,221,000	51,029,920
3.13%, 03/01/2041 (B)	601,407	639,944
3.16%, 12/01/2040 (B)	1,142,075	1,209,034
3.36%, 06/01/2041 (B)	1,149,210	1,215,403
3.50%, 07/01/2028 - 01/01/2029	5,552,966	5,895,423
3.50%, TBA (K) (L)	15,140,000	15,967,259
3.50%, TBA (C) (K) (L)	64,314,000	66,278,593
3.52%, 09/01/2041 (B)	846,651	895,713
4.00%, TBA (C) (K) (L)	34,679,000	36,741,721
4.50%, 02/01/2025 - 06/01/2026	4,241,249	4,541,968
5.00%, TBA (C) (K) (L)	13,305,000	14,697,867
5.50%, 04/01/2036 - 04/01/2041	2,087,971	2,350,358
6.00%, 02/01/2034 - 01/01/2040	8,786,324	10,062,075
6.50%, 05/01/2040	3,458,522	3,971,808
7.00%, 01/01/2016 - 09/01/2016	4,710	4,761
Government National Mortgage Association, Interest Only STRIPS
0.93%, 02/16/2053 (B)	9,374,146	636,505
Tennessee Valley Authority
5.98%, 04/01/2036	440,000	572,692

Total U.S. Government Agency Obligations (Cost $224,642,438)		224,429,241

U.S. GOVERNMENT OBLIGATIONS - 22.7%
U.S. Treasury Bond
2.75%, 08/15/2042 (C)	9,016,500	8,388,870
3.63%, 02/15/2044	42,934,900	47,204,905
4.50%, 02/15/2036 (C)	8,598,200	10,810,895
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	7,351,636	9,060,318
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	1,727,058	1,696,565
0.63%, 01/15/2024	15,725,905	15,993,733

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Note
0.38%, 10/31/2016	$ 29,571,600	$ 29,553,118
0.50%, 09/30/2016	4,141,600	4,147,100
0.88%, 04/15/2017 - 04/30/2017	40,024,700	40,231,820
1.00%, 09/15/2017 - 11/30/2019	25,135,500	24,624,379
1.25%, 11/30/2018	42,982,800	43,090,257
1.63%, 03/31/2019 - 11/15/2022	42,068,800	41,773,133
1.88%, 11/30/2021	3,443,000	3,420,676
2.00%, 02/15/2025 (C) (F)	4,899,000	4,759,682
2.25%, 11/15/2024	6,766,900	6,725,663
2.50%, 08/15/2023 - 05/15/2024	20,323,100	20,684,712

Total U.S. Government Obligations (Cost $309,465,605)		312,165,826

	Shares	Value
PREFERRED STOCKS - 0.2%
Capital Markets - 0.0% (J)
State Street Corp.
Series D, 5.90% (B)	23,039	591,411

Diversified Financial Services - 0.1%
Citigroup Capital XIII
7.88% (B)	60,502	1,570,632

Electric Utilities - 0.0% (J)
SCE Trust III
5.75% (B) (F)	7,998	212,907

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp.
Series Z, 8.38% (B) (F) (M)	93,300	349,875
Federal National Mortgage Association
Series O, 0.00% (B) (M)	1,300	8,970
Series S, 8.25% (B) (M)	81,175	304,406

		663,251

Total Preferred Stocks (Cost $4,586,142)		3,038,201

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 13.5%
U.S. Treasury Bill
0.00%, 07/23/2015 - 09/17/2015 (N) (O)	$ 9,462,400	9,462,357
0.01%, 08/20/2015 - 09/24/2015 (N)	45,597,000	45,596,302
0.01%, 08/06/2015 (F) (N)	39,383,200	39,382,826
0.02%, 07/23/2015 - 09/10/2015 (N)	91,243,500	91,240,947

Total Short-Term U.S. Government Obligations (Cost $185,682,432)		185,682,432

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (N)	35,131,510	35,131,510

Total Securities Lending Collateral (Cost $35,131,510)		35,131,510

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.4%

State Street Bank & Trust Co. 0.01% (N), dated 06/30/2015, to be repurchased at $19,267,993 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 4.00%, due 08/15/2039 - 09/25/2039, and with a total value of $19,654,268.

$ 19,267,987	$ 19,267,987

Total Repurchase Agreement (Cost $19,267,987)	19,267,987

Total Investments (Cost $1,606,115,485) (P)	1,600,988,892
Net Other Assets (Liabilities) - (16.7)%	(228,518,247)

Net Assets - 100.0%	$ 1,372,470,645

SECURITY VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Asset-Backed Securities	$—	$98,414,293	$—	$98,414,293
Corporate Debt Securities	—	503,003,319	—	503,003,319
Foreign Government Obligations	—	23,555,753	—	23,555,753
Mortgage-Backed Securities	—	184,675,537	—	184,675,537
Municipal Government Obligations	—	11,624,793	—	11,624,793
U.S. Government Agency Obligations	—	224,429,241	—	224,429,241
U.S. Government Obligations	—	312,165,826	—	312,165,826
Preferred Stocks	3,038,201	—	—	3,038,201
Short-Term U.S. Government Obligations	—	185,682,432	—	185,682,432
Securities Lending Collateral	35,131,510	—	—	35,131,510
Repurchase Agreement	—	19,267,987	—	19,267,987

Total Investments	$38,169,711	$1,562,819,181	$—	$1,600,988,892

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $323,806,974, representing 23.6% of the Portfolio’s net assets.
(B)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(C)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $10,861,727, representing 0.8% of the Portfolio’s net assets.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2015; the maturity date disclosed is the ultimate maturity date.
(F)	All or a portion of the security is on loan. The value of all securities on loan is $34,406,037. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	The security has a perpetual maturity; the date displayed is the next call date.
(H)	Security in default.
(I)	Illiquid security. Total aggregate value of illiquid securities is $87,922, representing less than 0.1% of the Portfolio’s net assets.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Cash in the amount of $1,346,832 has been segregated by the custodian as collateral for open TBA commitment transactions.
(L)	Cash in the amount of $443,000 has been segregated by the broker as collateral for open TBA commitment transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Core Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Non-income producing security.
(N)	Rate disclosed reflects the yield at June 30, 2015.
(O)	Percentage rounds to less than 0.01% or (0.01)%.
(P)	Aggregate cost for federal income tax purposes is $1,606,115,485. Aggregate gross unrealized appreciation and depreciation for all securities is $15,578,987 and $20,705,580, respectively. Net unrealized depreciation for tax purposes is $5,126,593.
(Q)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Principal	Value
CONVERTIBLE BONDS - 0.4%
Diversified Telecommunication Services - 0.4%
Level 3 Financing, Inc.
8.63%, 07/15/2020	$ 3,130,000	$ 3,345,031

Independent Power and Renewable Electricity Producers - 0.0%
Mirant Corp.
Series 4, Class A
2.50%, 06/15/2021 (A) (B) (C) (D)	1,220,000	0

Media - 0.0% (E)
Mood Media Corp.
Series 1
10.00%, 10/31/2015	7,000	6,984

Total Convertible Bonds (Cost $3,456,558)		3,352,015

CORPORATE DEBT SECURITIES - 94.8%
Aerospace & Defense - 1.5%
Bombardier, Inc.
6.00%, 10/15/2022 (F)	4,925,000	4,370,937
6.13%, 01/15/2023 (F)	930,000	825,375
7.50%, 03/15/2025 (F)	1,321,000	1,198,808
7.75%, 03/15/2020 (F)	2,557,000	2,571,063
Spirit AeroSystems, Inc.
6.75%, 12/15/2020	2,447,000	2,563,233
Triumph Group, Inc.
5.25%, 06/01/2022	1,296,000	1,279,800

		12,809,216

Airlines - 2.3%
American Airlines Group, Inc.
4.63%, 03/01/2020 (F)	1,000,000	967,500
5.50%, 10/01/2019 (F)	4,837,000	4,873,277
American Airlines Pass-Through Trust
5.60%, 01/15/2022 (F)	2,251,011	2,329,797
6.13%, 07/15/2018 (F)	7,155,000	7,333,875
Continental Airlines Pass-Through Certificates
6.13%, 04/29/2018	2,240,000	2,335,200
United Airlines Pass-Through Trust
4.63%, 03/03/2024	770,000	785,400
United Continental Holdings, Inc.
6.38%, 06/01/2018	1,185,000	1,235,363

		19,860,412

Auto Components - 0.7%
Goodyear Tire & Rubber Co.
6.50%, 03/01/2021	2,500,000	2,646,875
Meritor, Inc.
6.25%, 02/15/2024	1,852,000	1,828,850
ZF North America Capital, Inc.
4.00%, 04/29/2020 (F)	1,589,000	1,587,014

		6,062,739

Automobiles - 0.9%
FCA US LLC / CG Co-Issuer, Inc.
8.25%, 06/15/2021	5,935,000	6,469,150
Fiat Chrysler Automobiles NV
4.50%, 04/15/2020 (F)	850,000	845,750
5.25%, 04/15/2023 (F)	900,000	882,180

		8,197,080

Banks - 2.3%
Barclays PLC
6.63%, 09/15/2019 (G) (H)	3,023,000	2,947,056
8.25%, 12/15/2018 (G) (H)	1,843,000	1,946,134

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Group, Inc.
5.00%, 08/15/2022	$ 385,000	$ 381,150
5.25%, 03/15/2018	1,525,000	1,576,469
5.38%, 05/15/2020	190,000	198,075
5.50%, 02/15/2019 (F)	2,865,000	2,986,762
Deutsche Bank AG
7.50%, 04/30/2025 (G) (H)	1,800,000	1,795,500
Goldman Sachs Capital II
4.00%, 07/31/2015 (G) (H)	11,035,000	8,400,394

		20,231,540

Beverages - 0.7%
Cott Beverages, Inc.
5.38%, 07/01/2022	4,099,000	3,976,030
6.75%, 01/01/2020 (F)	2,484,000	2,577,150

		6,553,180

Biotechnology - 0.2%
Concordia Healthcare Corp.
7.00%, 04/15/2023 (F)	1,500,000	1,500,000

Building Products - 2.4%
Associated Materials LLC / AMH New Finance, Inc.
9.13%, 11/01/2017	7,551,000	6,267,330
Builders FirstSource, Inc.
7.63%, 06/01/2021 (F)	2,560,000	2,649,600
Griffon Corp.
5.25%, 03/01/2022	3,975,000	3,955,125
Norbord, Inc.
6.25%, 04/15/2023 (F)	2,237,000	2,264,962
Ply Gem Industries, Inc.
6.50%, 02/01/2022	6,006,000	5,902,185

		21,039,202

Capital Markets - 0.5%
Goldman Sachs Group, Inc.
5.38%, 05/10/2020 (G) (H)	1,517,000	1,498,644
Morgan Stanley
5.45%, 07/15/2019 (G) (H)	2,970,000	2,947,725
5.55%, 07/15/2020 (G) (H)	320,000	317,680

		4,764,049

Chemicals - 1.1%
Evolution Escrow Issuer LLC
7.50%, 03/15/2022 (F)	2,117,000	2,005,857
Hexion, Inc.
6.63%, 04/15/2020	6,738,000	6,182,115
10.00%, 04/15/2020	1,201,000	1,234,028

		9,422,000

Commercial Services & Supplies - 1.6%
Hertz Corp.
7.38%, 01/15/2021	3,500,000	3,644,375
7.50%, 10/15/2018	735,000	759,806
United Rentals North America, Inc.
5.50%, 07/15/2025	510,000	492,788
7.38%, 05/15/2020	5,950,000	6,348,590
7.63%, 04/15/2022	2,559,000	2,770,117
8.25%, 02/01/2021	134,000	143,213

		14,158,889

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering - 2.2%
Abengoa Greenfield SA
6.50%, 10/01/2019 (F)	$ 1,767,000	$ 1,643,310
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.88%, 02/15/2021 (F)	4,473,000	4,159,890
Brookfield Residential Properties, Inc.
6.38%, 05/15/2025 (F)	2,147,000	2,104,060
K Hovnanian Enterprises, Inc.
7.00%, 01/15/2019 (F)	1,785,000	1,615,425
7.25%, 10/15/2020 (F)	1,250,000	1,275,000
8.00%, 11/01/2019 (F)	1,800,000	1,665,000
9.13%, 11/15/2020 (F)	6,000,000	6,120,000
Standard Pacific Corp.
5.88%, 11/15/2024	640,000	659,200

		19,241,885

Consumer Finance - 4.0%
Ally Financial, Inc.
3.25%, 02/13/2018	872,000	866,550
3.50%, 07/18/2016	3,340,000	3,390,100
5.50%, 02/15/2017	1,700,000	1,772,250
6.25%, 12/01/2017	3,830,000	4,088,525
8.00%, 12/31/2018 - 11/01/2031	2,712,000	3,211,511
Altice US Finance I Corp.
5.38%, 07/15/2023 (F)	980,000	955,500
Altice US Finance II Corp.
7.75%, 07/15/2025 (F)	250,000	242,500
Altice US Financing SA
7.75%, 07/15/2025 (F)	250,000	240,000
Navient Corp.
5.88%, 10/25/2024	2,126,000	1,998,440
Series MTN
5.50%, 01/15/2019	4,230,000	4,312,993
OneMain Financial Holdings, Inc.
6.75%, 12/15/2019 (F)	1,847,000	1,925,497
7.25%, 12/15/2021 (F)	1,636,000	1,695,305
Springleaf Finance Corp.
6.00%, 06/01/2020	4,250,000	4,297,600
Series MTN
6.90%, 12/15/2017	6,255,000	6,630,300

		35,627,071

Containers & Packaging - 1.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
3.29%, 12/15/2019 (F) (G)	3,620,000	3,520,450
6.25%, 01/31/2019 (F)	665,000	676,638
7.00%, 11/15/2020 (F)	774,706	790,200
Ball Corp.
5.25%, 07/01/2025	2,466,000	2,438,257
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc.
5.63%, 12/15/2016 (F)	645,000	643,791
6.00%, 06/15/2017 (F)	915,000	915,000
Constellium NV
8.00%, 01/15/2023 (F)	2,218,000	2,273,450
Coveris Holdings SA
7.88%, 11/01/2019 (F)	2,950,000	2,935,250

		14,193,036

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.2%
Service Corp., International
5.38%, 01/15/2022	$ 1,585,000	$ 1,664,250

Diversified Financial Services - 6.9%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.25%, 07/01/2020	800,000	800,500
4.63%, 07/01/2022	1,691,000	1,695,228
Bank of America Corp.
5.13%, 06/17/2019 (G) (H)	4,584,000	4,491,174
6.10%, 03/17/2025 (G) (H)	1,373,000	1,355,838
8.00%, 01/30/2018 (G) (H)	3,947,000	4,164,085
Citigroup, Inc.
5.80%, 11/15/2019 (G) (H)	2,153,000	2,158,382
6.30%, 05/15/2024 (G) (H)	5,900,000	5,759,875
Credit Suisse Group AG
6.25%, 12/18/2024 (F) (G) (H)	1,683,000	1,613,576
7.50%, 12/11/2023 (F) (G) (H)	4,697,000	4,890,516
Denali Borrower LLC / Denali Finance Corp.
5.63%, 10/15/2020 (F)	11,730,000	12,331,162
General Motors Financial Co., Inc.
3.25%, 05/15/2018	320,000	327,278
4.25%, 05/15/2023	855,000	865,141
4.75%, 08/15/2017	1,350,000	1,424,674
6.75%, 06/01/2018	1,075,000	1,200,013
Glen Meadow Pass-Through Trust
6.51%, 02/12/2067 (F) (G)	3,745,000	3,482,850
ILFC E-Capital Trust I
4.69%, 12/21/2065 (F) (G)	4,780,000	4,736,980
ILFC E-Capital Trust II
6.25%, 12/21/2065 (F) (G)	875,000	857,500
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.50%, 04/15/2021 (F)	2,711,000	2,707,205
JPMorgan Chase & Co.
5.00%, 07/01/2019 (G) (H)	2,515,000	2,461,556
7.90%, 04/30/2018 (G) (H)	3,500,000	3,702,125

		61,025,658

Diversified Telecommunication Services - 6.8%
Altice Financing SA
6.63%, 02/15/2023 (F)	1,975,000	1,960,780
CenturyLink, Inc.
7.65%, 03/15/2042	10,837,000	9,807,485
Cincinnati Bell, Inc.
8.38%, 10/15/2020	2,152,000	2,264,980
Frontier Communications Corp.
6.88%, 01/15/2025	318,000	265,927
7.63%, 04/15/2024	6,032,000	5,323,240
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	5,355,000	5,810,175
7.63%, 06/15/2021	2,000,000	2,200,400
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	5,570,000	5,507,337
Sprint Capital Corp.
8.75%, 03/15/2032	1,090,000	1,060,025
UPCB Finance V, Ltd.
7.25%, 11/15/2021 (F)	4,257,000	4,597,560
UPCB Finance VI, Ltd.
6.88%, 01/15/2022 (F)	1,458,000	1,552,770

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Virgin Media Finance PLC
6.00%, 10/15/2024 (F)	$ 4,250,000	$ 4,313,750
6.38%, 04/15/2023 (F)	945,000	976,894
Wind Acquisition Finance SA
4.75%, 07/15/2020 (F)	2,500,000	2,462,500
7.38%, 04/23/2021 (F)	4,935,000	4,990,519
Windstream Services LLC
6.38%, 08/01/2023	2,385,000	1,940,794
7.75%, 10/01/2021	5,410,000	4,950,150

		59,985,286

Electric Utilities - 1.1%
Elwood Energy LLC
8.16%, 07/05/2026	2,087,248	2,327,281
Homer City Generation, LP
8.73%, 10/01/2026
Cash Rate 8.73% (I)	7,441,550	7,553,173

		9,880,454

Electronic Equipment, Instruments & Components - 0.7%
Belden, Inc.
5.50%, 09/01/2022 (F)	2,514,000	2,495,145
Sanmina Corp.
4.38%, 06/01/2019 (F)	1,835,000	1,830,412
Zebra Technologies Corp.
7.25%, 10/15/2022 (F)	1,621,000	1,754,733

		6,080,290

Energy Equipment & Services - 1.6%
CSI Compressco, LP / Compressco Finance, Inc.
7.25%, 08/15/2022 (F)	2,283,000	2,180,265
NuStar Logistics, LP
8.15%, 04/15/2018	2,000,000	2,220,000
Rose Rock Midstream, LP / Rose Rock Finance Corp.
5.63%, 11/15/2023 (F)	1,125,000	1,088,438
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025 (F)	1,615,000	1,598,850
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.00%, 01/15/2018 (F)	1,545,000	1,579,762
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/2022 (F)	753,000	779,355
Transocean, Inc.
6.88%, 12/15/2021	5,099,000	4,589,100

		14,035,770

Food & Staples Retailing - 0.5%
Rite Aid Corp.
6.13%, 04/01/2023 (F)	1,764,000	1,816,920
6.75%, 06/15/2021	2,253,000	2,365,650

		4,182,570

Food Products - 1.4%
Aramark Services, Inc.
5.75%, 03/15/2020	895,000	934,380
ASG Consolidated LLC / ASG Finance, Inc.
15.00%, 05/15/2017 (C) (F) (I)	2,615,282	1,597,501

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
JBS USA LLC / JBS USA Finance, Inc.
5.75%, 06/15/2025 (F)	$ 1,160,000	$ 1,146,602
7.25%, 06/01/2021 (F)	2,140,000	2,255,025
Pilgrim’s Pride Corp.
5.75%, 03/15/2025 (F)	1,009,000	1,019,090
Post Holdings, Inc.
6.75%, 12/01/2021 (F)	4,845,000	4,845,000
7.38%, 02/15/2022	827,000	841,473

		12,639,071

Gas Utilities - 0.3%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75%, 06/15/2023 (F)	2,800,000	2,814,000

Health Care Equipment & Supplies - 2.2%
Crimson Merger Sub, Inc.
6.63%, 05/15/2022 (F)	5,192,000	4,555,980
DJO Finco, Inc. / DJO Finance LLC
8.13%, 06/15/2021 (F)	2,140,000	2,204,200
Hologic, Inc.
5.25%, 07/15/2022 (F) (J)	657,000	670,961
6.25%, 08/01/2020	4,430,000	4,582,392
Mallinckrodt International Finance SA
3.50%, 04/15/2018	637,000	638,593
4.75%, 04/15/2023	3,250,000	3,032,656
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
4.88%, 04/15/2020 (F)	475,000	483,336
5.75%, 08/01/2022 (F)	2,905,000	2,970,363

		19,138,481

Health Care Providers & Services - 5.5%
CHS / Community Health Systems, Inc.
5.13%, 08/15/2018	2,170,000	2,224,250
6.88%, 02/01/2022	3,975,000	4,193,625
7.13%, 07/15/2020	2,295,000	2,431,553
8.00%, 11/15/2019	6,472,000	6,819,870
DaVita HealthCare Partners, Inc.
5.75%, 08/15/2022	3,765,000	3,990,900
HCA Holdings, Inc.
6.25%, 02/15/2021	3,933,000	4,237,807
HCA, Inc.
6.50%, 02/15/2020	2,905,000	3,246,338
7.50%, 02/15/2022	3,410,000	3,917,237
LifePoint Health, Inc.
5.50%, 12/01/2021	5,940,000	6,133,050
Tenet Healthcare Corp.
5.00%, 03/01/2019 (F)	745,000	745,000
5.50%, 03/01/2019 (F)	1,135,000	1,144,931
6.00%, 10/01/2020	2,910,000	3,102,788
6.75%, 06/15/2023 (F)	1,034,000	1,054,680
8.13%, 04/01/2022	4,830,000	5,281,605

		48,523,634

Hotels, Restaurants & Leisure - 6.7%
Boyd Gaming Corp.
6.88%, 05/15/2023	2,760,000	2,829,000
Felcor Lodging, LP
5.63%, 03/01/2023	2,250,000	2,311,875

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC
5.63%, 02/15/2020 (F)	$ 1,740,000	$ 1,700,850
6.25%, 02/15/2022 (F)	2,255,000	2,153,525
6.50%, 02/15/2025 (F)	3,947,000	3,650,975
MGM Resorts International
6.00%, 03/15/2023	2,490,000	2,521,125
6.63%, 12/15/2021	3,185,000	3,328,325
7.75%, 03/15/2022	3,385,000	3,723,500
11.38%, 03/01/2018	4,022,000	4,725,850
NCL Corp., Ltd.
5.00%, 02/15/2018	3,812,000	3,888,240
New Cotai LLC / New Cotai Capital Corp.
10.63%, 05/01/2019 (F) (I)	2,405,801	2,026,386
Pinnacle Entertainment, Inc.
7.50%, 04/15/2021	5,516,000	5,840,065
Playa Resorts Holding BV
8.00%, 08/15/2020 (F)	1,100,000	1,138,500
Scientific Games International, Inc.
7.00%, 01/01/2022 (F)	683,000	705,198
10.00%, 12/01/2022	5,959,000	5,705,742
Studio City Finance, Ltd.
8.50%, 12/01/2020 (F)	3,325,000	3,312,531
Viking Cruises, Ltd.
6.25%, 05/15/2025 (F)	1,424,000	1,413,320
8.50%, 10/15/2022 (F)	5,205,000	5,777,550
Waterford Gaming LLC / Waterford Gaming Financial Corp.
8.63%, 09/15/2049 (A) (B) (F)	1,064,486	0
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.38%, 03/15/2022	848,000	860,720
Wynn Macau, Ltd.
5.25%, 10/15/2021 (F)	1,819,000	1,718,955

		59,332,232

Household Durables - 3.6%
Beazer Homes USA, Inc.
5.75%, 06/15/2019	3,139,000	3,091,915
7.50%, 09/15/2021	4,860,000	4,896,450
9.13%, 05/15/2019	2,075,000	2,160,594
Jarden Corp.
6.13%, 11/15/2022	2,850,000	2,949,750
KB Home
4.75%, 05/15/2019	3,000,000	2,977,500
7.00%, 12/15/2021	350,000	361,375
7.63%, 05/15/2023	1,953,000	2,040,885
9.10%, 09/15/2017	2,403,000	2,679,345
Meritage Homes Corp.
4.50%, 03/01/2018	6,372,000	6,515,370
Standard Pacific Corp.
8.38%, 01/15/2021	2,950,000	3,422,000
Tempur Sealy International, Inc.
6.88%, 12/15/2020	1,065,000	1,128,900

		32,224,084

Household Products - 1.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	3,150,000	3,283,875

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Products (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (continued)
7.13%, 04/15/2019	$ 2,472,000	$ 2,543,070
7.88%, 08/15/2019	985,000	1,025,631
9.88%, 08/15/2019	4,600,000	4,830,000
Sun Products Corp.
7.75%, 03/15/2021 (F)	1,889,000	1,704,823

		13,387,399

Independent Power and Renewable Electricity Producers - 2.2%
Abengoa Yield PLC
7.00%, 11/15/2019 (F)	1,673,000	1,723,190
Calpine Corp.
5.38%, 01/15/2023	370,000	363,525
5.75%, 01/15/2025	1,778,000	1,729,105
NRG Energy, Inc.
7.88%, 05/15/2021	10,765,000	11,464,725
8.25%, 09/01/2020	3,820,000	4,001,450

		19,281,995

Insurance - 1.5%
Genworth Holdings, Inc.
4.90%, 08/15/2023	577,000	510,824
7.20%, 02/15/2021	1,023,000	1,071,593
7.63%, 09/24/2021	4,494,000	4,729,935
Lincoln National Corp.
7.00%, 05/17/2066 (G)	8,111,000	7,360,732

		13,673,084

IT Services - 1.3%
SunGard Data Systems, Inc.
6.63%, 11/01/2019	8,370,000	8,642,025
7.38%, 11/15/2018	545,000	564,347
7.63%, 11/15/2020	2,514,000	2,627,130

		11,833,502

Machinery - 0.1%
CNH Industrial Capital LLC
3.88%, 07/16/2018 (F)	1,110,000	1,111,388

Media - 8.9%
Adelphia Communications Corp.
9.25%, 10/01/2049 (C) (D)	1,305,000	9,788
10.25%, 06/15/2049 - 11/01/2049 (C) (D)	1,460,000	10,950
Cablevision Systems Corp.
5.88%, 09/15/2022	3,070,000	2,977,900
7.75%, 04/15/2018	8,455,000	9,131,400
8.00%, 04/15/2020	2,859,000	3,102,015
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 09/30/2022	2,885,000	2,841,725
5.75%, 01/15/2024	465,000	467,325
6.50%, 04/30/2021	4,925,000	5,152,781
7.00%, 01/15/2019	919,000	954,611
Cequel Communications Holdings I LLC / Cequel Capital Corp.
6.38%, 09/15/2020 (F)	4,654,000	4,622,585
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	4,608,000	4,752,613
7.63%, 03/15/2020	9,015,000	9,394,288
CSC Holdings LLC
6.75%, 11/15/2021	185,000	195,175

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
DISH DBS Corp.
5.88%, 07/15/2022 - 11/15/2024	$ 3,874,000	$ 3,759,630
6.75%, 06/01/2021	3,215,000	3,351,637
7.88%, 09/01/2019	5,148,000	5,709,132
iHeartCommunications, Inc.
10.63%, 03/15/2023 (F)	1,748,000	1,656,230
Numericable-SFR SAS
4.88%, 05/15/2019 (F)	3,575,000	3,539,250
Regal Entertainment Group
5.75%, 06/15/2023 - 02/01/2025	3,095,000	3,031,412
Unitymedia GmbH
6.13%, 01/15/2025 (F)	2,106,000	2,200,770
Univision Communications, Inc.
5.13%, 02/15/2025 (F)	1,623,000	1,566,520
6.75%, 09/15/2022 (F)	9,061,000	9,582,007
8.50%, 05/15/2021 (F)	893,000	939,883

		78,949,627

Metals & Mining - 0.8%
ArcelorMittal
6.13%, 06/01/2025	475,000	473,516
7.00%, 02/25/2022	985,000	1,061,337
7.75%, 10/15/2039	2,148,000	2,137,260
Evraz, Inc. NA
7.50%, 11/15/2019 (F)	1,273,000	1,253,905
Novelis, Inc.
8.38%, 12/15/2017	1,645,000	1,704,631

		6,630,649

Multiline Retail - 0.2%
Family Tree Escrow LLC
5.25%, 03/01/2020 (F)	207,000	216,574
5.75%, 03/01/2023 (F)	1,117,000	1,167,265

		1,383,839

Oil, Gas & Consumable Fuels - 7.2%
Antero Resources Corp.
5.38%, 11/01/2021	861,000	826,560
Berry Petroleum Co. LLC
6.38%, 09/15/2022	1,625,000	1,267,500
BreitBurn Energy Partners, LP / BreitBurn Finance Corp.
7.88%, 04/15/2022	3,505,000	2,909,150
California Resources Corp.
5.00%, 01/15/2020	1,812,000	1,594,560
5.50%, 09/15/2021	1,605,000	1,396,671
6.00%, 11/15/2024	2,852,000	2,452,720
Carrizo Oil & Gas, Inc.
7.50%, 09/15/2020	1,694,000	1,782,935
Chesapeake Energy Corp.
6.13%, 02/15/2021	1,322,000	1,242,680
6.63%, 08/15/2020	3,041,000	2,964,975
CITGO Holding, Inc.
10.75%, 02/15/2020 (F)	2,131,000	2,178,947
CITGO Petroleum Corp.
6.25%, 08/15/2022 (F)	1,988,000	1,953,210
Concho Resources, Inc.
5.50%, 04/01/2023	2,076,000	2,076,000
Denbury Resources, Inc.
5.50%, 05/01/2022	1,087,000	970,148

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy XXI Gulf Coast, Inc.
11.00%, 03/15/2020 (F)	$ 1,001,000	$ 875,875
EP Energy LLC / Everest Acquisition Finance, Inc.
9.38%, 05/01/2020	3,315,000	3,542,740
Halcon Resources Corp.
8.63%, 02/01/2020 (F)	1,581,000	1,561,238
Kinder Morgan, Inc.
7.25%, 06/01/2018	6,550,000	7,387,051
Series MTN
8.05%, 10/15/2030	2,000,000	2,340,164
Linn Energy LLC / Linn Energy Finance Corp.
7.75%, 02/01/2021	4,085,000	3,176,087
8.63%, 04/15/2020	3,225,000	2,645,177
Oasis Petroleum, Inc.
6.50%, 11/01/2021	365,000	363,175
7.25%, 02/01/2019	936,000	959,400
Peabody Energy Corp.
6.25%, 11/15/2021	420,000	142,800
6.50%, 09/15/2020	1,000,000	340,000
10.00%, 03/15/2022 (F)	1,414,000	876,680
PHI, Inc.
5.25%, 03/15/2019	829,000	766,825
Rosetta Resources, Inc.
5.63%, 05/01/2021	680,000	722,500
5.88%, 06/01/2022	385,000	410,988
SM Energy Co.
6.13%, 11/15/2022 (F)	3,265,000	3,355,440
6.50%, 11/15/2021 - 01/01/2023	2,285,000	2,356,825
Sunoco, LP / Sunoco Finance Corp.
6.38%, 04/01/2023 (F)	2,760,000	2,870,400
Ultra Petroleum Corp.
6.13%, 10/01/2024 (F)	335,000	293,963
Whiting Canadian Holding Co. ULC
8.13%, 12/01/2019	2,115,000	2,214,141
Whiting Petroleum Corp.
5.75%, 03/15/2021	2,635,000	2,592,840

		63,410,365

Paper & Forest Products - 0.3%
Boise Cascade Co.
6.38%, 11/01/2020	2,410,000	2,539,538

Personal Products - 0.5%
Revlon Consumer Products Corp.
5.75%, 02/15/2021	4,540,000	4,449,200

Pharmaceuticals - 1.7%
ENDO Finance LLC / Endo, Ltd.
6.00%, 07/15/2023 (F) (J)	1,655,000	1,692,238
Valeant Pharmaceuticals International, Inc.
5.88%, 05/15/2023 (F)	1,620,000	1,660,500
6.13%, 04/15/2025 (F)	1,377,000	1,416,589
6.38%, 10/15/2020 (F)	5,913,000	6,227,128
7.50%, 07/15/2021 (F)	4,050,000	4,358,812

		15,355,267

Professional Services - 0.8%
Ceridian HCM Holding, Inc.
11.00%, 03/15/2021 (F)	2,959,000	3,129,142

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services (continued)
TransUnion
9.63%, 06/15/2018
Cash Rate 9.63% (I)	$ 3,545,000	$ 3,554,926

		6,684,068

Real Estate Investment Trusts - 0.1%
Communications Sales & Leasing, Inc.
8.25%, 10/15/2023 (F)	1,065,000	1,046,363

Road & Rail - 0.3%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (F)	2,308,000	2,687,768

Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor, Inc.
6.00%, 01/15/2022 (F)	4,230,000	4,483,800

Software - 2.3%
First Data Corp.
6.75%, 11/01/2020 (F)	465,000	491,449
7.38%, 06/15/2019 (F)	11,020,000	11,455,290
8.25%, 01/15/2021 (F)	3,000,000	3,165,000
11.75%, 08/15/2021	2,022,000	2,274,750
Infor US, Inc.
6.50%, 05/15/2022 (F)	2,553,000	2,597,678

		19,984,167

Specialty Retail - 0.8%
Claire’s Stores, Inc.
9.00%, 03/15/2019 (F)	6,584,000	5,563,480
Men’s Wearhouse Inc
7.00%, 07/01/2022	1,650,000	1,765,500

		7,328,980

Technology Hardware, Storage & Peripherals - 0.3%
Project Homestake Merger Corp.
8.88%, 03/01/2023 (F)	2,704,000	2,622,880

Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co.
6.88%, 05/01/2022	6,161,000	6,576,868

Wireless Telecommunication Services - 3.3%
Sprint Communications, Inc.
6.00%, 11/15/2022	2,470,000	2,256,962
7.00%, 08/15/2020	775,000	769,188
9.00%, 11/15/2018 (F)	6,075,000	6,860,254
9.13%, 03/01/2017	995,000	1,077,088
Sprint Corp.
7.25%, 09/15/2021	1,570,000	1,530,750
7.63%, 02/15/2025	2,047,000	1,929,297
7.88%, 09/15/2023	8,612,000	8,399,284
T-Mobile USA, Inc.
6.25%, 04/01/2021	815,000	835,375
6.63%, 04/28/2021	1,360,000	1,411,000
6.73%, 04/28/2022	3,039,000	3,168,157
6.84%, 04/28/2023	455,000	478,319

		28,715,674

Total Corporate Debt Securities (Cost $853,911,003)		837,322,500

LOAN ASSIGNMENTS - 0.9%
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc., Term Loan
3.75%, 10/09/2019	1,167,513	1,152,627

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure - 0.2%
Hilton Worldwide Finance LLC, Term Loan B2
3.50%, 10/26/2020	$ 1,414,803	$ 1,413,427

Household Products - 0.1%
Sun Products Corp., Term Loan
5.50%, 03/23/2020	1,443,249	1,396,344

Oil, Gas & Consumable Fuels - 0.1%
CITGO Holding, Inc., Term Loan B
9.50%, 05/12/2018	791,025	793,250

Real Estate Management & Development - 0.4%
CityCenter Holdings LLC, Term Loan B
4.25%, 10/16/2020	3,300,000	3,298,231

Total Loan Assignments (Cost $8,046,984)		8,053,879

	Shares	Value
COMMON STOCKS - 0.2%
Building Products - 0.2%
Panolam Holdings Co., GDR (A) (B) (C)	1,803	1,682,199

Independent Power and Renewable Electricity Producers - 0.0%
Mirant Corp. (A) (B) (C) (D) (K)	550,000	0

Media - 0.0% (E)
New Cotai LLC / New Cotai Capital Corp., Class B (A) (B) (C)	6	185,250

Total Common Stocks (Cost $3,265,049)		1,867,449

PREFERRED STOCK - 0.6%
Banks - 0.6%
GMAC Capital Trust I
Series 2, 8.13% (G)	193,625	5,030,378

Total Preferred Stock (Cost $5,109,917)		5,030,378

WARRANT - 0.0% (E)
Food Products - 0.0% (E)
American Seafoods Group LLC Exercise Price $0.01 Expires 05/15/2018	1,265	6,325

Total Warrant (Cost $0)		6,325

	Principal	Value
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.01% (L), dated 06/30/2015, to be repurchased at $15,872,153 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 08/15/2039, and with a value of $16,191,756.	$ 15,872,148	15,872,148

Total Repurchase Agreement (Cost $15,872,148)		15,872,148

Total Investments (Cost $889,661,659) (M)		871,504,694
Net Other Assets (Liabilities) - 1.3%		11,652,829

Net Assets - 100.0%		$ 883,157,523

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value at June 30, 2015
ASSETS
Investments
Convertible Bonds	$—	$3,352,015	$0	$3,352,015
Corporate Debt Securities	—	837,322,500	0	837,322,500
Loan Assignments	—	8,053,879	—	8,053,879
Common Stocks	—	—	1,867,449	1,867,449
Preferred Stock	5,030,378	—	—	5,030,378
Warrant	6,325	—	—	6,325
Repurchase Agreement	—	15,872,148	—	15,872,148

Total Investments	$5,036,703	$864,600,542	$1,867,449	$871,504,694

Transfers

Investments	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2 (P)
Convertible Bonds	$—	$—	$—	$6,984

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $1,867,449, representing 0.2% of the Portfolio’s net assets.
(B)	Security is Level 3 of the fair value hierarchy.
(C)	Illiquid security. Total aggregate value of illiquid securities is $3,485,688, representing 0.4% of the Portfolio’s net assets.
(D)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $299,577,588, representing 33.9% of the Portfolio’s net assets.
(G)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(H)	The security has a perpetual maturity; the date displayed is the next call date.
(I)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If a security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(J)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(K)	Non-income producing security.
(L)	Rate disclosed reflects the yield at June 30, 2015.
(M)	Aggregate cost for federal income tax purposes is $889,661,659. Aggregate gross unrealized appreciation and depreciation for all securities is $12,503,574 and $30,660,539, respectively. Net unrealized depreciation for tax purposes is $18,156,965.
(N)	The Portfolio recognizes transfers between Levels at the end of the reporting period. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Portfolio.
(P)	Transferred from Level 3 to 2 due to utilizing significant observable inputs, as of prior reporting period the security utilized significant unobservable inputs.

PORTFOLIO ABBREVIATIONS:

GDR	Global Depositary Receipt
MTN	Medium Term Note

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 57.6%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	9,889	$ 1,008,381
L-3 Communications Holdings, Inc.	2,030	230,161
United Technologies Corp.	13,064	1,449,190

		2,687,732

Airlines - 0.4%
Delta Air Lines, Inc.	6,030	247,712
United Continental Holdings, Inc. (A)	7,080	375,311

		623,023

Auto Components - 0.1%
Johnson Controls, Inc.	1,930	95,593

Automobiles - 0.3%
Ford Motor Co.	9,620	144,396
General Motors Co.	11,614	387,095

		531,491

Banks - 1.5%
BB&T Corp.	4,730	190,666
Fifth Third Bancorp	2,191	45,617
SVB Financial Group (A) (B)	720	103,665
Wells Fargo & Co.	40,378	2,270,859

		2,610,807

Beverages - 1.6%
Coca-Cola Co.	14,730	577,858
Coca-Cola Enterprises, Inc.	2,830	122,935
Constellation Brands, Inc., Class A	3,819	443,080
Dr. Pepper Snapple Group, Inc.	2,169	158,120
Molson Coors Brewing Co., Class B	5,610	391,634
PepsiCo, Inc.	10,096	942,361

		2,635,988

Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (A) (B)	2,266	409,625
Biogen, Inc. (A)	2,844	1,148,805
Celgene Corp. (A)	8,150	943,240
Gilead Sciences, Inc.	4,596	538,100
Regeneron Pharmaceuticals, Inc., Class A (A)	170	86,722
Vertex Pharmaceuticals, Inc. (A)	2,348	289,931

		3,416,423

Building Products - 0.2%
Fortune Brands Home & Security, Inc. (B)	1,140	52,235
Masco Corp.	8,047	214,613

		266,848

Capital Markets - 2.0%
BlackRock, Inc., Class A	1,120	387,498
Charles Schwab Corp.	12,330	402,574
Goldman Sachs Group, Inc.	2,619	546,821
Invesco, Ltd.	14,073	527,597
Morgan Stanley	24,336	943,993
State Street Corp.	4,948	380,996
TD Ameritrade Holding Corp.	3,980	146,544

		3,336,023

Chemicals - 1.1%
Axiall Corp.	2,880	103,824
Dow Chemical Co.	8,531	436,531
E.I. du Pont de Nemours & Co.	10,410	665,719
Mosaic Co.	12,170	570,165

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Sherwin-Williams Co.	80	$ 22,002

		1,798,241

Communications Equipment - 0.5%
Cisco Systems, Inc.	22,878	628,230
QUALCOMM, Inc.	3,497	219,017

		847,247

Construction & Engineering - 0.3%
Fluor Corp.	9,950	527,449

Construction Materials - 0.1%
Martin Marietta Materials, Inc. (B)	1,090	154,246

Consumer Finance - 0.3%
Capital One Financial Corp.	3,659	321,882
Navient Corp.	1,280	23,309
Synchrony Financial (A)	3,070	101,095

		446,286

Containers & Packaging - 0.3%
Crown Holdings, Inc. (A)	6,271	331,798
Rock-Tenn Co., Class A	2,900	174,580
Sealed Air Corp., Class A	760	39,049

		545,427

Diversified Financial Services - 2.6%
Bank of America Corp.	75,099	1,278,185
Berkshire Hathaway, Inc., Class B (A)	7,131	970,601
Citigroup, Inc.	30,971	1,710,838
Intercontinental Exchange, Inc.	2,097	468,910

		4,428,534

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	20,166	716,296
Verizon Communications, Inc.	14,561	678,688

		1,394,984

Electric Utilities - 1.2%
Edison International	8,917	495,607
Exelon Corp. (B)	13,770	432,653
NextEra Energy, Inc.	7,393	724,736
Xcel Energy, Inc.	10,940	352,049

		2,005,045

Electrical Equipment - 0.5%
Eaton Corp. PLC	11,661	787,001

Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc.	6,639	130,987
TE Connectivity, Ltd.	13,455	865,157

		996,144

Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	4,880	301,096
Ensco PLC, Class A (B)	1,200	26,724
Halliburton Co.	8,628	371,608
National Oilwell Varco, Inc.	2,100	101,388
Schlumberger, Ltd.	3,569	307,612

		1,108,428

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	4,093	552,800
CVS Health Corp.	1,257	131,834
Kroger Co.	1,890	137,044
Wal-Mart Stores, Inc.	1,846	130,937

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	320	$ 27,021

		979,636

Food Products - 0.9%
Archer-Daniels-Midland Co.	6,035	291,008
Hershey Co.	3,680	326,894
Keurig Green Mountain, Inc. (B)	610	46,744
Mondelez International, Inc., Class A	22,119	909,976

		1,574,622

Gas Utilities - 0.1%
AGL Resources, Inc.	1,430	66,581
Questar Corp. (B)	6,956	145,450

		212,031

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	22,326	1,095,760
Becton Dickinson and Co.	352	49,861
Boston Scientific Corp. (A)	46,440	821,988
Stryker Corp.	3,790	362,210

		2,329,819

Health Care Providers & Services - 2.2%
Aetna, Inc.	4,850	618,181
Cigna Corp.	1,350	218,700
Express Scripts Holding Co. (A) (B)	2,650	235,691
HCA Holdings, Inc. (A)	690	62,597
Humana, Inc., Class A	3,120	596,793
McKesson Corp.	4,890	1,099,321
UnitedHealth Group, Inc.	7,503	915,366

		3,746,649

Health Care Technology - 0.0% (C)
Cerner Corp. (A)	670	46,270

Hotels, Restaurants & Leisure - 0.7%
Carnival Corp.	480	23,707
Chipotle Mexican Grill, Inc., Class A (A)	460	278,295
Royal Caribbean Cruises, Ltd., Class A	4,840	380,860
Starbucks Corp.	10,726	575,075

		1,257,937

Household Durables - 0.4%
D.R. Horton, Inc.	1,730	47,333
Harman International Industries, Inc.	3,200	380,608
PulteGroup, Inc.	11,132	224,310
Toll Brothers, Inc. (A)	1,260	48,119

		700,370

Household Products - 1.0%
Kimberly-Clark Corp.	3,814	404,170
Procter & Gamble Co.	16,209	1,268,192

		1,672,362

Industrial Conglomerates - 0.3%
General Electric Co.	20,809	552,895

Insurance - 1.6%
ACE, Ltd.	7,696	782,529
American International Group, Inc.	8,430	521,143
MetLife, Inc.	16,941	948,526
Prudential Financial, Inc.	1,382	120,953
XL Group PLC, Class A	10,350	385,020

		2,758,171

	Shares	Value
COMMON STOCKS (continued)
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (A)	2,062	$ 895,094

Internet Software & Services - 2.1%
Facebook, Inc., Class A (A)	19,530	1,674,991
Google, Inc., Class A (A)	1,809	976,932
Google, Inc., Class C (A)	1,793	933,274

		3,585,197

IT Services - 2.0%
Accenture PLC, Class A	12,050	1,166,199
Alliance Data Systems Corp. (A) (B)	685	199,979
Automatic Data Processing, Inc.	620	49,743
Cognizant Technology Solutions Corp., Class A (A)	11,018	673,090
Fidelity National Information Services, Inc.	5,020	310,236
Visa, Inc., Class A (B)	13,748	923,178
Xerox Corp. (B)	2,960	31,494

		3,353,919

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	1,710	221,890

Machinery - 1.4%
Caterpillar, Inc. (B)	1,590	134,864
Cummins, Inc.	4,960	650,703
Ingersoll-Rand PLC	1,270	85,623
PACCAR, Inc. (B)	9,809	625,912
Parker-Hannifin Corp.	5,580	649,122
SPX Corp.	1,775	128,492

		2,274,716

Media - 2.8%
CBS Corp., Class B	5,400	299,700
Charter Communications, Inc., Class A (A) (B)	1,750	299,687
Comcast Corp., Class A	20,731	1,246,762
DISH Network Corp., Class A (A)	3,915	265,085
Sirius XM Holdings, Inc. (A) (B)	12,060	44,984
Time Warner Cable, Inc.	1,395	248,547
Time Warner, Inc.	15,015	1,312,461
Twenty-First Century Fox, Inc., Class A (B)	31,080	1,011,499

		4,728,725

Metals & Mining - 0.2%
Alcoa, Inc.	11,475	127,946
U.S. Steel Corp. (B)	8,090	166,816

		294,762

Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	8,550	162,706
CMS Energy Corp.	8,187	260,674
NiSource, Inc., Class B (B)	5,818	265,243
PG&E Corp.	4,350	213,585
Public Service Enterprise Group, Inc.	6,510	255,713

		1,157,921

Multiline Retail - 0.5%
Dollar General Corp.	3,970	308,628
Target Corp.	5,720	466,923

		775,551

Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp., Class A	5,086	397,013
Cabot Oil & Gas Corp. (B)	4,210	132,784
Cheniere Energy, Inc. (A)	1,290	89,345

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	12,871	$ 1,241,665
EOG Resources, Inc.	4,422	387,146
EQT Corp.	2,720	221,245
Exxon Mobil Corp.	18,833	1,566,906
Marathon Oil Corp.	15,980	424,109
Marathon Petroleum Corp.	3,920	205,055
Occidental Petroleum Corp.	8,871	689,898
ONEOK, Inc.	1,290	50,929
Phillips 66	1,460	117,618
Valero Energy Corp.	4,740	296,724

		5,820,437

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	2,910	252,181

Pharmaceuticals - 3.7%
Allergan PLC (A)	1,914	580,823
Bristol-Myers Squibb Co.	18,316	1,218,747
Eli Lilly & Co.	5,110	426,634
Johnson & Johnson	13,691	1,334,325
Merck & Co., Inc.	14,410	820,361
Mylan NV (A)	2,030	137,756
Perrigo Co. PLC (B)	1,039	192,038
Pfizer, Inc.	42,831	1,436,123

		6,146,807

Professional Services - 0.0% (C)
Equifax, Inc.	630	61,167

Real Estate Investment Trusts - 1.4%
American Tower Corp., Class A	2,880	268,675
AvalonBay Communities, Inc. (B)	2,198	351,394
Boston Properties, Inc.	2,077	251,400
Brixmor Property Group, Inc.	6,750	156,128
DiamondRock Hospitality Co. (B)	7,080	90,695
Highwoods Properties, Inc. (B)	2,281	91,126
Host Hotels & Resorts, Inc.	5,374	106,567
LaSalle Hotel Properties (B)	3,970	140,776
Liberty Property Trust, Series C	3,750	120,825
Mid-America Apartment Communities, Inc. (B)	1,360	99,022
Prologis, Inc., Class A	7,453	276,506
Public Storage	290	53,467
Simon Property Group, Inc.	1,817	314,377

		2,320,958

Road & Rail - 1.1%
Canadian Pacific Railway, Ltd. (B)	1,571	251,721
CSX Corp.	14,549	475,025
Union Pacific Corp.	12,255	1,168,759

		1,895,505

Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc., Class A	11,920	229,102
Avago Technologies, Ltd., Class A	6,870	913,229
Broadcom Corp., Class A	5,970	307,395
Freescale Semiconductor, Ltd. (A)	2,790	111,516
KLA-Tencor Corp.	2,717	152,723
LAM Research Corp. (B)	9,207	748,990
NXP Semiconductors NV (A)	470	46,154
Texas Instruments, Inc.	9,570	492,951

		3,002,060

	Shares	Value
COMMON STOCKS (continued)
Software - 2.1%
Adobe Systems, Inc. (A)	10,613	$ 859,759
Intuit, Inc.	960	96,739
Microsoft Corp.	51,631	2,279,509
Oracle Corp.	7,190	289,757

		3,525,764

Specialty Retail - 1.9%
AutoZone, Inc. (A) (B)	233	155,388
Best Buy Co., Inc. (B)	4,540	148,049
Home Depot, Inc.	10,516	1,168,643
Lowe’s Cos., Inc.	14,184	949,903
Tiffany & Co. (B)	970	89,046
TJX Cos., Inc.	9,430	623,983

		3,135,012

Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	32,908	4,127,486
Hewlett-Packard Co.	14,173	425,332

		4,552,818

Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (A) (B)	1,497	97,754
PVH Corp.	410	47,232
Ralph Lauren Corp., Class A	1,620	214,423
VF Corp.	6,858	478,277

		837,686

Tobacco - 0.6%
Philip Morris International, Inc.	11,617	931,335

Water Utilities - 0.0% (C)
American Water Works Co., Inc.	1,500	72,945

Wireless Telecommunication Services - 0.0% (C)
T-Mobile US, Inc. (A)	2,040	79,091

Total Common Stocks (Cost $81,149,471)		96,995,263

PREFERRED STOCKS - 0.1%
Capital Markets - 0.0% (C)
State Street Corp.
Series D, 5.90% (D)	1,536	39,429

Diversified Financial Services - 0.0% (C)
Citigroup Capital XIII 7.88% (D)	3,392	88,056

Electric Utilities - 0.0% (C)
SCE Trust III 5.75% (B) (D)	320	8,519

Thrifts & Mortgage Finance - 0.1%
Federal Home Loan Mortgage Corp.
Series Z, 8.38% (A) (D)	14,925	55,969
Federal National Mortgage Association
Series O, 0.00% (A) (D)	600	4,140
Series S, 8.25% (A) (D)	10,800	40,500

		100,609

Total Preferred Stocks (Cost $814,042)		236,613

	Principal	Value
ASSET-BACKED SECURITIES - 2.9%
American Tower Trust I
Series 2013-1A, Class 1A
1.55%, 03/15/2043 (E)	$ 200,000	198,995

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust
Series 2012-3, Class C
2.42%, 05/08/2018	$ 40,000	$ 40,308
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1
1.71%, 07/18/2027 (D) (E) (F)	235,000	234,863
BXG Receivables Note Trust
Series 2015-A, Class A
2.88%, 05/02/2030 (E)	152,636	152,273
Chrysler Capital Auto Receivables Trust
Series 2013-BA, Class B
1.78%, 06/17/2019 (E)	20,000	20,006
Series 2013-BA, Class C
2.24%, 09/16/2019 (E)	20,000	19,992
Series 2014-AA, Class B
1.76%, 08/15/2019 (E)	20,000	19,946
Series 2014-AA, Class C
2.28%, 11/15/2019 (E)	25,000	24,959
Ford Credit Auto Owner Trust
Series 2013-B, Class D
1.82%, 11/15/2019	40,000	40,324
HLSS Servicer Advance Receivables Trust
Series 2012-T2, Class A2
1.99%, 10/15/2045 (E)	100,000	99,900
Series 2013-T1, Class A2
1.50%, 01/16/2046 (E)	210,000	209,790
HSBC Home Equity Loan Trust
Series 2006-3, Class M1
0.45%, 03/20/2036 (D)	235,000	226,561
ICG US CLO, Ltd.
Series 2014-1A, Class A1
1.43%, 04/20/2026 (D) (E)	235,000	231,476
JGWPT XXVI LLC
Series 2012-2A, Class A
3.84%, 10/15/2059 (E)	215,834	221,858
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 09/22/2031 (E)	127,183	126,972
OCP CLO, Ltd.
Series 2015-8A, Class A1
1.80%, 04/17/2027 (D) (E)	220,000	219,923
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1A
1.79%, 07/20/2027 (D) (E) (F) (G)	250,000	249,628
PFS Financing Corp.
Series 2013-AA, Class B
1.29%, 02/15/2018 (D) (E)	100,000	100,135
Prestige Auto Receivables Trust
Series 2013-1A, Class A2
1.09%, 02/15/2018 (E)	9,914	9,918
Santander Drive Auto Receivables Trust
Series 2013-4, Class C
3.25%, 01/15/2020	50,000	51,174
Series 2013-A, Class B
1.89%, 10/15/2019 (E)	75,000	75,489
Series 2013-A, Class C
3.12%, 10/15/2019 (E)	30,000	30,623
SBA Tower Trust Series 2014-1A, Class C 2.90%, 10/15/2044 (D) (E)	380,000	381,903

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2013-3A, Class B
2.70%, 10/20/2030 (E)	$ 53,538	$ 53,840
Series 2014-1A, Class A
2.07%, 03/20/2030 (E)	129,668	130,323
Series 2014-2A, Class A
2.05%, 06/20/2031 (E)	116,778	117,580
Series 2014-3A, Class A
2.30%, 10/20/2031 (E)	168,060	168,892
Series 2015-1A, Class A
2.40%, 03/22/2032 (E)	100,599	100,669
Series 2015-1A, Class B
3.05%, 03/22/2032 (E)	104,972	105,068
Silverleaf Finance XVIII LLC
Series 2014-A, Class A
2.81%, 01/15/2027 (E)	125,045	124,832
SLM Private Education Loan Trust
Series 2011-A, Class A3
2.69%, 01/15/2043 (D) (E)	200,000	212,369
Series 2011-C, Class A2A
3.44%, 10/17/2044 (D) (E)	100,000	107,080
Series 2012-E, Class A2B
1.94%, 06/15/2045 (D) (E)	145,000	148,945
Series 2013-A, Class A2B
1.24%, 05/17/2027 (D) (E)	150,000	151,103
SolarCity LMC Series III LLC
Series 2014-2, Class A
4.02%, 07/20/2044 (E)	151,510	153,011
SpringCastle America Funding LLC
Series 2014-AA, Class A
2.70%, 05/25/2023 (E)	93,189	93,766
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A
1.14%, 10/15/2021 (D) (E) (G)	290,000	290,108

Total Asset-Backed Securities (Cost $4,945,551)		4,944,602

CORPORATE DEBT SECURITIES - 15.4%
Aerospace & Defense - 0.1%
Exelis, Inc.
5.55%, 10/01/2021	145,000	159,545

Air Freight & Logistics - 0.1%
FedEx Corp.
4.90%, 01/15/2034	69,000	71,532
5.10%, 01/15/2044	49,000	50,547

		122,079

Airlines - 0.3%
American Airlines Pass-Through Trust
3.70%, 04/01/2028 (B)	174,725	174,725
United Airlines Pass-Through Trust
3.75%, 03/03/2028	300,000	297,000

		471,725

Auto Components - 0.1%
BorgWarner, Inc.
3.38%, 03/15/2025	105,000	103,319

Automobiles - 0.0% (C)
General Motors Co.
4.88%, 10/02/2023	30,000	31,628
6.25%, 10/02/2043	20,000	22,311

		53,939

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 1.9%
Barclays Bank PLC
10.18%, 06/12/2021 (E)	$ 470,000	$ 622,702
Branch Banking & Trust Co.
3.80%, 10/30/2026	110,000	111,087
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 (D) (E) (H)	480,000	608,400
Deutsche Bank AG
6.00%, 09/01/2017 (B)	240,000	261,133
Glitnir HF
6.33%, 07/28/2011 (E) (I) (J)	160,000	48,400
HSBC Bank Brasil SA - Banco Multiplo
Series MTN
4.00%, 05/11/2016 (E)	200,000	202,400
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	200,000	194,309
Korea Development Bank
3.50%, 08/22/2017	200,000	207,669
Macquarie Bank, Ltd.
1.65%, 03/24/2017 (E)	85,000	85,287
Nordea Bank AB
4.25%, 09/21/2022 (E)	470,000	481,372
Royal Bank of Scotland Group PLC
1.88%, 03/31/2017	100,000	99,492
6.00%, 12/19/2023	65,000	68,831
Wells Fargo & Co.
2.15%, 01/15/2019	35,000	35,217
4.13%, 08/15/2023	92,000	95,522
5.38%, 11/02/2043	67,000	71,537
5.90%, 06/15/2024 (D) (H)	43,000	43,107

		3,236,465

Beverages - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.15%, 02/01/2019	45,000	45,128
3.70%, 02/01/2024 (B)	65,000	66,528

		111,656

Biotechnology - 0.0% (C)
Amgen, Inc.
5.65%, 06/15/2042	27,000	30,011

Capital Markets - 1.1%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	205,000	209,497
Bank of New York Mellon Corp.
Series MTN
2.10%, 01/15/2019	50,000	50,146
Goldman Sachs Group, Inc.
2.90%, 07/19/2018	135,000	138,176
3.63%, 02/07/2016 - 01/22/2023	101,000	101,308
5.75%, 01/24/2022	109,000	123,984
6.13%, 02/15/2033	40,000	47,717
6.25%, 02/01/2041	20,000	23,671
6.75%, 10/01/2037	20,000	23,459
Series MTN
1.88%, 11/29/2023 (D)	50,000	50,818
7.50%, 02/15/2019	60,000	70,477
Macquarie Group, Ltd.
6.25%, 01/14/2021 (E)	300,000	342,058

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley
2.80%, 06/16/2020	$ 380,000	$ 380,404
5.00%, 11/24/2025	66,000	69,093
State Street Capital Trust IV
1.29%, 06/01/2077 (D)	11,000	9,598
UBS AG 7.63%, 08/17/2022	250,000	293,000

		1,933,406

Chemicals - 0.1%
LyondellBasell Industries NV
5.00%, 04/15/2019	60,000	64,996
Monsanto Co.
4.40%, 07/15/2044	110,000	98,502

		163,498

Commercial Services & Supplies - 0.2%
ERAC USA Finance LLC
3.85%, 11/15/2024 (E)	175,000	175,648
Hutchison Whampoa International 14, Ltd.
1.63%, 10/31/2017 (E)	200,000	199,400

		375,048

Communications Equipment - 0.0% (C)
Cisco Systems, Inc.
2.13%, 03/01/2019	50,000	50,348

Construction Materials - 0.2%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	285,000	288,510

Consumer Finance - 0.1%
Discover Financial Services
3.85%, 11/21/2022	183,000	181,700

Diversified Financial Services - 1.7%
Bank of America Corp.
2.60%, 01/15/2019	60,000	60,653
2.65%, 04/01/2019	255,000	258,021
4.10%, 07/24/2023	51,000	52,475
5.42%, 03/15/2017	100,000	105,960
5.75%, 12/01/2017	75,000	81,703
Citigroup, Inc.
1.70%, 04/27/2018	203,000	201,695
4.50%, 01/14/2022	83,000	89,404
4.95%, 11/07/2043	20,000	20,735
6.68%, 09/13/2043	20,000	24,223
Credit Suisse Group Funding Guernsey, Ltd.
2.75%, 03/26/2020 (E)	320,000	315,985
Ford Motor Credit Co. LLC
4.38%, 08/06/2023	200,000	207,419
General Electric Capital Corp.
7.13%, 06/15/2022 (D) (H)	350,000	403,812
Series MTN
6.88%, 01/10/2039	20,000	26,853
JPMorgan Chase & Co.
3.20%, 01/25/2023	240,000	235,388
3.25%, 09/23/2022	34,000	33,779
4.85%, 02/01/2044	20,000	20,666
6.75%, 02/01/2024 (D) (H)	13,000	13,890
Series MTN
1.35%, 02/15/2017	300,000	300,262
Kaupthing Bank Hf
7.13%, 05/19/2016 (E) (I) (J)	130,000	1

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Kaupthing Bank Hf (continued)
Series MTN
7.63%, 02/28/2015 (E) (I) (J)	$ 710,000	$ 164,188
Lehman Brothers Holdings Capital Trust VII
Series MTN
5.86%, 07/31/2015 (G) (H) (I) (J)	200,000	20
Lehman Brothers Holdings E-Capital Trust I
Zero Coupon, 08/19/2065 (G) (I) (J)	120,000	12
Lehman Brothers Holdings, Inc.
6.75%, 12/28/2017 (I) (J) (K)	480,000	5
Oaktree Capital Management, LP
6.75%, 12/02/2019 (E)	175,000	203,699

		2,820,848

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
2.45%, 06/30/2020	255,000	249,969
3.40%, 05/15/2025	130,000	123,982
4.35%, 06/15/2045	70,000	59,760
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	54,000	54,810
Sprint Capital Corp.
6.88%, 11/15/2028	24,000	20,640
Verizon Communications, Inc.
2.63%, 02/21/2020	123,000	122,723
3.45%, 03/15/2021	130,000	132,513
3.85%, 11/01/2042	179,000	147,728
4.50%, 09/15/2020	42,000	45,307
6.55%, 09/15/2043	157,000	183,651

		1,141,083

Electric Utilities - 0.7%
Appalachian Power Co.
3.40%, 06/01/2025	140,000	138,007
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/2044	65,000	66,858
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	43,000	46,941
8.88%, 11/15/2018	9,000	10,936
Commonwealth Edison Co.
4.70%, 01/15/2044	42,000	44,203
Duke Energy Carolinas LLC
4.25%, 12/15/2041	58,000	57,062
Duke Energy Corp.
3.75%, 04/15/2024	11,000	11,208
Entergy Arkansas, Inc.
3.70%, 06/01/2024	61,000	63,673
Georgia Power Co.
3.00%, 04/15/2016	117,000	119,064
Jersey Central Power & Light Co.
7.35%, 02/01/2019	35,000	40,561
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 (E)	155,000	170,100
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	12,000	12,641
5.30%, 06/01/2042	25,000	27,850
Pacific Gas & Electric Co.
4.75%, 02/15/2044	17,000	17,526

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp
3.60%, 04/01/2024	$ 130,000	$ 134,213
5.75%, 04/01/2037	25,000	29,483
Progress Energy, Inc.
4.88%, 12/01/2019	6,000	6,552
Public Service Electric & Gas Co.
3.00%, 05/15/2025	140,000	137,279

		1,134,157

Energy Equipment & Services - 0.1%
Schlumberger Investment SA
3.65%, 12/01/2023	33,000	34,103
TransCanada PipeLines, Ltd.
3.75%, 10/16/2023	37,000	37,483
4.63%, 03/01/2034	35,000	34,703
Weatherford International, Ltd.
5.95%, 04/15/2042 (B)	35,000	29,585

		135,874

Food & Staples Retailing - 0.3%
CVS Health Corp.
5.30%, 12/05/2043	14,000	15,256
Sysco Corp.
2.35%, 10/02/2019	190,000	191,900
Wal-Mart Stores, Inc.
4.00%, 04/11/2043	41,000	39,122
4.30%, 04/22/2044	140,000	140,371
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	135,000	134,063

		520,712

Food Products - 0.1%
HJ Heinz Co.
2.80%, 07/02/2020 (E) (F)	115,000	115,089
Mondelez International, Inc.
2.25%, 02/01/2019	60,000	60,097

		175,186

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co.
2.68%, 12/15/2019	80,000	80,060
Boston Scientific Corp.
2.65%, 10/01/2018	56,000	56,807
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	265,000	256,040

		392,907

Health Care Providers & Services - 0.2%
Aetna, Inc.
4.75%, 03/15/2044	14,000	13,755
Anthem, Inc.
1.88%, 01/15/2018	76,000	75,867
2.30%, 07/15/2018	104,000	104,619
3.30%, 01/15/2023	25,000	24,027
3.70%, 08/15/2021	8,000	8,186
Coventry Health Care, Inc.
5.45%, 06/15/2021	66,000	74,353
Tenet Healthcare Corp.
6.25%, 11/01/2018	55,000	59,744
UnitedHealth Group, Inc.
3.38%, 11/15/2021	19,000	19,522

		380,073

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.0% (C)
GLP Capital, LP / GLP Financing II, Inc.
4.38%, 11/01/2018	$ 2,000	$ 2,053
4.88%, 11/01/2020 (B)	5,000	5,087

		7,140

Household Products - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
6.88%, 02/15/2021	100,000	104,250

Industrial Conglomerates - 0.0% (C)
General Electric Co.
4.50%, 03/11/2044	36,000	36,561

Insurance - 1.7%
American International Group, Inc.
4.13%, 02/15/2024	136,000	141,124
8.18%, 05/15/2068 (D)	41,000	54,284
Fidelity National Financial, Inc.
5.50%, 09/01/2022	60,000	63,120
Genworth Holdings, Inc.
7.63%, 09/24/2021	45,000	47,362
Hanover Insurance Group, Inc.
6.38%, 06/15/2021	375,000	433,051
Lincoln National Corp.
8.75%, 07/01/2019	195,000	239,079
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (E)	195,000	195,441
Pacific Life Insurance Co.
9.25%, 06/15/2039 (E)	220,000	328,538
Principal Financial Group, Inc.
8.88%, 05/15/2019	105,000	129,260
Prudential Financial, Inc.
Series MTN
5.38%, 06/21/2020	141,000	159,079
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (D)	441,000	410,130
Swiss Re Capital I, LP
6.85%, 05/25/2016 (D) (E) (H)	70,000	71,960
ZFS Finance USA Trust II
6.45%, 12/15/2065 (D) (E)	500,000	511,385

		2,783,813

IT Services - 0.1%
International Business Machines Corp.
3.63%, 02/12/2024	100,000	101,279
MasterCard, Inc.
2.00%, 04/01/2019	53,000	53,177
3.38%, 04/01/2024	33,000	33,685

		188,141

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
1.30%, 02/01/2017	200,000	199,668
2.40%, 02/01/2019	133,000	132,856
5.30%, 02/01/2044	6,000	6,341

		338,865

Machinery - 0.1%
Doosan Heavy Industries & Construction Co., Ltd.
2.13%, 04/27/2020 (E)	200,000	196,615

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.4%
CBS Corp.
4.63%, 05/15/2018	$ 23,000	$ 24,671
5.75%, 04/15/2020	20,000	22,527
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	100,000	104,125
Comcast Corp.
5.88%, 02/15/2018	116,000	128,724
Cox Communications, Inc.
8.38%, 03/01/2039 (E)	56,000	71,389
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
4.60%, 02/15/2021	67,000	71,378
5.00%, 03/01/2021	34,000	36,817
NBCUniversal Media LLC
4.38%, 04/01/2021	114,000	123,471
4.45%, 01/15/2043	47,000	45,172
5.15%, 04/30/2020	99,000	111,183

		739,457

Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
3.85%, 09/30/2023	44,000	45,182
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	45,000	40,879
Novelis, Inc.
8.75%, 12/15/2020	110,000	116,325
Rio Tinto Finance USA PLC
2.88%, 08/21/2022 (B)	33,000	31,949

		234,335

Multi-Utilities - 0.1%
CMS Energy Corp.
3.88%, 03/01/2024	22,000	22,369
4.88%, 03/01/2044	43,000	44,484
PG&E Corp.
2.40%, 03/01/2019	26,000	26,034

		92,887

Oil, Gas & Consumable Fuels - 1.0%
Apache Corp.
4.25%, 01/15/2044	15,000	13,027
4.75%, 04/15/2043	22,000	20,359
BP Capital Markets PLC
2.24%, 05/10/2019	95,000	95,717
Energy Transfer Partners, LP
5.95%, 10/01/2043	35,000	34,301
EOG Resources, Inc.
2.45%, 04/01/2020	88,000	88,611
Exxon Mobil Corp.
1.82%, 03/15/2019	150,000	150,194
Husky Energy, Inc.
4.00%, 04/15/2024	45,000	44,306
Kerr-McGee Corp.
6.95%, 07/01/2024	50,000	60,281
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024 (B)	142,000	137,792
Laredo Petroleum, Inc.
7.38%, 05/01/2022	60,000	63,150

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Linn Energy LLC / Linn Energy Finance Corp.
6.25%, 11/01/2019	$ 80,000	$ 62,600
MEG Energy Corp.
6.50%, 03/15/2021 (E)	50,000	48,125
Murphy Oil Corp.
2.50%, 12/01/2017	86,000	85,840
Nexen Energy ULC
5.88%, 03/10/2035	10,000	11,049
Noble Energy, Inc.
6.00%, 03/01/2041	22,000	23,290
8.25%, 03/01/2019	47,000	55,998
Peabody Energy Corp.
6.25%, 11/15/2021 (B)	45,000	15,300
Petrobras Global Finance BV
3.88%, 01/27/2016	160,000	160,683
6.25%, 03/17/2024	130,000	125,511
Petroleos Mexicanos
3.50%, 07/18/2018 - 01/30/2023	135,000	135,865
Range Resources Corp.
5.75%, 06/01/2021	10,000	10,275
Shell International Finance BV
2.00%, 11/15/2018	86,000	86,906
4.55%, 08/12/2043	48,000	49,048
Western Gas Partners, LP
5.38%, 06/01/2021	76,000	82,035
Williams Cos., Inc.
3.70%, 01/15/2023 (B)	13,000	12,104
7.88%, 09/01/2021	33,000	38,738
Williams Partners, LP
5.40%, 03/04/2044	35,000	31,991

		1,743,096

Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022 (B)	126,000	136,392

Pharmaceuticals - 0.5%
AbbVie, Inc.
4.40%, 11/06/2042	28,000	26,493
4.70%, 05/14/2045	250,000	245,909
Actavis Funding SCS
3.80%, 03/15/2025	140,000	137,525
Actavis, Inc.
3.25%, 10/01/2022	60,000	58,162
4.63%, 10/01/2042	58,000	54,058
Bristol-Myers Squibb Co.
4.50%, 03/01/2044	67,000	69,357
Merck & Co., Inc.
1.30%, 05/18/2018	75,000	74,704
Perrigo Co. PLC
2.30%, 11/08/2018	200,000	200,215
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	12,000	12,230

		878,653

Real Estate Investment Trusts - 1.1%
ARC Properties Operating Partnership, LP
2.00%, 02/06/2017	245,000	237,650
3.00%, 02/06/2019	60,000	56,925

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Investment Trusts (continued)
CBL & Associates, LP
5.25%, 12/01/2023	$ 190,000	$ 195,372
EPR Properties
4.50%, 04/01/2025	225,000	220,955
Host Hotels & Resorts, LP
4.00%, 06/15/2025	85,000	84,368
Kilroy Realty, LP
4.25%, 08/15/2029	265,000	263,836
Realty Income Corp.
3.88%, 07/15/2024	230,000	231,771
Simon Property Group, LP
3.38%, 10/01/2024	280,000	278,199
Ventas Realty, LP / Ventas Capital Corp.
2.70%, 04/01/2020	20,000	19,941
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (E)	180,000	180,265

		1,769,282

Road & Rail - 0.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 (E)	153,000	178,175
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	18,000	17,586
3.75%, 04/01/2024	12,000	12,230

		207,991

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.
1.35%, 12/15/2017	240,000	239,915
KLA-Tencor Corp.
4.13%, 11/01/2021	155,000	159,010

		398,925

Software - 0.1%
Microsoft Corp.
2.70%, 02/12/2025 (B)	140,000	134,910

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.
2.40%, 05/03/2023	210,000	200,890
Hewlett-Packard Co.
3.75%, 12/01/2020	65,000	66,983

		267,873

Tobacco - 0.2%
Altria Group, Inc.
4.00%, 01/31/2024	33,000	33,511
Philip Morris International, Inc.
4.88%, 11/15/2043	25,000	25,866
Reynolds American, Inc.
3.25%, 06/12/2020	100,000	101,290
RJ Reynolds Tobacco Co.
8.13%, 06/23/2019	205,000	242,859

		403,526

Trading Companies & Distributors - 0.2%
International Lease Finance Corp.
6.75%, 09/01/2016 (E)	265,000	278,747

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	197,328

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC
4.88%, 08/15/2040 (E)	$ 155,000	$ 168,230
6.11%, 01/15/2040 (E)	335,000	381,436
SBA Tower Trust
2.24%, 04/15/2043 (E)	65,000	64,661
Sprint Communications, Inc.
9.00%, 11/15/2018 (E)	95,000	107,280
Sprint Corp.
7.88%, 09/15/2023	45,000	43,888
T-Mobile USA, Inc.
6.46%, 04/28/2019	5,000	5,150
6.63%, 04/28/2021	15,000	15,563
6.73%, 04/28/2022	15,000	15,637
6.84%, 04/28/2023 (B)	5,000	5,256

		1,004,429

Total Corporate Debt Securities (Cost $27,066,839)		25,927,977

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Brazilian Government International Bond
4.25%, 01/07/2025 (B)	200,000	193,100
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	207,840
Indonesia Government International Bond
5.38%, 10/17/2023 (B) (E)	225,000	242,156
Mexico Government International Bond
4.00%, 10/02/2023	180,000	184,950
Peruvian Government International Bond
7.35%, 07/21/2025	100,000	130,500
Poland Government International Bond
Series 2013-NPL1, Class A
5.00%, 03/23/2022	40,000	44,344

Total Foreign Government Obligations (Cost $983,979)		1,002,890

MORTGAGE-BACKED SECURITIES - 5.3%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.03%, 02/25/2035 (D)	24,058	24,087
Alternative Loan Trust
Series 2007-22, Class 2A16
6.50%, 09/25/2037	248,972	197,576
Banc of America Commercial Mortgage Trust
Series 2007-3, Class A1A
5.75%, 06/10/2049 (D)	78,290	83,580
Banc of America Re-REMIC Trust
Series 2010-UB3, Class A4B1
5.74%, 06/15/2049 (D) (E)	102,250	108,595
BB-UBS Trust
Series 2012-TFT, Class A
2.89%, 06/05/2030 (E)	140,000	138,270
Series 2012-TFT, Class C
3.58%, 06/05/2030 (D) (E)	315,000	302,878
BBCMS Trust
Series 2013-TYSN, Class B
4.04%, 09/05/2032 (E)	245,000	259,554

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A1A
5.19%, 12/11/2038	$ 91,100	$ 95,198
Series 2007-PW15, Class A1A
5.32%, 02/11/2044	60,118	63,120
Series 2007-PW17, Class A1A
5.65%, 06/11/2050 (D)	55,899	60,011
Series 2007-PW17, Class A3
5.74%, 06/11/2050	9,364	9,357
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.40%, 12/25/2046 (D)	145,732	61,182
Citigroup Commercial Mortgage Trust
Series 2013-SMP, Class D
3.01%, 01/12/2030 (D) (E)	250,000	252,742
Series 2014-GC19, Class A3
3.75%, 03/10/2047	45,000	46,633
Series 2014-GC19, Class A4
4.02%, 03/10/2047	65,000	68,893
Series 2015-GC27, Class B
3.77%, 02/10/2048	157,700	153,376
Citigroup Commercial Mortgage Trust, Interest Only STRIPS
Series 2013-SMP, Class XA
0.90%, 01/12/2030 (D) (E)	1,228,293	21,335
Citigroup Mortgage Loan Trust
Series 2015-A, Class A1
3.50%, 06/25/2058 (D)	315,284	316,882
COMM Mortgage Trust
Series 2010-RR1, Class GEB
5.54%, 12/11/2049 (D) (E)	160,000	167,463
Series 2013-CR11, Class AM
4.72%, 10/10/2046 (D)	20,000	21,961
Series 2013-GAM, Class A2
3.37%, 02/10/2028 (E)	100,000	101,359
Series 2014-UBS2, Class A5
3.96%, 03/10/2047	45,000	47,520
Commercial Mortgage Pass-Through Certificates
Series 2012-LTRT, Class A2
3.40%, 10/05/2030 (E)	132,000	130,661
Series 2014-CR14, Class B
4.76%, 02/10/2047 (D)	45,000	48,871
Commercial Mortgage Trust
Series 2007-GG11, Class AM
5.87%, 12/10/2049 (D)	35,000	37,543
Core Industrial Trust
Series 2015-CALW, Class B
3.25%, 02/10/2034 (E)	225,000	224,304
Credit Suisse Mortgage Capital Certificates
Series 2009-11R, Class 5A1
4.28%, 08/26/2036 (D) (E)	228,039	227,212
CSMC Trust
Series 2010-1R, Class 28A1
5.00%, 02/27/2047 (E)	127,092	128,080
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 (D) (E)	90,000	94,064
Series 2010-RR2, Class 2A
6.15%, 09/15/2039 (D) (E)	68,893	72,823

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2013-8R, Class 3A1
0.33%, 03/27/2036 (D) (E)	$ 186,813	$ 182,384
Series 2014-4R, Class 21A1
0.49%, 12/27/2035 (D) (E)	280,823	267,583
GE Commercial Mortgage Corp. Trust
Series 2007-C1, Class AAB
5.48%, 12/10/2049	17,706	17,889
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A
2.98%, 03/18/2035 (D)	217,667	213,104
GS Mortgage Securities Corp. II
Series 2013-KING, Class E
3.55%, 12/10/2027 (D) (E)	100,000	94,764
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.56%, 04/10/2031 (D) (E)	285,000	283,753
Hilton USA Trust, Interest Only STRIPS
Series 2013-HLT, Class X1FX
0.10%, 11/05/2030 (D) (E)	4,500,000	1,796
Impac CMB Trust
Series 2004-6, Class 1A1
0.99%, 10/25/2034 (D)	104,067	98,970
Independent National Mortgage Corp. Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
4.33%, 08/25/2037 (D)	224,126	179,125
Series 2007-AR7, Class 1A1
2.74%, 11/25/2037 (D)	224,658	212,692
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AM
5.66%, 12/12/2044 (D)	70,000	70,956
Series 2007-CB18, Class A1A
5.43%, 06/12/2047 (D)	134,038	140,799
Series 2007-LD12, Class A1A
5.85%, 02/15/2051 (D)	110,726	119,031
Series 2007-LDPX, Class A1A
5.44%, 01/15/2049	81,449	86,061
Series 2008-C2, Class ASB
6.13%, 02/12/2051 (D)	83,192	86,766
JPMorgan Re-REMIC Trust
Series 2014-2, Class 6A1
2.75%, 05/26/2037 (D) (E)	277,711	278,955
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
6.06%, 07/15/2044 (D)	28,134	30,347
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.37%, 09/15/2045 (D)	30,000	32,892
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1
0.83%, 10/25/2028 (D)	62,031	60,533
Series 2004-A3, Class 4A3
2.70%, 05/25/2034 (D)	47,373	47,227
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class AJ
5.46%, 11/12/2037 (D)	55,000	55,413
Series 2007-C1, Class A1A
6.03%, 06/12/2050 (D)	36,282	37,890
Morgan Stanley Capital I Trust
Series 2007-HQ12, Class A2FX
5.86%, 04/12/2049 (D)	14,803	14,781

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-HQ12, Class AM
5.86%, 04/12/2049 (D)	$ 85,000	$ 89,732
Series 2007-IQ13, Class A1A
5.31%, 03/15/2044	128,140	134,362
Series 2007-IQ13, Class AM
5.41%, 03/15/2044	30,000	31,658
Series 2007-IQ14, Class A1A
5.67%, 04/15/2049 (D)	34,219	36,433
Series 2007-IQ15, Class AM
6.10%, 06/11/2049 (D)	55,000	58,498
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A
2.00%, 07/27/2049 (E)	33,704	33,687
Series 2014-R3, Class 2A
3.00%, 07/26/2048 (D) (E)	339,477	332,666
Motel 6 Trust
Series 2015-MTL6, Class C
3.64%, 02/05/2030 (E)	545,000	544,681
Nationstar Mortgage Loan Trust
Series 2013-A, Class A
3.75%, 12/25/2052 (D) (E)	221,972	226,669
New Residential Mortgage Loan Trust
Series 2014-1A, Class A
3.75%, 01/25/2054 (D) (E)	93,607	96,295
Series 2014-2A, Class A3
3.75%, 05/25/2054	258,097	266,593
Series 2014-3A, Class AFX3
3.75%, 11/25/2054 (D) (E)	181,952	186,583
Queens Center Mortgage Trust
Series 2013-QCA, Class D
3.59%, 01/11/2037 (D) (E)	130,000	121,425
SCG Trust
Series 2013-SRP1, Class A
1.59%, 11/15/2026 (D) (E)	100,000	99,898
STRIPS, Ltd.
Series 2012-1A, Class A
1.50%, 12/25/2044 (E)	28,012	27,452
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1
0.89%, 01/19/2034 (D)	141,942	137,302
UBS-BAMLL Trust
Series 2012-WRM, Class A
3.66%, 06/10/2030 (E)	225,000	231,207
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
0.59%, 09/15/2021 (D) (E)	100,000	97,692

Total Mortgage-Backed Securities (Cost $9,104,531)		8,931,674

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited
6.60%, 08/01/2042	15,000	20,022
State of California, General Obligation Unlimited
7.60%, 11/01/2040	60,000	88,903
University of California, Revenue Bonds
Series AD
4.86%, 05/15/2112	10,000	9,035

		117,960

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia - 0.0% (C)
Municipal Electric Authority of Georgia, Revenue Bonds
6.64%, 04/01/2057	$ 10,000	$ 11,992

Illinois - 0.0% (C)
State of Illinois, General Obligation Unlimited
5.10%, 06/01/2033	55,000	51,048

New Jersey - 0.0% (C)
New Jersey State Turnpike Authority, Revenue Bonds
Series F
7.41%, 01/01/2040	16,000	22,219

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds
Series E
6.81%, 11/15/2040	15,000	19,590
New York City Water & Sewer System, Revenue Bonds
5.88%, 06/15/2044	15,000	18,767
Series EE
5.38%, 06/15/2043	45,000	52,449
5.50%, 06/15/2043	55,000	64,612
New York State Dormitory Authority, Revenue Bonds
Series H
5.39%, 03/15/2040	10,000	11,673
Port Authority of New York & New Jersey, Revenue Bonds
4.96%, 08/01/2046	20,000	21,213

		188,304

Total Municipal Government Obligations (Cost $365,994)		391,523

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.9%
Federal Home Loan Mortgage Corp.
3.01%, 02/01/2041 (D)	27,101	28,999
5.50%, 06/01/2041	57,282	64,087
Federal National Mortgage Association
Zero Coupon, 10/09/2019	190,000	173,532
2.97%, 03/01/2041 (D)	21,723	23,268
3.00%, TBA (F)	2,667,000	2,657,051
3.13%, 03/01/2041 (D)	23,265	24,756
3.16%, 12/01/2040 (D)	30,492	32,280
3.33%, 10/25/2023 (D)	55,000	57,298
3.50%, 11/01/2028 - 01/01/2029	174,385	185,116
3.50%, TBA (F)	4,214,000	4,361,951
3.52%, 09/01/2041 (D)	38,484	40,714
4.00%, 10/01/2025 - 07/01/2026	66,046	70,604
4.00%, TBA (F)	1,820,000	1,928,254
4.50%, 02/01/2025 - 06/01/2026	214,305	229,424
5.00%, TBA (F)	641,000	708,105
5.50%, 09/01/2036 - 08/01/2037	371,670	422,123
6.00%, 02/01/2038 - 04/01/2040	376,047	428,919
6.50%, 05/01/2040	107,234	123,149
Government National Mortgage Association, Interest Only STRIPS
0.93%, 02/16/2053 (D)	281,492	19,113

Total U.S. Government Agency Obligations (Cost $11,633,365)		11,578,743

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 9.6%
U.S. Treasury Bond
2.75%, 08/15/2042	$ 696,300	$ 647,831
3.63%, 02/15/2044	2,078,300	2,284,993
4.50%, 02/15/2036	301,000	378,460
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	300,496	370,338
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2023	92,246	90,618
0.63%, 01/15/2024	1,074,776	1,093,081
U.S. Treasury Note
0.38%, 05/31/2016 - 10/31/2016	1,235,500	1,234,913
0.50%, 09/30/2016	1,609,600	1,611,738
0.88%, 04/15/2017 - 04/30/2017	1,495,400	1,503,171
1.00%, 11/30/2019	171,400	167,651
1.25%, 11/30/2018	763,300	765,208
1.63%, 03/31/2019 - 11/15/2022	3,032,000	3,023,555
1.88%, 11/30/2021	431,000	428,205
2.00%, 02/15/2025	144,000	139,905
2.25%, 11/15/2024	798,400	793,535
2.50%, 08/15/2023 - 05/15/2024	1,584,700	1,612,828

Total U.S. Government Obligations (Cost $16,058,554)		16,146,030

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 5.8%
U.S. Treasury Bill
0.00%, 07/23/2015 - 09/17/2015 (L)	755,400	755,396
0.01%, 08/06/2015 - 09/24/2015 (L)	4,003,400	4,003,347
0.02%, 07/23/2015 - 09/10/2015 (L)	4,940,400	4,940,262
0.19%, 04/28/2016 (L) (M)	70,000	69,890

Total Short-Term U.S. Government Obligations (Cost $9,768,878)		9,768,895

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (L)	8,888,641	8,888,641

Total Securities Lending Collateral (Cost $8,888,641)		8,888,641

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (L), dated 06/30/2015, to be repurchased at $2,283,504 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 08/15/2039, and with a value of $2,331,147.	$ 2,283,503	2,283,503

Total Repurchase Agreement (Cost $2,283,503)		2,283,503

Total Investments (Cost $173,063,348) (N)		187,096,354
Net Other Assets (Liabilities) - (11.1)%		(18,758,878)

Net Assets - 100.0%		$ 168,337,476

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FUTURES CONTRACTS: (O)
Description	Long/Short	Number of Contracts	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini	Long	11	09/18/2015	$—	$(10,927)

SECURITY VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$96,995,263	$—	$—	$96,995,263
Preferred Stocks	236,613	—	—	236,613
Asset-Backed Securities	—	4,944,602	—	4,944,602
Corporate Debt Securities	—	25,927,977	—	25,927,977
Foreign Government Obligations	—	1,002,890	—	1,002,890
Mortgage-Backed Securities	—	8,931,674	—	8,931,674
Municipal Government Obligations	—	391,523	—	391,523
U.S. Government Agency Obligations	—	11,578,743	—	11,578,743
U.S. Government Obligations	—	16,146,030	—	16,146,030
Short-Term U.S. Government Obligations	—	9,768,895	—	9,768,895
Securities Lending Collateral	8,888,641	—	—	8,888,641
Repurchase Agreement	—	2,283,503	—	2,283,503

Total Investments	$106,120,517	$80,975,837	$—	$187,096,354

LIABILITIES
Other Financial Instruments
Futures Contracts (Q)	$(10,927)	$—	$—	$(10,927)

Total Other Financial Instruments	$(10,927)	$—	$—	$(10,927)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $8,693,794. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate security. The rate disclosed is as of June 30, 2015.
(E)	Security is registered pursuant to Rule 144A of the Securities Act of 1933. The security is deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the total aggregate value of 144A securities is $16,876,506, representing 10.0% of the Portfolio’s net assets.
(F)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. Total aggregate fair value of securities is $539,768, representing 0.3% of the Portfolio’s net assets.
(H)	The security has a perpetual maturity; the date displayed is the next call date.
(I)	Security in default.
(J)	Illiquid security. Total aggregate value of illiquid securities is $212,626, representing 0.1% of the Portfolio’s net assets.
(K)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(L)	Rate disclosed reflects the yield at June 30, 2015.
(M)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. Total value of securities segregated as collateral to cover margin requirements for open futures contracts is $69,890.
(N)	Aggregate cost for federal income tax purposes is $173,063,348. Aggregate gross unrealized appreciation and depreciation for all securities is $18,390,861 and $4,357,855, respectively. Net unrealized appreciation for tax purposes is $14,033,006.
(O)	Cash in the amount of $90,000 has been segregated by the custodian as collateral to cover margin requirements for open futures contracts.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Balanced Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(Q)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 4.0%
Boeing Co.	28,400	$ 3,939,648
General Dynamics Corp.	41,610	5,895,721
Huntington Ingalls Industries, Inc.	44,000	4,953,960
Northrop Grumman Corp.	78,400	12,436,592
Spirit Aerosystems Holdings, Inc., Class A (A)	157,000	8,652,270
Triumph Group, Inc.	21,410	1,412,846

		37,291,037

Air Freight & Logistics - 1.5%
FedEx Corp.	79,400	13,529,760

Airlines - 4.3%
Alaska Air Group, Inc.	164,220	10,580,695
Delta Air Lines, Inc.	263,840	10,838,547
JetBlue Airways Corp. (A)	45,920	953,299
Southwest Airlines Co.	258,600	8,557,074
United Continental Holdings, Inc. (A)	163,900	8,688,339

		39,617,954

Auto Components - 2.1%
Cooper Tire & Rubber Co.	145,400	4,918,882
Delphi Automotive PLC, Class A	52,620	4,477,436
Lear Corp.	90,000	10,103,400

		19,499,718

Automobiles - 0.6%
General Motors Co.	180,000	5,999,400

Banks - 0.6%
Huntington Bancshares, Inc., Class A	504,000	5,700,240

Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	37,300	2,719,170

Biotechnology - 2.4%
Gilead Sciences, Inc.	102,190	11,964,405
United Therapeutics Corp. (A) (B)	61,170	10,640,522

		22,604,927

Capital Markets - 2.7%
Ameriprise Financial, Inc.	33,670	4,206,393
Goldman Sachs Group, Inc.	45,700	9,541,703
Morgan Stanley	162,600	6,307,254
T. Rowe Price Group, Inc. (B)	67,200	5,223,456

		25,278,806

Chemicals - 2.1%
CF Industries Holdings, Inc., Class B	170,150	10,937,242
LyondellBasell Industries NV, Class A	31,800	3,291,936
Mosaic Co.	113,000	5,294,050

		19,523,228

Communications Equipment - 0.4%
Cisco Systems, Inc.	57,940	1,591,032
Juniper Networks, Inc.	76,600	1,989,302

		3,580,334

Consumer Finance - 3.5%
Ally Financial, Inc. (A)	339,100	7,606,013
Capital One Financial Corp.	175,440	15,433,457
Discover Financial Services	158,550	9,135,651

		32,175,121

Diversified Financial Services - 11.0%
Bank of America Corp.	403,980	6,875,740
CBOE Holdings, Inc.	7,320	418,850

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Citigroup, Inc.	490,900	$ 27,117,316
JPMorgan Chase & Co.	508,270	34,440,375
McGraw-Hill Financial, Inc.	100,400	10,085,180
Moody’s Corp.	102,600	11,076,696
Voya Financial, Inc.	240,800	11,189,976

		101,204,133

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	324,990	11,543,645
CenturyLink, Inc.	149,200	4,383,496
Verizon Communications, Inc.	129,620	6,041,588

		21,968,729

Electric Utilities - 3.3%
American Electric Power Co., Inc.	185,800	9,841,826
Edison International	187,800	10,437,924
Entergy Corp., Class B	145,200	10,236,600

		30,516,350

Electronic Equipment, Instruments & Components - 1.4%
Arrow Electronics, Inc. (A)	40,600	2,265,480
Flextronics International, Ltd. (A)	528,090	5,972,698
Jabil Circuit, Inc.	220,840	4,701,683

		12,939,861

Energy Equipment & Services - 5.4%
Cameron International Corp. (A)	236,800	12,401,216
Dril-Quip, Inc., Class A (A)	7,470	562,117
Ensco PLC, Class A (B)	501,290	11,163,728
Nabors Industries, Ltd.	324,000	4,675,320
National Oilwell Varco, Inc.	41,170	1,987,688
Noble Corp. PLC (B)	399,530	6,148,767
Oceaneering International, Inc.	22,840	1,064,116
Oil States International, Inc. (A)	235,100	8,752,773
Rowan Cos. PLC, Class A (B)	147,900	3,122,169

		49,877,894

Food & Staples Retailing - 2.0%
Kroger Co.	153,600	11,137,536
Wal-Mart Stores, Inc.	48,100	3,411,733
Whole Foods Market, Inc. (B)	96,930	3,822,919

		18,372,188

Food Products - 2.6%
Bunge, Ltd.	120,700	10,597,460
Pilgrim’s Pride Corp. (B)	39,900	916,503
Tyson Foods, Inc., Class A	282,510	12,043,401

		23,557,364

Health Care Providers & Services - 4.0%
Anthem, Inc.	52,970	8,694,496
Cardinal Health, Inc.	133,480	11,165,602
Health Net, Inc. (A)	62,920	4,034,430
McKesson Corp.	48,280	10,853,827
Omnicare, Inc.	2,950	278,037
Quest Diagnostics, Inc. (B)	25,400	1,842,008

		36,868,400

Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc.	63,700	4,527,796

Household Durables - 0.4%
Whirlpool Corp.	20,690	3,580,405

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp.	664,400	$ 8,809,944

Insurance - 9.7%
Allstate Corp.	200,800	13,025,896
American International Group, Inc.	320,300	19,800,946
Assurant, Inc.	59,260	3,970,420
Assured Guaranty, Ltd.	175,300	4,205,447
Axis Capital Holdings, Ltd.	111,240	5,936,879
Chubb Corp., Class A	15,900	1,512,726
Everest RE Group, Ltd.	34,960	6,363,069
Hartford Financial Services Group, Inc.	83,780	3,482,735
Lincoln National Corp.	86,400	5,116,608
Prudential Financial, Inc.	9,680	847,194
Reinsurance Group of America, Inc., Class A	40,110	3,805,236
RenaissanceRe Holdings, Ltd.	27,630	2,804,721
Travelers Cos., Inc.	131,400	12,701,124
Unum Group	178,900	6,395,675

		89,968,676

Internet Software & Services - 1.1%
Rackspace Hosting, Inc. (A)	36,600	1,361,154
VeriSign, Inc. (A) (B)	141,000	8,702,520

		10,063,674

IT Services - 0.4%
Amdocs, Ltd.	74,150	4,047,848

Multi-Utilities - 1.0%
Public Service Enterprise Group, Inc.	224,300	8,810,504

Multiline Retail - 1.1%
Kohl’s Corp.	33,080	2,071,139
Macy’s, Inc.	121,000	8,163,870

		10,235,009

Oil, Gas & Consumable Fuels - 7.8%
EOG Resources, Inc.	20,120	1,761,506
Exxon Mobil Corp.	322,900	26,865,280
Hess Corp.	15,460	1,033,965
Marathon Oil Corp.	186,530	4,950,506
Marathon Petroleum Corp.	257,000	13,443,670
Tesoro Corp.	113,620	9,590,664
Valero Energy Corp.	232,300	14,541,980

		72,187,571

Paper & Forest Products - 0.7%
International Paper Co.	136,200	6,481,758

Personal Products - 0.1%
Herbalife, Ltd. (A) (B)	12,720	700,745

Pharmaceuticals - 6.1%
Johnson & Johnson	263,090	25,640,752
Pfizer, Inc.	901,410	30,224,277

		55,865,029

Real Estate Investment Trusts - 0.3%
RLJ Lodging Trust	104,900	3,123,922

Real Estate Management & Development - 1.1%
CBRE Group, Inc., Class A (A)	219,160	8,108,920
Jones Lang LaSalle, Inc.	12,750	2,180,250

		10,289,170

Road & Rail - 0.2%
Avis Budget Group, Inc. (A)	45,900	2,023,272

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	535,550	$ 16,288,753

Software - 3.2%
Electronic Arts, Inc. (A)	14,290	950,285
FactSet Research Systems, Inc. (B)	28,400	4,615,284
Microsoft Corp.	273,240	12,063,546
Symantec Corp.	528,980	12,298,785

		29,927,900

Specialty Retail - 0.8%
Foot Locker, Inc. (B)	105,200	7,049,452

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	87,100	10,924,517
Hewlett-Packard Co.	48,860	1,466,289
Lexmark International, Inc., Class A	80,900	3,575,780
Western Digital Corp.	99,300	7,787,106

		23,753,692

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc., Class A (B)	30,700	1,062,527
Deckers Outdoor Corp. (A) (B)	25,800	1,856,826

		2,919,353

Tobacco - 2.0%
Altria Group, Inc.	109,200	5,340,972
Philip Morris International, Inc.	164,200	13,163,914

		18,504,886

Total Common Stocks (Cost $811,755,402)		911,983,973

SECURITIES LENDING COLLATERAL - 4.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	39,784,367	39,784,367

Total Securities Lending Collateral (Cost $39,784,367)		39,784,367

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $712,006 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 08/15/2039, and with a value of $728,483.	$ 712,006	712,006

Total Repurchase Agreement (Cost $712,006)		712,006

Total Investments (Cost $852,251,775) (D)		952,480,346
Net Other Assets (Liabilities) - (3.2)%		(29,599,059)

Net Assets - 100.0%		$ 922,881,287

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Large Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$911,983,973	$—	$—	$911,983,973
Securities Lending Collateral	39,784,367	—	—	39,784,367
Repurchase Agreement	—	712,006	—	712,006

Total Investments	$951,768,340	$712,006	$—	$952,480,346

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $38,912,618. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $852,251,775. Aggregate gross unrealized appreciation and depreciation for all securities is $127,797,495 and $27,568,924, respectively. Net unrealized appreciation for tax purposes is $100,228,571.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 4.5%
Boeing Co.	25,100	$ 3,481,872
General Dynamics Corp.	33,540	4,752,282
Lockheed Martin Corp.	9,400	1,747,460
Northrop Grumman Corp.	27,260	4,324,254
Textron, Inc.	30,500	1,361,215

		15,667,083

Air Freight & Logistics - 1.3%
FedEx Corp.	27,100	4,617,840

Airlines - 3.4%
American Airlines Group, Inc.	51,800	2,068,633
Delta Air Lines, Inc.	89,200	3,664,336
Southwest Airlines Co.	104,000	3,441,360
United Continental Holdings, Inc. (A)	53,700	2,846,637

		12,020,966

Auto Components - 2.3%
Delphi Automotive PLC, Class A	49,900	4,245,991
Goodyear Tire & Rubber Co.	42,740	1,288,611
Magna International, Inc., Class A	45,550	2,554,900

		8,089,502

Automobiles - 1.3%
General Motors Co.	130,900	4,362,897

Banks - 1.2%
Huntington Bancshares, Inc., Class A (B)	361,500	4,088,565

Beverages - 1.0%
Dr. Pepper Snapple Group, Inc.	48,800	3,557,520

Biotechnology - 3.1%
Biogen, Inc. (A)	8,920	3,603,145
Gilead Sciences, Inc.	60,210	7,049,387

		10,652,532

Chemicals - 2.9%
CF Industries Holdings, Inc., Class B	63,500	4,081,780
LyondellBasell Industries NV, Class A	39,990	4,139,765
Mosaic Co.	39,100	1,831,835

		10,053,380

Communications Equipment - 0.9%
Cisco Systems, Inc.	59,740	1,640,460
F5 Networks, Inc., Class B (A)	11,300	1,359,955

		3,000,415

Consumer Finance - 0.2%
Capital One Financial Corp.	9,200	809,324

Diversified Financial Services - 7.9%
Citigroup, Inc.	130,000	7,181,200
JPMorgan Chase & Co.	124,430	8,431,377
McGraw-Hill Financial, Inc.	42,500	4,269,125
Moody’s Corp.	36,970	3,991,281
Voya Financial, Inc.	80,600	3,745,482

		27,618,465

Diversified Telecommunication Services - 2.5%
CenturyLink, Inc.	55,900	1,642,342
Verizon Communications, Inc.	154,600	7,205,906

		8,848,248

Electric Utilities - 1.6%
American Electric Power Co., Inc.	13,200	699,204
Edison International	58,600	3,256,988

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Entergy Corp., Class B (B)	22,000	$ 1,551,000

		5,507,192

Electronic Equipment, Instruments & Components - 1.0%
Corning, Inc.	174,360	3,440,123

Energy Equipment & Services - 2.4%
Cameron International Corp. (A)	76,400	4,001,068
Ensco PLC, Class A (B)	154,300	3,436,261
Noble Corp. PLC (B)	67,270	1,035,285

		8,472,614

Food & Staples Retailing - 3.5%
CVS Health Corp.	37,100	3,891,048
Kroger Co.	63,450	4,600,759
Whole Foods Market, Inc.	94,600	3,731,024

		12,222,831

Food Products - 2.0%
Bunge, Ltd.	37,900	3,327,620
Tyson Foods, Inc., Class A	88,300	3,764,229

		7,091,849

Health Care Providers & Services - 7.0%
Aetna, Inc.	39,370	5,018,100
Anthem, Inc.	6,500	1,066,910
Cardinal Health, Inc.	53,300	4,458,545
Express Scripts Holding Co. (A) (B)	25,010	2,224,390
HCA Holdings, Inc. (A)	24,900	2,258,928
Humana, Inc., Class A	16,150	3,089,172
McKesson Corp.	21,120	4,747,987
Quest Diagnostics, Inc.	23,500	1,704,220

		24,568,252

Hotels, Restaurants & Leisure - 2.2%
Darden Restaurants, Inc.	55,500	3,944,940
Wyndham Worldwide Corp.	43,800	3,587,658

		7,532,598

Household Durables - 1.0%
Whirlpool Corp.	20,900	3,616,745

Independent Power and Renewable Electricity Producers - 0.9%
AES Corp.	247,000	3,275,220

Insurance - 5.4%
Allstate Corp.	63,900	4,145,193
American International Group, Inc.	92,800	5,736,896
Assurant, Inc.	22,300	1,494,100
Hartford Financial Services Group, Inc.	54,190	2,252,678
Lincoln National Corp.	23,500	1,391,670
Travelers Cos., Inc.	39,900	3,856,734

		18,877,271

Internet Software & Services - 1.6%
eBay, Inc. (A)	37,200	2,240,928
VeriSign, Inc. (A) (B)	55,300	3,413,116

		5,654,044

IT Services - 0.9%
Xerox Corp.	284,900	3,031,336

Media - 1.2%
Cablevision Systems Corp., Class A (B)	94,030	2,251,078
News Corp., Class A (A)	133,440	1,946,890

		4,197,968

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	20,930	$ 822,130

Multiline Retail - 2.3%
Kohl’s Corp. (B)	55,900	3,499,899
Macy’s, Inc.	64,600	4,358,562

		7,858,461

Oil, Gas & Consumable Fuels - 5.1%
Exxon Mobil Corp.	26,500	2,204,800
Marathon Oil Corp.	36,400	966,056
Marathon Petroleum Corp.	84,200	4,404,502
Murphy Oil Corp.	35,100	1,459,107
Tesoro Corp.	47,790	4,033,954
Valero Energy Corp.	73,500	4,601,100

		17,669,519

Paper & Forest Products - 0.5%
International Paper Co.	35,300	1,679,927

Pharmaceuticals - 5.5%
Johnson & Johnson	92,030	8,969,244
Merck & Co., Inc.	43,990	2,504,351
Pfizer, Inc.	225,410	7,557,997

		19,031,592

Professional Services - 0.4%
Dun & Bradstreet Corp.	2,830	345,260
Robert Half International, Inc.	19,500	1,082,250

		1,427,510

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	86,410	3,197,170

Road & Rail - 0.2%
Ryder System, Inc., Class A	9,540	833,510

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	187,500	5,702,813
Micron Technology, Inc. (A) (B)	103,300	1,946,172

		7,648,985

Software - 7.1%
CA, Inc. (B)	136,900	4,009,801
Check Point Software Technologies, Ltd., Class A (A) (B)	21,700	1,726,235
Citrix Systems, Inc. (A)	57,190	4,012,450
Electronic Arts, Inc. (A)	66,000	4,389,000
Microsoft Corp.	148,160	6,541,264
Symantec Corp.	170,200	3,957,150

		24,635,900

Specialty Retail - 1.0%
Bed Bath & Beyond, Inc. (A)	13,700	945,026
Best Buy Co., Inc. (B)	30,900	1,007,649
Lowe’s Cos., Inc.	21,300	1,426,461

		3,379,136

Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	139,900	17,546,957
Western Digital Corp.	37,300	2,925,066

		20,472,023

Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc., Class A (B)	42,460	1,469,541
Michael Kors Holdings, Ltd. (A)	21,900	921,771

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	21,800	$ 2,354,836

		4,746,148

Tobacco - 2.9%
Altria Group, Inc.	89,100	4,357,881
Philip Morris International, Inc.	70,600	5,660,002

		10,017,883

Total Common Stocks (Cost $294,173,751)		344,294,674

SECURITIES LENDING COLLATERAL - 7.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	26,975,642	26,975,642

Total Securities Lending Collateral (Cost $26,975,642)		26,975,642

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $6,893,922 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 08/15/2039, and with a value of $7,032,292.	$ 6,893,920	6,893,920

Total Repurchase Agreement (Cost $6,893,920)		6,893,920

Total Investments (Cost $328,043,313) (D)		378,164,236
Net Other Assets (Liabilities) - (8.5)%		(29,617,711)

Net Assets - 100.0%		$ 348,546,525

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Large Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$344,294,674	$—	$—	$344,294,674
Securities Lending Collateral	26,975,642	—	—	26,975,642
Repurchase Agreement	—	6,893,920	—	6,893,920

Total Investments	$371,270,316	$6,893,920	$—	$378,164,236

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $26,359,052. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $328,043,313. Aggregate gross unrealized appreciation and depreciation for all securities is $59,183,650 and $9,062,727, respectively. Net unrealized appreciation for tax purposes is $50,120,923.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.9%
Boeing Co.	62,260	$ 8,636,707
Honeywell International, Inc.	63,181	6,442,567
TransDigm Group, Inc. (A) (B)	15,550	3,493,618

		18,572,892

Airlines - 0.2%
United Continental Holdings, Inc. (B)	42,440	2,249,744

Automobiles - 0.8%
Tesla Motors, Inc. (A) (B)	29,831	8,002,464

Beverages - 1.0%
Monster Beverage Corp. (B)	69,926	9,371,483

Biotechnology - 7.5%
Alexion Pharmaceuticals, Inc. (B)	38,443	6,949,341
Alkermes PLC (B)	43,693	2,811,208
Biogen, Inc. (B)	42,612	17,212,691
Celgene Corp. (B)	102,428	11,854,505
Gilead Sciences, Inc.	109,759	12,850,584
Incyte Corp. (B)	51,073	5,322,317
Regeneron Pharmaceuticals, Inc., Class A (B)	22,539	11,497,820
Vertex Pharmaceuticals, Inc. (B)	31,149	3,846,278

		72,344,744

Capital Markets - 1.8%
Ameriprise Financial, Inc.	55,249	6,902,257
BlackRock, Inc., Class A	15,390	5,324,632
Morgan Stanley	138,597	5,376,178

		17,603,067

Chemicals - 2.1%
Dow Chemical Co.	111,906	5,726,230
Monsanto Co.	60,323	6,429,828
Sherwin-Williams Co.	13,991	3,847,805
Valspar Corp. (A)	55,150	4,512,373

		20,516,236

Communications Equipment - 0.4%
Cisco Systems, Inc.	135,027	3,707,841

Containers & Packaging - 0.6%
Crown Holdings, Inc. (B)	105,608	5,587,719

Diversified Financial Services - 0.5%
McGraw-Hill Financial, Inc.	50,410	5,063,685

Electrical Equipment - 0.3%
Eaton Corp. PLC	49,530	3,342,780

Electronic Equipment, Instruments & Components - 0.0% (C)
Fitbit, Inc. (B)	3,401	130,020

Energy Equipment & Services - 1.1%
Halliburton Co.	135,991	5,857,133
Schlumberger, Ltd.	57,232	4,932,826

		10,789,959

Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	114,715	15,493,408
CVS Health Corp.	77,561	8,134,598
Kroger Co.	70,334	5,099,918
Walgreens Boots Alliance, Inc.	90,693	7,658,117

		36,386,041

Food Products - 0.8%
Mondelez International, Inc., Class A	192,715	7,928,295

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	176,878	$ 8,681,172
Zimmer Biomet Holdings, Inc., Class A	28,070	3,066,086

		11,747,258

Health Care Providers & Services - 2.3%
Aetna, Inc.	46,407	5,915,036
Envision Healthcare Holdings, Inc. (B)	81,592	3,221,252
McKesson Corp.	24,818	5,579,335
UnitedHealth Group, Inc.	65,370	7,975,140

		22,690,763

Health Care Technology - 0.5%
Cerner Corp. (B)	72,188	4,985,303

Hotels, Restaurants & Leisure - 4.7%
Chipotle Mexican Grill, Inc., Class A (B)	17,406	10,530,456
Hilton Worldwide Holdings, Inc. (B)	233,500	6,432,925
Marriott International, Inc., Class A	96,317	7,165,022
Starbucks Corp.	395,201	21,188,701

		45,317,104

Household Products - 0.7%
Colgate-Palmolive Co.	102,423	6,699,488

Insurance - 0.5%
Prudential Financial, Inc.	55,090	4,821,477

Internet & Catalog Retail - 6.7%
Amazon.com, Inc. (B)	66,486	28,860,908
JD.com, Inc., ADR (B)	148,239	5,054,950
Netflix, Inc. (B)	17,327	11,382,799
Priceline Group, Inc. (B)	13,941	16,051,249
TripAdvisor, Inc. (A) (B)	28,714	2,502,138
Vipshop Holdings, Ltd., ADR (A) (B)	40,529	901,770

		64,753,814

Internet Software & Services - 9.4%
Akamai Technologies, Inc. (B)	64,045	4,471,622
Alibaba Group Holding, Ltd., ADR (B)	64,178	5,279,924
Facebook, Inc., Class A (B)	309,884	26,577,201
Google, Inc., Class A (B)	29,736	16,058,630
Google, Inc., Class C (B)	29,591	15,402,411
LendingClub Corp. (A) (B)	19,809	292,183
LinkedIn Corp., Class A (B)	39,853	8,234,825
Tencent Holdings, Ltd.	422,047	8,428,363
Twitter, Inc. (B)	77,163	2,794,844
Zillow Group, Inc., Class A (A) (B)	37,930	3,290,048

		90,830,051

IT Services - 6.8%
Accenture PLC, Class A	63,634	6,158,499
Automatic Data Processing, Inc.	53,141	4,263,502
Cognizant Technology Solutions Corp., Class A (B)	83,502	5,101,137
FleetCor Technologies, Inc. (B)	39,873	6,222,580
Genpact, Ltd. (B)	166,350	3,548,246
Jack Henry & Associates, Inc.	51,840	3,354,048
Mastercard, Inc., Class A	269,177	25,162,666
Visa, Inc., Class A (A)	187,157	12,567,593

		66,378,271

Life Sciences Tools & Services - 0.9%
Illumina, Inc. (A) (B)	41,344	9,027,876

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.1%
Illinois Tool Works, Inc., Class A	64,405	$ 5,911,735
Middleby Corp. (B)	43,290	4,858,437

		10,770,172

Media - 2.5%
Time Warner, Inc.	57,909	5,061,825
Twenty-First Century Fox, Inc., Class A	235,121	7,652,013
Walt Disney Co.	101,070	11,536,130

		24,249,968

Multiline Retail - 1.0%
Dollar General Corp.	65,565	5,097,023
Dollar Tree, Inc. (B)	54,669	4,318,304

		9,415,327

Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp., Class A	32,101	2,505,804
Concho Resources, Inc. (B)	49,775	5,667,382
EOG Resources, Inc.	104,303	9,131,728
Pioneer Natural Resources Co.	18,799	2,607,233

		19,912,147

Personal Products - 1.0%
Coty, Inc., Class A (A) (B)	79,150	2,530,426
Estee Lauder Cos., Inc., Class A	87,006	7,539,940

		10,070,366

Pharmaceuticals - 6.6%
Allergan PLC (B)	73,883	22,420,535
Bristol-Myers Squibb Co.	312,177	20,772,258
Merck & Co., Inc.	73,652	4,193,008
Novo Nordisk A/S, ADR	145,054	7,943,157
Shire PLC, Class B, ADR	35,936	8,678,185

		64,007,143

Professional Services - 1.4%
Equifax, Inc.	50,430	4,896,249
Nielsen NV	103,536	4,635,307
Verisk Analytics, Inc., Class A (B)	52,240	3,800,982

		13,332,538

Real Estate Investment Trusts - 0.6%
American Tower Corp., Class A	59,479	5,548,796

Road & Rail - 1.6%
Canadian Pacific Railway, Ltd.	29,618	4,745,692
Hertz Global Holdings, Inc. (B)	212,720	3,854,487
JB Hunt Transport Services, Inc. (A)	49,420	4,056,888
Norfolk Southern Corp.	29,420	2,570,131

		15,227,198

Semiconductors & Semiconductor Equipment - 1.8%
ARM Holdings PLC, ADR (A)	104,576	5,152,460
Freescale Semiconductor, Ltd. (B)	90,165	3,603,895
NXP Semiconductors NV (B)	44,147	4,335,235
Skyworks Solutions, Inc.	23,890	2,486,949
SunPower Corp., Class A (A) (B)	78,760	2,237,572

		17,816,111

Software - 7.6%
Activision Blizzard, Inc.	187,465	4,538,528
Adobe Systems, Inc. (B)	107,408	8,701,122
FireEye, Inc. (A) (B)	65,809	3,218,718
Intuit, Inc.	43,504	4,383,898
Microsoft Corp.	308,856	13,635,993
PTC, Inc. (B)	39,200	1,607,984

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Red Hat, Inc. (B)	95,819	$ 7,275,537
salesforce.com, Inc. (B)	192,380	13,395,419
Splunk, Inc. (A) (B)	76,913	5,354,683
VMware, Inc., Class A (A) (B)	37,438	3,209,934
Workday, Inc., Class A (A) (B)	109,728	8,382,122

		73,703,938

Specialty Retail - 6.0%
Advance Auto Parts, Inc. (A)	45,867	7,306,154
Inditex SA	256,189	8,327,024
Lowe’s Cos., Inc.	142,691	9,556,016
Michaels Cos., Inc. (A) (B)	182,500	4,911,075
O’Reilly Automotive, Inc. (B)	28,760	6,499,185
Ross Stores, Inc.	150,706	7,325,819
Tiffany & Co.	41,683	3,826,499
TJX Cos., Inc.	149,872	9,917,030

		57,668,802

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	506,373	63,511,834

Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc., Class B	119,754	12,935,827
PVH Corp. (A)	18,041	2,078,323
Under Armour, Inc., Class A (A) (B)	78,813	6,576,157

		21,590,307

Tobacco - 0.8%
Altria Group, Inc.	155,484	7,604,722

Total Common Stocks (Cost $739,582,740)		963,277,744

EXCHANGE-TRADED FUND - 0.3%
Capital Markets - 0.3%
iShares Russell 1000 Growth ETF	29,770	2,947,527

Total Exchange-Traded Fund (Cost $3,001,732)		2,947,527

SECURITIES LENDING COLLATERAL - 7.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	72,862,319	72,862,319

Total Securities Lending Collateral (Cost $72,862,319)		72,862,319

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2015, to be repurchased at $2,377,983 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 08/15/2039, and with a value of $2,428,278.	$ 2,377,983	2,377,983

Total Repurchase Agreement (Cost $2,377,983)		2,377,983

Total Investments (Cost $817,824,774) (E)		1,041,465,573
Net Other Assets (Liabilities) - (7.4)%		(72,118,745)

Net Assets - 100.0%		$ 969,346,828

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Large Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$946,522,357	$16,755,387	$—	$963,277,744
Exchange-Traded Fund	2,947,527	—	—	2,947,527
Securities Lending Collateral	72,862,319	—	—	72,862,319
Repurchase Agreement	—	2,377,983	—	2,377,983

Total Investments	$1,022,332,203	$19,133,370	$—	$1,041,465,573

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $71,328,656. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rate disclosed reflects the yield at June 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $817,824,774. Aggregate gross unrealized appreciation and depreciation for all securities is $238,994,162 and $15,353,363, respectively. Net unrealized appreciation for tax purposes is $223,640,799.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Airlines - 1.2%
Alaska Air Group, Inc.	54,900	$ 3,537,207
Copa Holdings SA, Class A (A)	80,600	6,656,754

		10,193,961

Banks - 4.7%
CIT Group, Inc.	165,500	7,694,095
Citizens Financial Group, Inc.	120,008	3,277,418
City National Corp.	36,852	3,331,052
Fifth Third Bancorp	316,760	6,594,943
First Republic Bank, Class A	89,653	5,650,829
Huntington Bancshares, Inc., Class A	145,823	1,649,258
M&T Bank Corp. (A)	47,368	5,917,684
SunTrust Banks, Inc.	139,730	6,011,185
Zions Bancorporation (A)	44,385	1,408,558

		41,535,022

Beverages - 0.8%
Constellation Brands, Inc., Class A	29,631	3,437,788
Dr. Pepper Snapple Group, Inc.	51,502	3,754,496

		7,192,284

Building Products - 0.4%
Fortune Brands Home & Security, Inc.	71,952	3,296,841

Capital Markets - 2.3%
Ameriprise Financial, Inc.	45,211	5,648,210
Invesco, Ltd.	108,085	4,052,107
Legg Mason, Inc.	47,279	2,436,287
Northern Trust Corp.	39,164	2,994,479
T. Rowe Price Group, Inc.	63,955	4,971,222

		20,102,305

Chemicals - 1.2%
Airgas, Inc.	50,226	5,312,906
Albemarle Corp.	45,428	2,510,806
Sherwin-Williams Co.	11,085	3,048,597

		10,872,309

Commercial Services & Supplies - 0.9%
ADT Corp. (A)	231,500	7,771,455

Communications Equipment - 1.8%
ARRIS Group, Inc. (B)	170,600	5,220,360
CommScope Holding Co., Inc. (B)	91,939	2,805,059
EchoStar Corp., Class A (B)	153,924	7,493,020

		15,518,439

Consumer Finance - 0.8%
Ally Financial, Inc. (B)	162,771	3,650,954
Navient Corp.	181,300	3,301,473

		6,952,427

Containers & Packaging - 2.7%
Ball Corp.	51,162	3,589,014
Bemis Co., Inc.	119,400	5,374,194
Rexam, PLC, ADR (A)	150,688	6,568,490
Rock-Tenn Co., Class A	54,700	3,292,940
Silgan Holdings, Inc.	95,757	5,052,140

		23,876,778

Distributors - 0.3%
Genuine Parts Co.	31,806	2,847,591

Diversified Consumer Services - 0.9%
H&R Block, Inc. (A)	259,300	7,688,245

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 4.6%
Edison International	62,165	$ 3,455,131
PPL Corp.	529,400	15,601,418
Westar Energy, Inc., Class A	318,866	10,911,594
Xcel Energy, Inc.	339,014	10,909,471

		40,877,614

Electrical Equipment - 1.4%
AMETEK, Inc., Class A	79,217	4,339,507
Hubbell, Inc., Class B	47,221	5,113,090
Regal Beloit Corp.	44,594	3,237,079

		12,689,676

Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A	77,992	4,521,196
Arrow Electronics, Inc. (B)	114,193	6,371,970
CDW Corp.	91,300	3,129,764

		14,022,930

Energy Equipment & Services - 0.3%
Nabors Industries, Ltd.	207,400	2,992,782

Food & Staples Retailing - 1.8%
Kroger Co.	84,496	6,126,805
Rite Aid Corp. (B)	513,149	4,284,794
Sysco Corp.	157,800	5,696,580

		16,108,179

Food Products - 2.5%
ConAgra Foods, Inc.	152,500	6,667,300
Hershey Co.	40,752	3,620,000
Kellogg Co.	145,900	9,147,930
McCormick & Co., Inc. (A)	28,100	2,274,695

		21,709,925

Gas Utilities - 0.9%
National Fuel Gas Co. (A)	45,682	2,690,213
Questar Corp.	245,634	5,136,207

		7,826,420

Health Care Providers & Services - 5.6%
AmerisourceBergen Corp., Class A	48,267	5,132,713
Brookdale Senior Living, Inc., Class A (A) (B)	100,236	3,478,189
Cardinal Health, Inc.	51,600	4,316,340
Cigna Corp.	47,663	7,721,406
Community Health Systems, Inc. (B)	52,390	3,298,998
Henry Schein, Inc. (B)	19,916	2,830,462
Humana, Inc., Class A	37,401	7,154,063
Laboratory Corp. of America Holdings (B)	67,300	8,158,106
MEDNAX, Inc. (B)	59,900	4,439,189
Universal Health Services, Inc., Class B	17,679	2,512,186

		49,041,652

Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc., Class A (A)	35,469	2,638,539
Starwood Hotels & Resorts Worldwide, Inc.	41,322	3,350,801

		5,989,340

Household Durables - 1.4%
Jarden Corp. (B)	93,480	4,837,590
Mohawk Industries, Inc. (B)	37,744	7,205,330

		12,042,920

Household Products - 0.0% (C)
Energizer SpinCo, Inc. (B) (D)	3,600	122,400

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers - 0.1%
Talen Energy Corp. (B)	59,255	$ 1,016,816

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	54,330	5,439,520

Insurance - 10.6%
Alleghany Corp. (B)	27,112	12,709,021
Allstate Corp.	154,800	10,041,876
Assured Guaranty, Ltd.	238,800	5,728,812
Chubb Corp., Class A	40,265	3,830,812
Fairfax Financial Holdings, Ltd.	18,900	9,336,600
Hartford Financial Services Group, Inc.	117,302	4,876,244
Loews Corp.	429,429	16,537,311
Marsh & McLennan Cos., Inc.	101,221	5,739,231
Old Republic International Corp.	128,890	2,014,551
Progressive Corp.	413,034	11,494,736
Unum Group	116,667	4,170,845
WR Berkley Corp.	44,620	2,317,117
XL Group PLC, Class A	123,762	4,603,946

		93,401,102

Internet & Catalog Retail - 0.7%
Expedia, Inc.	53,972	5,901,838

IT Services - 4.3%
Amdocs, Ltd.	152,000	8,297,680
Computer Sciences Corp.	99,900	6,557,436
DST Systems, Inc.	27,100	3,414,058
Jack Henry & Associates, Inc.	103,748	6,712,496
Total System Services, Inc.	190,000	7,936,300
Western Union Co. (A)	266,900	5,426,077

		38,344,047

Leisure Products - 0.3%
Brunswick Corp., Class B	43,800	2,227,668

Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc., Class A (B)	52,944	7,973,896

Machinery - 2.4%
Babcock & Wilcox Co. (B)	329,800	10,817,440
IDEX Corp.	60,077	4,720,851
Rexnord Corp. (B)	80,751	1,930,756
Snap-on, Inc.	26,250	4,180,313

		21,649,360

Media - 6.1%
AMC Networks, Inc., Class A (B)	67,600	5,533,060
Cablevision Systems Corp., Class A (A)	93,100	2,228,814
CBS Corp., Class B	52,442	2,910,531
Discovery Communications, Inc., Class C (B)	156,300	4,857,804
DISH Network Corp., Class A (B)	69,672	4,717,491
Gannett Co., Inc. (A) (B)	60,547	847,052
Liberty Media Corp., Class C (B)	204,900	7,355,910
Madison Square Garden Co., Class A (B)	39,900	3,331,251
News Corp., Class B (B)	551,100	7,847,664
Shaw Communications, Inc., Class B (A)	368,000	8,018,720
TEGNA, Inc.	121,094	3,883,485
Time, Inc.	93,126	2,142,829

		53,674,611

Multi-Utilities - 5.8%
Alliant Energy Corp.	176,000	10,158,720
CenterPoint Energy, Inc.	290,369	5,525,722
CMS Energy Corp.	481,088	15,317,842

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
NiSource, Inc., Class B	54,914	$ 2,503,529
Sempra Energy	30,474	3,015,098
WEC Energy Group, Inc.	334,784	15,055,236

		51,576,147

Multiline Retail - 1.2%
Kohl’s Corp.	117,340	7,346,657
Nordstrom, Inc.	49,162	3,662,569

		11,009,226

Oil, Gas & Consumable Fuels - 3.4%
Chesapeake Energy Corp. (A)	297,700	3,325,309
Energen Corp.	105,614	7,213,436
EQT Corp.	72,362	5,885,925
Marathon Petroleum Corp.	43,800	2,291,178
PBF Energy, Inc., Class A	72,404	2,057,722
Southwestern Energy Co. (A) (B)	196,189	4,459,376
Valero Energy Corp.	73,400	4,594,840

		29,827,786

Personal Products - 0.5%
Edgewell Personal Care Co.	35,430	4,660,816

Professional Services - 0.5%
Equifax, Inc.	49,372	4,793,527

Real Estate Investment Trusts - 6.1%
American Campus Communities, Inc.	71,904	2,710,062
Annaly Capital Management, Inc.	1,684,200	15,477,798
AvalonBay Communities, Inc.	27,818	4,447,264
Boston Properties, Inc.	21,109	2,555,033
Brixmor Property Group, Inc.	145,230	3,359,170
Equinix, Inc. (A)	12,554	3,188,716
General Growth Properties, Inc.	140,226	3,598,199
Kimco Realty Corp.	185,713	4,185,971
Outfront Media, Inc.	75,314	1,900,925
Rayonier, Inc.	97,227	2,484,150
Regency Centers Corp.	41,760	2,463,005
Vornado Realty Trust, Class A	45,432	4,312,860
Weyerhaeuser Co.	104,791	3,300,916

		53,984,069

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc., Class A	69,006	4,429,150
KLA-Tencor Corp.	31,790	1,786,916
Micron Technology, Inc. (B)	261,100	4,919,124
NVIDIA Corp.	275,700	5,544,327
Xilinx, Inc.	116,411	5,140,710

		21,820,227

Software - 2.1%
CA, Inc.	188,700	5,527,023
Citrix Systems, Inc. (B)	46,700	3,276,472
Synopsys, Inc. (B)	193,011	9,776,007

		18,579,502

Specialty Retail - 3.9%
Abercrombie & Fitch Co., Class A (A)	221,000	4,753,710
AutoZone, Inc. (B)	7,265	4,845,029
Bed Bath & Beyond, Inc. (A) (B)	140,032	9,659,407
Best Buy Co., Inc. (A)	140,336	4,576,357
Gap, Inc., Class A (A)	139,026	5,306,622
Tiffany & Co.	55,365	5,082,507

		34,223,632

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Mid Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 1.4%
NetApp, Inc.	250,700	$ 7,912,092
Western Digital Corp.	60,500	4,744,410

		12,656,502

Textiles, Apparel & Luxury Goods - 1.3%
Fossil Group, Inc. (A) (B)	80,500	5,583,480
PVH Corp.	35,010	4,033,152
VF Corp.	29,233	2,038,709

		11,655,341

Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	172,150	1,700,842
Ocwen Financial Corp., Class B (A) (B)	227,351	2,318,980

		4,019,822

Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc., Class A (A)	67,058	4,678,637

Water Utilities - 1.2%
American Water Works Co., Inc.	225,900	10,985,517

Total Common Stocks (Cost $721,744,028)		845,371,104

	Shares	Value
SECURITIES LENDING COLLATERAL - 10.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (E)	92,629,338	$ 92,629,338

Total Securities Lending Collateral (Cost $92,629,338)		92,629,338

	Principal	Value
REPURCHASE AGREEMENT - 5.0%
State Street Bank & Trust Co. 0.01% (E), dated 06/30/2015, to be repurchased at $43,853,792 on 07/01/2015. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 09/25/2039 - 05/15/2040, and with a total value of $44,732,567.	$ 43,853,780	43,853,780

Total Repurchase Agreement (Cost $43,853,780)		43,853,780

Total Investments (Cost $858,227,146) (F)		981,854,222
Net Other Assets (Liabilities) - (11.2)%		(98,835,520)

Net Assets - 100.0%		$ 883,018,702

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$845,371,104	$—	$—	$845,371,104
Securities Lending Collateral	92,629,338	—	—	92,629,338
Repurchase Agreement	—	43,853,780	—	43,853,780

Total Investments	$938,000,442	$43,853,780	$—	$981,854,222

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $90,635,772. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(E)	Rate disclosed reflects the yield at June 30, 2015.
(F)	Aggregate cost for federal income tax purposes is $858,227,146. Aggregate gross unrealized appreciation and depreciation for all securities is $151,540,197 and $27,913,121, respectively. Net unrealized appreciation for tax purposes is $123,627,076.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 2.1%
Spirit Aerosystems Holdings, Inc., Class A (A)	50,395	$ 2,777,268

Auto Components - 3.4%
BorgWarner, Inc. (B)	76,346	4,339,507

Banks - 7.2%
CIT Group, Inc.	56,482	2,625,848
Comerica, Inc., Class A (B)	60,359	3,097,624
First Republic Bank, Class A (B)	56,749	3,576,889

		9,300,361

Chemicals - 4.9%
Methanex Corp.	60,878	3,388,470
RPM International, Inc. (B)	59,693	2,923,166

		6,311,636

Communications Equipment - 2.8%
F5 Networks, Inc., Class B (A) (B)	29,925	3,601,474

Construction Materials - 2.7%
Eagle Materials, Inc.	45,819	3,497,364

Electronic Equipment, Instruments & Components - 1.8%
Trimble Navigation, Ltd. (A) (B)	100,487	2,357,425

Food & Staples Retailing - 2.7%
Rite Aid Corp. (A) (B)	418,225	3,492,179

Food Products - 2.1%
WhiteWave Foods Co., Class A (A) (B)	56,348	2,754,290

Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (A) (B)	51,051	3,201,408

Health Care Providers & Services - 9.0%
Brookdale Senior Living, Inc., Class A (A) (B)	92,353	3,204,649
Cardinal Health, Inc. (B)	26,438	2,211,539
Laboratory Corp. of America Holdings (A)	23,017	2,790,121
Universal Health Services, Inc., Class B	23,427	3,328,976

		11,535,285

Household Durables - 3.8%
Mohawk Industries, Inc. (A) (B)	14,856	2,836,011
Whirlpool Corp. (B)	11,646	2,015,340

		4,851,351

Insurance - 2.8%
Hartford Financial Services Group, Inc.	86,038	3,576,600

Internet Software & Services - 2.4%
IAC/InterActiveCorp	38,209	3,043,729

Machinery - 2.5%
WABCO Holdings, Inc. (A)	26,212	3,242,949

Media - 2.4%
Starz, Class A (A) (B)	68,437	3,060,503

Oil, Gas & Consumable Fuels - 3.9%
EQT Corp.	62,309	5,068,214

Pharmaceuticals - 2.4%
Mylan NV (A)	44,946	3,050,035

Professional Services - 6.2%
Equifax, Inc.	41,459	4,025,254
Towers Watson & Co., Class A (B)	31,661	3,982,954

		8,008,208

Road & Rail - 6.7%
Genesee & Wyoming, Inc., Class A (A) (B)	33,144	2,524,910
Old Dominion Freight Line, Inc. (A) (B)	46,234	3,171,884

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Ryder System, Inc., Class A (B)	33,917	$ 2,963,328

		8,660,122

Semiconductors & Semiconductor Equipment - 6.4%
Broadcom Corp., Class A	72,097	3,712,275
KLA-Tencor Corp. (B)	45,649	2,565,930
Synaptics, Inc. (A) (B)	22,324	1,936,272

		8,214,477

Software - 3.9%
Fortinet, Inc. (A)	120,482	4,979,521

Specialty Retail - 9.5%
Dick’s Sporting Goods, Inc.	50,197	2,598,698
Foot Locker, Inc. (B)	52,004	3,484,788
Signet Jewelers, Ltd.	27,399	3,513,648
Ulta Salon Cosmetics & Fragrance, Inc. (A)	17,000	2,625,650

		12,222,784

Textiles, Apparel & Luxury Goods - 2.7%
Gildan Activewear, Inc., Class A (B)	103,893	3,453,403

Trading Companies & Distributors - 2.6%
Air Lease Corp., Class A (B)	98,990	3,355,761

Total Common Stocks (Cost $111,740,530)		127,955,854

SECURITIES LENDING COLLATERAL - 28.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	36,654,367	36,654,367

Total Securities Lending Collateral (Cost $36,654,367)		36,654,367

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $733,721 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 08/15/2039, and with a value of $752,766.	$ 733,721	733,721

Total Repurchase Agreement (Cost $733,721)		733,721

Total Investments (Cost $149,128,618) (D)		165,343,942
Net Other Assets (Liabilities) - (28.5)%		(36,685,841)

Net Assets - 100.0%		$ 128,658,101

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Mid Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS Investments
Common Stocks	$127,955,854	$—	$—	$127,955,854
Securities Lending Collateral	36,654,367	—	—	36,654,367
Repurchase Agreement	—	733,721	—	733,721

Total Investments	$164,610,221	$733,721	$—	$165,343,942

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $35,859,510. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $149,128,618. Aggregate gross unrealized appreciation and depreciation for all securities is $18,120,628 and $1,905,304, respectively. Net unrealized appreciation for tax purposes is $16,215,324.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Aerospace & Defense - 1.9%
Cubic Corp.	31,701	$ 1,508,334

Air Freight & Logistics - 1.0%
UTi Worldwide, Inc. (A) (B)	76,630	765,534

Banks - 11.9%
First Busey Corp., Class B	101,130	664,424
First Midwest Bancorp, Inc.	72,500	1,375,325
First Niagara Financial Group, Inc. (A)	81,810	772,287
Flushing Financial Corp., Class A	35,833	752,851
Great Western Bancorp, Inc.	31,400	757,054
Hancock Holding Co. (A)	27,400	874,334
International Bancshares Corp.	55,300	1,485,911
MB Financial, Inc.	31,180	1,073,839
Webster Financial Corp.	47,400	1,874,670

		9,630,695

Beverages - 1.1%
C&C Group PLC	230,272	902,623

Building Products - 0.0% (C)
Tyman PLC	4,939	24,911

Capital Markets - 0.8%
Solar Capital, Ltd.	35,200	633,600

Chemicals - 3.3%
Innospec, Inc.	17,900	806,216
Koppers Holdings, Inc.	17,160	424,195
Sensient Technologies Corp.	20,900	1,428,306

		2,658,717

Commercial Services & Supplies - 9.7%
ACCO Brands Corp. (B)	127,100	987,567
Essendant, Inc. (A)	38,230	1,500,527
G&K Services, Inc., Class A	28,200	1,949,748
Matthews International Corp., Class A (A)	25,300	1,344,442
SP Plus Corp. (A) (B)	50,400	1,315,944
Steelcase, Inc., Class A	38,400	726,144

		7,824,372

Construction & Engineering - 0.8%
Primoris Services Corp. (A)	33,340	660,132

Containers & Packaging - 0.9%
Greif, Inc., Class A	19,800	709,830

Electrical Equipment - 0.6%
Babcock & Wilcox Enterprises, Inc. (B) (D)	10,100	188,466
Thermon Group Holdings, Inc. (B)	10,300	247,921

		436,387

Electronic Equipment, Instruments & Components - 5.5%
Belden, Inc.	29,890	2,427,964
Coherent, Inc. (B)	12,810	813,179
CTS Corp.	2,600	50,102
ScanSource, Inc. (B)	30,800	1,172,248

		4,463,493

Energy Equipment & Services - 2.2%
Era Group, Inc. (B)	30,790	630,579
SEACOR Holdings, Inc. (A) (B)	14,630	1,037,852
Tesco Corp., Class B	12,700	138,430

		1,806,861

Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc. (A)	11,000	1,053,140

	Shares	Value
COMMON STOCKS (continued)
Food Products - 2.8%
Cranswick PLC	39,037	$ 978,937
Post Holdings, Inc. (A) (B)	23,150	1,248,479

		2,227,416

Gas Utilities - 2.8%
Laclede Group, Inc. (A)	17,300	900,638
New Jersey Resources Corp. (A)	18,900	520,695
WGL Holdings, Inc. (A)	15,500	841,495

		2,262,828

Health Care Equipment & Supplies - 4.2%
Haemonetics Corp. (A) (B)	23,500	971,960
ICU Medical, Inc., Class B (B)	11,900	1,138,354
STERIS Corp. (A)	19,400	1,250,136

		3,360,450

Health Care Providers & Services - 1.9%
Amsurg Corp., Class A (A) (B)	16,400	1,147,180
Corvel Corp. (B)	12,200	390,644

		1,537,824

Health Care Technology - 2.6%
Allscripts Healthcare Solutions, Inc. (A) (B)	87,100	1,191,528
MedAssets, Inc. (A) (B)	40,800	900,048

		2,091,576

Household Durables - 2.7%
Helen of Troy, Ltd. (B)	22,285	2,172,565

Insurance - 2.2%
AMERISAFE, Inc.	14,200	668,252
Primerica, Inc. (A)	24,300	1,110,267

		1,778,519

IT Services - 1.3%
Forrester Research, Inc.	29,320	1,056,106

Life Sciences Tools & Services - 2.5%
Charles River Laboratories International, Inc. (B)	20,800	1,463,072
ICON PLC (B)	8,100	545,130

		2,008,202

Machinery - 8.2%
Albany International Corp., Class A	41,200	1,639,760
CIRCOR International, Inc.	10,320	562,750
ESCO Technologies, Inc.	28,000	1,047,480
Luxfer Holdings PLC, ADR	35,100	456,300
Mueller Industries, Inc.	60,300	2,093,616
TriMas Corp. (B)	28,700	849,520

		6,649,426

Multiline Retail - 1.7%
Fred’s, Inc., Class A	69,400	1,338,726

Oil, Gas & Consumable Fuels - 4.1%
Dorian LPG, Ltd. (A) (B)	44,170	736,756
RSP Permian, Inc. (B)	39,100	1,099,101
Scorpio Tankers, Inc. (A)	149,200	1,505,428

		3,341,285

Paper & Forest Products - 1.3%
Deltic Timber Corp. (A)	15,840	1,071,418

Pharmaceuticals - 1.1%
Phibro Animal Health Corp., Class A (A)	23,500	915,090

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Small Value Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 2.3%
FTI Consulting, Inc. (A) (B)	28,900	$ 1,191,836
Mistras Group, Inc. (B)	36,061	684,438

		1,876,274

Real Estate Investment Trusts - 2.7%
DiamondRock Hospitality Co.	54,530	698,529
Education Realty Trust, Inc. (A)	24,499	768,289
Summit Hotel Properties, Inc.	56,850	739,618

		2,206,436

Semiconductors & Semiconductor Equipment - 1.0%
Micrel, Inc.	58,397	811,718

Specialty Retail - 4.1%
Ascena Retail Group, Inc., Class B (A) (B)	79,700	1,327,404
Cato Corp., Class A	27,920	1,082,179
Stage Stores, Inc.	52,200	915,066

		3,324,649

Technology Hardware, Storage & Peripherals - 1.6%
Diebold, Inc. (A)	36,200	1,267,000

Thrifts & Mortgage Finance - 1.5%
Northwest Bancshares, Inc.	92,000	1,179,440

Trading Companies & Distributors - 1.7%
GATX Corp. (A)	25,300	1,344,695

Total Common Stocks (Cost $53,795,092)		76,900,272

	Shares	Value
SECURITIES LENDING COLLATERAL - 15.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (E)	12,562,325	$ 12,562,325

Total Securities Lending Collateral (Cost $12,562,325)		12,562,325

	Principal	Value
REPURCHASE AGREEMENT - 5.3%
State Street Bank & Trust Co. 0.01% (E), dated 06/30/2015, to be repurchased at $4,311,129 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 08/15/2039, and with a value of $4,400,039.	$ 4,311,128	4,311,128

Total Repurchase Agreement (Cost $4,311,128)		4,311,128

Total Investments (Cost $70,668,545) (F)		93,773,725
Net Other Assets (Liabilities) - (16.2)%		(13,043,057)

Net Assets - 100.0%		$ 80,730,668

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS Investments
Common Stocks	$74,993,801	$1,906,471	$—	$76,900,272
Securities Lending Collateral	12,562,325	—	—	12,562,325
Repurchase Agreement	—	4,311,128	—	4,311,128

Total Investments	$87,556,126	$6,217,599	$—	$93,773,725

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $12,274,469. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	When-issued security or delayed-delivery security; to be settled and delivered after June 30, 2015.
(E)	Rate disclosed reflects the yield at June 30, 2015.
(F)	Aggregate cost for federal income tax purposes is $70,668,545. Aggregate gross unrealized appreciation and depreciation for all securities is $24,109,028 and $1,003,848, respectively. Net unrealized appreciation for tax purposes is $23,105,180.
(G)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 1.1%
Ducommun, Inc. (A)	41,990	$ 1,077,883
Moog, Inc., Class A (A)	14,250	1,007,190
Triumph Group, Inc.	14,755	973,683

		3,058,756

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (A)	18,465	1,014,836

Auto Components - 0.3%
Cooper Tire & Rubber Co.	29,055	982,931

Banks - 4.7%
Banc of California, Inc.	70,965	975,769
Banner Corp.	20,375	976,574
Cathay General Bancorp	29,915	970,742
Eagle Bancorp, Inc. (A)	22,140	973,274
First BanCorp (A)	164,200	791,444
First Merchants Corp.	39,995	987,876
First NBC Bank Holding Co. (A)	27,445	988,020
Glacier Bancorp, Inc.	33,030	971,743
Heartland Financial USA, Inc.	26,400	982,608
Investors Bancorp, Inc.	79,225	974,468
National Penn Bancshares, Inc.	86,390	974,479
Popular, Inc. (A)	30,085	868,253
S&T Bancorp, Inc.	33,195	982,240
Wilshire Bancorp, Inc.	78,350	989,560

		13,407,050

Biotechnology - 0.7%
Myriad Genetics, Inc. (A) (B)	28,241	959,911
PDL Biopharma, Inc.	149,395	960,610

		1,920,521

Building Products - 0.4%
Quanex Building Products Corp.	49,085	1,051,892

Capital Markets - 1.1%
Cowen Group, Inc., Class A (A)	160,630	1,028,032
Investment Technology Group, Inc.	35,180	872,464
Janus Capital Group, Inc. (B)	59,558	1,019,633
Piper Jaffray Cos. (A)	5,186	226,317

		3,146,446

Chemicals - 1.3%
A. Schulman, Inc.	22,316	975,655
Cabot Corp.	22,685	845,924
Kronos Worldwide, Inc. (B)	85,335	935,272
Stepan Co.	18,285	989,401

		3,746,252

Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	29,560	971,637
ACCO Brands Corp. (A)	133,565	1,037,800
Brady Corp., Class A	38,685	957,067
Ennis, Inc.	37,105	689,782
Essendant, Inc. (B)	25,115	985,764
Pitney Bowes, Inc.	45,075	938,011
Quad/Graphics, Inc.	49,690	919,762
R.R. Donnelley & Sons Co. (B)	53,970	940,697
Tetra Tech, Inc.	38,065	975,986

		8,416,506

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment - 2.4%
Brocade Communications Systems, Inc.	78,846	$ 936,690
Comtech Telecommunications Corp.	34,359	998,129
Harmonic, Inc. (A)	142,238	971,486
InterDigital, Inc. (B)	17,140	975,095
NETGEAR, Inc. (A)	34,020	1,021,280
Plantronics, Inc.	17,125	964,309
Polycom, Inc. (A)	80,977	926,377
ShoreTel, Inc. (A)	24,695	167,432

		6,960,798

Construction & Engineering - 1.7%
Aegion Corp., Class A (A) (B)	53,415	1,011,680
Comfort Systems USA, Inc., Class A	43,120	989,604
EMCOR Group, Inc.	20,670	987,406
MYR Group, Inc. (A)	33,845	1,047,841
Tutor Perini Corp. (A)	42,675	920,927

		4,957,458

Consumer Finance - 0.7%
Cash America International, Inc. (B)	37,775	989,327
Nelnet, Inc., Class A	23,345	1,011,072

		2,000,399

Containers & Packaging - 0.7%
Avery Dennison Corp.	16,115	982,048
Sonoco Products Co.	22,165	949,992

		1,932,040

Diversified Consumer Services - 1.9%
Apollo Education Group, Inc., Class A (A)	59,037	760,397
Capella Education Co.	17,708	950,388
K12, Inc. (A)	68,002	860,225
Regis Corp. (A)	61,655	971,683
Steiner Leisure, Ltd., Class A (A)	18,065	971,536
Strayer Education, Inc. (A)	21,729	936,520

		5,450,749

Diversified Telecommunication Services - 1.0%
Inteliquent, Inc.	57,840	1,064,256
magicJack VocalTec, Ltd. (A) (B)	124,495	924,998
Vonage Holdings Corp. (A)	199,895	981,484

		2,970,738

Electric Utilities - 0.3%
IDACORP, Inc. (B)	16,990	953,819

Electrical Equipment - 0.7%
General Cable Corp. (B)	48,770	962,232
Regal Beloit Corp.	13,720	995,935

		1,958,167

Electronic Equipment, Instruments & Components - 5.1%
AVX Corp.	74,245	999,338
Benchmark Electronics, Inc. (A)	43,530	948,083
Celestica, Inc. (A)	82,655	962,104
Checkpoint Systems, Inc.	94,890	965,980
Coherent, Inc. (A)	14,985	951,248
DTS, Inc. (A)	29,820	909,212
II-VI, Inc. (A)	51,690	981,076
Insight Enterprises, Inc. (A)	31,075	929,453
Itron, Inc. (A) (B)	27,265	939,007
Jabil Circuit, Inc.	43,960	935,908
Methode Electronics, Inc.	22,350	613,508

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Multi-Fineline Electronix, Inc. (A)	34,555	$ 755,372
Plexus Corp. (A)	21,675	951,099
Rogers Corp. (A)	702	46,430
Sanmina Corp. (A)	49,410	996,106
Tech Data Corp. (A)	15,770	907,721
TTM Technologies, Inc. (A)	95,620	955,244

		14,746,889

Energy Equipment & Services - 3.7%
Atwood Oceanics, Inc.	36,260	958,714
Diamond Offshore Drilling, Inc.	36,260	935,871
Gulfmark Offshore, Inc., Class A (B)	86,465	1,002,994
Helix Energy Solutions Group, Inc., Class A (A)	74,085	935,694
Nabors Industries, Ltd.	68,660	990,764
Newpark Resources, Inc. (A)	122,745	997,917
Noble Corp. PLC (B)	59,345	913,320
Parker Drilling Co. (A)	270,000	896,400
SEACOR Holdings, Inc. (A) (B)	14,645	1,038,916
Superior Energy Services, Inc.	43,685	919,132
Tidewater, Inc. (B)	41,900	952,387

		10,542,109

Food & Staples Retailing - 0.7%
SpartanNash Co.	30,160	981,406
SUPERVALU, Inc. (A)	115,285	932,656

		1,914,062

Food Products - 0.7%
Cal-Maine Foods, Inc. (B)	18,445	962,829
Dean Foods Co.	56,770	917,971

		1,880,800

Gas Utilities - 0.3%
Southwest Gas Corp.	18,585	988,908

Health Care Equipment & Supplies - 5.4%
Alere, Inc. (A)	19,420	1,024,405
Analogic Corp. (B)	12,105	955,085
Anika Therapeutics, Inc. (A)	28,690	947,631
CONMED Corp.	17,030	992,338
Cyberonics, Inc. (A)	16,135	959,387
Greatbatch, Inc. (A)	18,870	1,017,470
Hill-Rom Holdings, Inc.	17,762	965,010
ICU Medical, Inc., Class B (A)	10,380	992,951
Meridian Bioscience, Inc. (B)	55,845	1,040,951
Merit Medical Systems, Inc. (A)	46,015	991,163
Natus Medical, Inc. (A)	22,965	977,390
NuVasive, Inc. (A)	20,216	957,834
OraSure Technologies, Inc. (A)	171,585	924,843
STERIS Corp. (B)	14,825	955,323
SurModics, Inc. (A)	42,355	991,954
Thoratec Corp. (A)	22,070	983,660

		15,677,395

Health Care Providers & Services - 6.9%
Alliance HealthCare Services, Inc. (A)	47,328	884,560
Almost Family, Inc. (A)	25,545	1,019,501
Amsurg Corp., Class A (A)	13,980	977,901
Bio-Reference Laboratories, Inc. (A)	25,070	1,034,137
Chemed Corp. (B)	7,622	999,244
Health Net, Inc. (A)	15,595	999,951
IPC Healthcare, Inc. (A)	17,615	975,695

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Kindred Healthcare, Inc.	43,415	$ 880,890
Landauer, Inc. (B)	27,995	997,742
LHC Group, Inc. (A)	26,750	1,023,188
LifePoint Health, Inc. (A)	12,810	1,113,829
Magellan Health, Inc. (A)	14,010	981,681
Molina Healthcare, Inc. (A) (B)	14,160	995,448
Owens & Minor, Inc.	28,965	984,810
Patterson Cos., Inc.	20,390	991,974
PharMerica Corp. (A)	30,510	1,015,983
Select Medical Holdings Corp. (B)	60,505	980,181
Triple-S Management Corp., Class B (A)	38,962	999,765
US Physical Therapy, Inc.	18,725	1,025,381
VCA, Inc. (A)	19,385	1,054,641

		19,936,502

Health Care Technology - 2.0%
Computer Programs & Systems, Inc. (B)	18,220	973,312
HMS Holdings Corp. (A) (B)	55,380	950,874
MedAssets, Inc. (A)	44,429	980,104
Merge Healthcare, Inc. (A)	206,625	991,800
Omnicell, Inc. (A)	26,015	981,026
Quality Systems, Inc. (B)	59,275	982,187

		5,859,303

Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	17,265	995,327
Cracker Barrel Old Country Store, Inc. (B)	7,095	1,058,290
Isle of Capri Casinos, Inc. (A)	56,255	1,021,028
Marriott Vacations Worldwide Corp.	11,195	1,027,142
Ruth’s Hospitality Group, Inc.	61,785	995,974

		5,097,761

Household Durables - 0.3%
Helen of Troy, Ltd. (A)	10,225	996,835

Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (B)	321,380	989,850

Insurance - 2.1%
Aspen Insurance Holdings, Ltd.	20,565	985,064
Employers Holdings, Inc.	43,215	984,438
Hanover Insurance Group, Inc.	13,270	982,378
Horace Mann Educators Corp.	27,160	988,081
Maiden Holdings, Ltd.	46,830	738,977
Safety Insurance Group, Inc.	4,413	254,674
Selective Insurance Group, Inc. (B)	36,385	1,020,599

		5,954,211

Internet & Catalog Retail - 0.7%
Nutrisystem, Inc.	39,130	973,554
PetMed Express, Inc. (B)	56,870	982,145

		1,955,699

Internet Software & Services - 1.0%
DHI Group, Inc. (A)	110,635	983,545
Liquidity Services, Inc. (A) (B)	96,455	928,862
Monster Worldwide, Inc. (A) (B)	155,720	1,018,409

		2,930,816

IT Services - 2.0%
CACI International, Inc., Class A (A)	11,510	931,044
Convergys Corp. (B)	38,135	972,061
CSG Systems International, Inc. (B)	31,233	988,837
ManTech International Corp., Class A	33,370	967,730

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
NeuStar, Inc., Class A (A)	34,210	$ 999,274
Sykes Enterprises, Inc. (A)	39,963	969,103

		5,828,049

Life Sciences Tools & Services - 2.4%
Affymetrix, Inc. (A) (B)	81,650	891,618
Bio-Rad Laboratories, Inc., Class A (A)	6,670	1,004,569
Bruker Corp. (A) (B)	47,785	975,292
Cambrex Corp. (A)	22,260	978,104
Charles River Laboratories International, Inc. (A)	13,585	955,569
ICON PLC (A)	15,000	1,009,500
PAREXEL International Corp. (A)	15,000	964,650

		6,779,302

Machinery - 4.5%
Actuant Corp., Class A	43,730	1,009,726
AGCO Corp. (B)	18,145	1,030,273
Blount International, Inc. (A)	81,905	894,403
Briggs & Stratton Corp. (B)	53,005	1,020,876
Federal Signal Corp.	64,665	964,155
FreightCar America, Inc., Class A	22,605	471,992
Hyster-Yale Materials Handling, Inc.	14,095	976,502
Kadant, Inc.	17,600	830,720
Kennametal, Inc. (B)	27,400	934,888
Meritor, Inc. (A)	72,095	945,886
SPX Corp.	13,620	985,952
Terex Corp.	39,545	919,421
Timken Co.	25,975	949,906
Wabash National Corp. (A) (B)	74,880	938,995

		12,873,695

Media - 0.7%
Harte-Hanks, Inc.	164,485	980,330
John Wiley & Sons, Inc., Class A	17,210	935,708

		1,916,038

Metals & Mining - 2.5%
Dominion Diamond Corp. (A)	66,720	934,747
Kaiser Aluminum Corp. (B)	11,615	964,974
Materion Corp.	26,880	947,520
Schnitzer Steel Industries, Inc., Class A	51,665	902,588
Silver Standard Resources, Inc. (A)	153,555	964,325
Steel Dynamics, Inc.	44,550	922,853
Thompson Creek Metals Co., Inc. (A)	729,340	598,059
U.S. Steel Corp. (B)	43,253	891,877

		7,126,943

Multi-Utilities - 1.0%
Avista Corp.	32,730	1,003,175
MDU Resources Group, Inc.	47,040	918,691
Vectren Corp. (B)	23,730	913,130

		2,834,996

Multiline Retail - 0.3%
Big Lots, Inc. (B)	21,155	951,763

Oil, Gas & Consumable Fuels - 2.2%
Cloud Peak Energy, Inc. (A) (B)	210,485	980,860
Denbury Resources, Inc.	151,910	966,148
Hugoton Royalty Trust	195,386	683,851
Pacific Ethanol, Inc. (A) (B)	91,015	939,275
Peabody Energy Corp. (B)	400,600	877,314
REX American Resources Corp., Class A (A) (B)	15,610	993,420

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp.	19,995	$ 958,760

		6,399,628

Paper & Forest Products - 1.3%
Domtar Corp.	24,290	1,005,606
Mercer International, Inc. (A)	70,685	966,971
P.H. Glatfelter Co.	42,700	938,973
Schweitzer-Mauduit International, Inc.	22,785	908,666

		3,820,216

Personal Products - 1.0%
Avon Products, Inc. (B)	154,510	967,233
Medifast, Inc. (A) (B)	31,670	1,023,574
USANA Health Sciences, Inc. (A) (B)	7,235	988,735

		2,979,542

Pharmaceuticals - 0.7%
SciClone Pharmaceuticals, Inc. (A)	106,030	1,041,215
Sucampo Pharmaceuticals, Inc., Class A (A) (B)	59,310	974,463

		2,015,678

Professional Services - 1.4%
CRA International, Inc. (A)	34,175	952,457
Heidrick & Struggles International, Inc.	37,990	990,779
Insperity, Inc.	20,035	1,019,782
Resources Connection, Inc.	60,375	971,434

		3,934,452

Real Estate Investment Trusts - 8.4%
AG Mortgage Investment Trust, Inc. (B)	55,225	954,288
Agree Realty Corp.	33,880	988,280
Corporate Office Properties Trust	39,472	929,171
DuPont Fabros Technology, Inc. (B)	33,149	976,238
Dynex Capital, Inc. (B)	126,880	966,826
EPR Properties	16,390	897,844
First Potomac Realty Trust (B)	93,285	960,835
Franklin Street Properties Corp.	89,346	1,010,503
Government Properties Income Trust (B)	52,885	981,017
Hatteras Financial Corp.	56,055	913,697
Highwoods Properties, Inc.	24,155	964,992
Hospitality Properties Trust	33,595	968,208
Inland Real Estate Corp.	100,239	944,251
Investors Real Estate Trust	144,467	1,031,494
Lexington Realty Trust (B)	115,160	976,557
Mack-Cali Realty Corp. (B)	51,823	955,098
MFA Financial, Inc.	133,415	985,937
New York Mortgage Trust, Inc.	123,720	925,426
Omega Healthcare Investors, Inc.	29,225	1,003,294
Parkway Properties, Inc.	57,325	999,748
Piedmont Office Realty Trust, Inc., Class A	59,175	1,040,888
PS Business Parks, Inc.	13,400	966,810
Saul Centers, Inc.	20,370	1,002,000
Select Income REIT	45,470	938,501
Senior Housing Properties Trust	52,910	928,571

		24,210,474

Road & Rail - 0.6%
ArcBest Corp.	28,765	914,727
Con-way, Inc.	24,185	927,978

		1,842,705

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Energy Industries, Inc. (A)	34,460	$ 947,306
Cabot Microelectronics Corp., Class A (A)	20,924	985,730
Cohu, Inc.	63,542	840,661
Fairchild Semiconductor International, Inc., Class A (A)	56,810	987,358
FormFactor, Inc., Class A (A)	104,800	964,160
Integrated Device Technology, Inc. (A) (B)	43,640	946,988
Intersil Corp., Class A	74,085	926,803
Kulicke & Soffa Industries, Inc. (A)	80,220	939,376
Microsemi Corp. (A)	26,955	942,077
MKS Instruments, Inc.	25,305	960,072
Pericom Semiconductor Corp.	69,135	909,125
PMC-Sierra, Inc. (A)	108,225	926,406
Tessera Technologies, Inc.	26,195	994,886
Xcerra Corp. (A)	109,695	830,391

		13,101,339

Software - 0.3%
Rovi Corp. (A) (B)	57,495	917,045

Specialty Retail - 6.5%
Aaron’s, Inc.	26,960	976,222
American Eagle Outfitters, Inc. (B)	56,510	973,102
Buckle, Inc. (B)	21,205	970,553
Build-A-Bear Workshop, Inc. (A)	60,585	968,754
Caleres, Inc.	30,505	969,449
Cato Corp., Class A	24,040	931,790
Chico’s FAS, Inc. (B)	59,255	985,411
Children’s Place, Inc.	15,010	981,804
Citi Trends, Inc. (A)	39,085	945,857
DSW, Inc., Class A	28,715	958,220
Express, Inc. (A)	53,585	970,424
Guess?, Inc. (B)	49,826	955,164
Hibbett Sports, Inc. (A)	20,555	957,452
Kirkland’s, Inc.	35,905	1,000,672
Outerwall, Inc. (B)	12,635	961,650
Select Comfort Corp. (A)	33,485	1,006,894
Shoe Carnival, Inc.	34,470	994,804
Stage Stores, Inc. (B)	51,760	907,353
Tilly’s, Inc., A Shares (A)	39,258	379,625
Zumiez, Inc. (A) (B)	33,630	895,567

		18,690,767

Technology Hardware, Storage & Peripherals - 0.9%
Lexmark International, Inc., Class A	21,876	966,919
Logitech International SA	54,465	798,457
QLogic Corp. (A)	64,765	919,015

		2,684,391

Textiles, Apparel & Luxury Goods - 2.0%
Columbia Sportswear Co.	16,115	974,313
Culp, Inc.	23,635	732,685
Fossil Group, Inc. (A)	13,570	941,215
Movado Group, Inc. (B)	36,620	994,599
Perry Ellis International, Inc. (A)	42,270	1,004,758
Wolverine World Wide, Inc.	34,345	978,146

		5,625,716

Thrifts & Mortgage Finance - 1.1%
Brookline Bancorp, Inc.	17,582	198,501
HomeStreet, Inc. (A)	41,725	952,165

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance (continued)
Washington Federal, Inc.	41,275	$ 963,771
WSFS Financial Corp. (B)	36,310	993,078

		3,107,515

Trading Companies & Distributors - 0.7%
Kaman Corp.	23,240	974,686
WESCO International, Inc. (A)	13,585	932,474

		1,907,160

Wireless Telecommunication Services - 0.7%
Shenandoah Telecommunications Co.	30,570	1,046,411
Spok Holdings, Inc.	56,450	950,618

		1,997,029

Total Common Stocks (Cost $280,045,058)		284,944,941

SECURITIES LENDING COLLATERAL - 18.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	54,218,654	54,218,654

Total Securities Lending Collateral (Cost $54,218,654)		54,218,654

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at 4,116,564 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 08/15/2039, and with a value of $4,200,921.	$ 4,116,562	4,116,562

Total Repurchase Agreement (Cost $4,116,562)		4,116,562

Total Investments (Cost $338,380,274) (D)		343,280,157
Net Other Assets (Liabilities) - (19.2)%		(55,260,178)

Net Assets - 100.0%		$ 288,019,979

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Small Core Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$284,944,941	$—	$—	$284,944,941
Securities Lending Collateral	54,218,654	—	—	54,218,654
Repurchase Agreement	—	4,116,562	—	4,116,562

Total Investments	$339,163,595	$4,116,562	$—	$343,280,157

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	All or a portion of the security is on loan. The value of all securities on loan is $52,731,343. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $338,380,274. Aggregate gross unrealized appreciation and depreciation for all securities is $23,686,646 and $18,786,763, respectively. Net unrealized appreciation for tax purposes is $4,899,883.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Auto Components - 1.5%
Dorman Products, Inc. (A) (B)	22,200	$ 1,058,052

Banks - 11.5%
BancorpSouth, Inc. (A)	88,016	2,267,292
Bank of the Ozarks, Inc. (A)	21,218	970,724
Pinnacle Financial Partners, Inc. (A)	18,468	1,004,105
PrivateBancorp, Inc., Class A	62,639	2,494,285
South State Corp. (A)	22,213	1,687,966

		8,424,372

Biotechnology - 1.9%
Eagle Pharmaceuticals, Inc. (A) (B)	17,230	1,393,218

Building Products - 2.4%
AAON, Inc. (A)	30,109	678,055
Advanced Drainage Systems, Inc. (A)	37,710	1,106,034

		1,784,089

Communications Equipment - 1.2%
Ruckus Wireless, Inc. (A) (B)	85,045	879,365

Diversified Financial Services - 3.1%
MarketAxess Holdings, Inc.	24,270	2,251,528

Diversified Telecommunication Services - 1.3%
Cogent Communications Holdings, Inc. (A)	27,793	940,515

Electrical Equipment - 2.1%
EnerSys (A)	22,157	1,557,416

Food Products - 6.0%
Calavo Growers, Inc. (A)	10,299	534,827
J&J Snack Foods Corp.	13,223	1,463,389
TreeHouse Foods, Inc. (B)	29,600	2,398,488

		4,396,704

Health Care Equipment & Supplies - 2.7%
Cantel Medical Corp.	24,154	1,296,345
Neogen Corp. (A) (B)	14,388	682,567

		1,978,912

Health Care Providers & Services - 5.1%
Aceto Corp. (A)	62,105	1,529,646
Air Methods Corp. (A) (B)	31,513	1,302,747
Providence Service Corp. (A) (B)	20,941	927,268

		3,759,661

Health Care Technology - 2.4%
Medidata Solutions, Inc. (A) (B)	32,149	1,746,334

Hotels, Restaurants & Leisure - 4.3%
Krispy Kreme Doughnuts, Inc. (A) (B)	43,932	846,130
Popeyes Louisiana Kitchen, Inc. (B)	12,119	727,019
Sonic Corp. (A)	54,662	1,574,266

		3,147,415

Internet Software & Services - 3.0%
Envestnet, Inc. (A) (B)	31,935	1,291,132
SPS Commerce, Inc. (A) (B)	13,604	895,143

		2,186,275

IT Services - 3.0%
Luxoft Holding, Inc., Class A (B)	1,528	86,408
MAXIMUS, Inc., Class A	32,022	2,104,806

		2,191,214

Life Sciences Tools & Services - 7.5%
Cambrex Corp. (B)	40,279	1,769,859

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
ICON PLC (A) (B)	44,410	$ 2,988,793
PRA Health Sciences, Inc. (A) (B)	20,920	760,024

		5,518,676

Machinery - 3.6%
Proto Labs, Inc. (A) (B)	35,040	2,364,499
Wabash National Corp. (A) (B)	21,759	272,858

		2,637,357

Multiline Retail - 0.6%
Tuesday Morning Corp. (A) (B)	38,244	430,819

Oil, Gas & Consumable Fuels - 2.3%
Matador Resources Co. (A) (B)	27,305	682,625
PDC Energy, Inc. (A) (B)	18,412	987,620

		1,670,245

Pharmaceuticals - 6.7%
IGI Laboratories, Inc. (A) (B)	92,589	583,311
Lannett Co., Inc. (A) (B)	11,785	700,500
Prestige Brands Holdings, Inc. (A) (B)	39,745	1,837,809
Sagent Pharmaceuticals, Inc. (A) (B)	37,898	921,300
Supernus Pharmaceuticals, Inc. (A) (B)	52,450	890,601

		4,933,521

Professional Services - 2.8%
WageWorks, Inc. (B)	50,240	2,032,208

Road & Rail - 2.7%
Celadon Group, Inc.	42,278	874,309
Saia, Inc. (A) (B)	28,542	1,121,415

		1,995,724

Semiconductors & Semiconductor Equipment - 4.5%
CEVA, Inc. (A) (B)	34,958	679,234
Silicon Laboratories, Inc. (A) (B)	47,934	2,588,915

		3,268,149

Software - 5.2%
Ellie Mae, Inc. (A) (B)	43,930	3,065,875
Qualys, Inc. (A) (B)	17,400	702,090

		3,767,965

Specialty Retail - 4.8%
Asbury Automotive Group, Inc. (A) (B)	22,435	2,033,060
Monro Muffler Brake, Inc. (A)	23,434	1,456,657

		3,489,717

Textiles, Apparel & Luxury Goods - 6.3%
G-III Apparel Group, Ltd. (A) (B)	37,984	2,672,174
Steven Madden, Ltd., Class B (B)	44,660	1,910,555

		4,582,729

Total Common Stocks (Cost $58,608,384)		72,022,180

SECURITIES LENDING COLLATERAL - 28.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (C)	20,808,837	20,808,837

Total Securities Lending Collateral (Cost $20,808,837)		20,808,837

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners Small Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.5%

State Street Bank & Trust Co. 0.01% (C), dated 06/30/2015, to be repurchased at $1,112,100 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 08/15/2039, and with a value of $1,136,434.

$ 1,112,100	$ 1,112,100

Total Repurchase Agreement (Cost $1,112,100)	1,112,100

Total Investments (Cost $80,529,321) (D)	93,943,117
Net Other Assets (Liabilities) - (28.4)%	(20,788,633)

Net Assets - 100.0%	$ 73,154,484

SECURITY VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS
Investments
Common Stocks	$72,022,180	$—	$—	$72,022,180
Securities Lending Collateral	20,808,837	—	—	20,808,837
Repurchase Agreement	—	1,112,100	—	1,112,100

Total Investments	$92,831,017	$1,112,100	$—	$93,943,117

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $20,329,439. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Rate disclosed reflects the yield at June 30, 2015.
(D)	Aggregate cost for federal income tax purposes is $80,529,321. Aggregate gross unrealized appreciation and depreciation for all securities is $15,279,781 and $1,865,985, respectively. Net unrealized appreciation for tax purposes is $13,413,796.
(E)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Argentina - 0.6%
Arcos Dorados Holdings, Inc., A Shares (A)	542,900	$ 2,855,654

Australia - 2.9%
APA Group (A)	285,641	1,815,984
Asciano, Ltd.	916,813	4,703,992
BHP Billiton PLC, ADR (A)	84,700	3,350,732
Challenger, Ltd.	663,239	3,438,773

		13,309,481

Brazil - 0.8%
Localiza Rent a Car SA	360,500	3,558,504

Canada - 2.3%
Canadian National Railway Co.	73,300	4,228,981
Fairfax Financial Holdings, Ltd.	8,800	4,339,267
Newalta Corp. (A)	178,300	2,029,965

		10,598,213

Chile - 0.5%
Banco Santander Chile, ADR	105,000	2,126,250

China - 2.9%
Fosun International, Ltd. (A)	3,353,000	7,881,219
Jintian Pharmaceutical Group, Ltd.	2,200,000	1,174,991
Shenzhen Expressway Co., Ltd., Class H	2,756,000	2,197,248
Sinotrans, Ltd., Class H	3,050,000	2,046,042

		13,299,500

Denmark - 1.0%
Carlsberg A/S, Class B	51,977	4,718,544

France - 6.3%
Arkema SA	46,495	3,350,092
Bollore SA	826,900	4,401,925
Cie Generale des Etablissements Michelin, Class B	31,538	3,304,700
GDF Suez	176,200	3,268,703
Rexel SA	190,024	3,063,325
Sanofi	56,201	5,528,736
Veolia Environnement SA	310,870	6,338,825

		29,256,306

Georgia - 0.6%
Bank of Georgia Holdings PLC	96,700	2,962,827

Germany - 5.1%
Allianz SE, Class A	27,702	4,314,434
Bayer AG	25,031	3,503,573
Merck KGaA	34,200	3,407,868
Metro AG	100,524	3,169,315
Siemens AG, Class A	41,787	4,209,065
Talanx AG (B)	95,000	2,916,781
TUI AG	137,400	2,221,115

		23,742,151

Greece - 0.7%
OPAP SA	323,500	2,579,954
Piraeus Bank SA (B)	2,228,202	822,521

		3,402,475

Guernsey, Channel Islands - 0.1%
Etalon Group, Ltd., GDR (C)	267,631	495,117

Hong Kong - 7.6%
Cheung Kong Infrastructure Holdings, Ltd. (B)	308,000	2,546,949
China Mobile, Ltd.	539,000	6,911,727

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Hutchison Holdings, Ltd.	308,000	$ 4,545,568
First Pacific Co., Ltd.	4,200,000	3,538,131
Guangdong Investment, Ltd.	4,092,000	5,722,375
Noble Group, Ltd. (A)	6,990,500	3,944,597
Shun Tak Holdings, Ltd.	11,130,000	6,174,120
SJM Holdings, Ltd. (A)	1,803,300	1,947,175

		35,330,642

Ireland - 2.6%
DCC PLC	21,000	1,649,812
Ryanair Holdings PLC, ADR	70,100	5,001,635
Smurfit Kappa Group PLC, Class B	195,215	5,377,770

		12,029,217

Israel - 1.5%
Israel Corp., Ltd.	9,437	3,328,250
Teva Pharmaceutical Industries, Ltd., ADR	60,300	3,563,730

		6,891,980

Italy - 2.7%
Eni SpA, Class B	324,215	5,754,299
Mediobanca SpA	256,200	2,512,067
Prysmian SpA	190,138	4,108,081

		12,374,447

Japan - 18.5%
Aisin Seiki Co., Ltd.	92,700	3,946,292
Daiichi Sankyo Co., Ltd.	136,700	2,528,813
Denki Kagaku Kogyo KK	856,000	3,804,911
Electric Power Development Co., Ltd.	62,200	2,198,104
FANUC Corp.	6,300	1,291,041
FUJIFILM Holdings Corp.	144,200	5,153,072
Hitachi, Ltd.	833,800	5,496,669
Japan Airlines Co., Ltd.	191,000	6,663,970
Komatsu, Ltd.	128,900	2,587,795
Kuraray Co., Ltd.	334,700	4,094,014
Mitsubishi Heavy Industries, Ltd.	615,000	3,742,211
MS&AD Insurance Group Holdings, Inc.	188,700	5,879,095
NEC Corp.	1,255,000	3,804,429
Nippon Telegraph & Telephone Corp.	156,200	5,658,477
Nitori Holdings Co., Ltd.	62,700	5,112,931
ORIX Corp.	374,200	5,567,825
Resona Holdings, Inc.	928,400	5,071,172
Softbank Corp.	81,900	4,824,260
Sony Corp. (B)	189,400	5,356,932
Sumitomo Mitsui Financial Group, Inc.	66,500	2,966,242

		85,748,255

Korea, Republic of - 1.6%
Korean Reinsurance Co.	291,102	3,209,964
SK Telecom Co., Ltd.	18,600	4,168,721

		7,378,685

Macau - 0.5%
MGM China Holdings, Ltd.	1,359,572	2,223,990

Malaysia - 0.3%
DRB-Hicom Bhd	3,109,800	1,310,517

Mexico - 2.1%
Alpek SAB de CV, Class A (A)	2,043,400	2,983,683
Credito Real SAB de CV SOFOM ENR	1,107,813	2,477,469
Grupo Aeroportuario del Centro Norte SAB de CV, Class B (B)	651,320	3,200,761

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Televisa SAB, ADR	29,000	$ 1,125,780

		9,787,693

Netherlands - 2.9%
Boskalis Westminster NV	63,294	3,097,728
Delta Lloyd NV	148,334	2,435,075
Heineken Holding NV, Class A	50,444	3,540,149
Koninklijke Philips NV	175,571	4,466,678

		13,539,630

Nigeria - 0.5%
Guaranty Trust Bank PLC	16,340,000	2,217,249

Panama - 0.8%
Copa Holdings SA, Class A (A)	43,800	3,617,442

Russian Federation - 1.3%
Lukoil OAO, ADR	132,980	5,972,132

South Africa - 1.1%
Steinhoff International Holdings, Ltd. (A)	782,600	4,952,521

Spain - 0.8%
Amadeus IT Holding SA, Class A	98,087	3,909,890

Sweden - 2.6%
Investor AB, Class B	164,281	6,121,510
Svenska Cellulosa AB SCA, Class B	75,297	1,914,704
Telefonaktiebolaget LM Ericsson, Class B	412,800	4,277,462

		12,313,676

Switzerland - 4.3%
GAM Holding AG (B)	231,177	4,858,686
Nestle SA	60,764	4,386,940
Novartis AG	45,115	4,446,599
UBS Group AG	291,474	6,182,073

		19,874,298

Taiwan - 2.0%
ChipMOS TECHNOLOGIES Bermuda, Ltd.	176,100	3,846,024
Yuanta Financial Holding Co., Ltd.	9,808,250	5,308,716

		9,154,740

Thailand - 0.8%
Thai Union Frozen Products PCL	5,985,000	3,862,948

Turkey - 0.7%
Tofas Turk Otomobil Fabrikasi AS	511,535	3,492,814

United Kingdom - 11.8%
Admiral Group PLC	153,539	3,346,112
Aviva PLC	626,375	4,847,144
Barclays PLC	1,295,700	5,303,437
HSBC Holdings PLC	597,200	5,412,247
IG Group Holdings PLC	271,100	3,179,835
Imperial Tobacco Group PLC	107,194	5,165,704
Inchcape PLC	373,788	4,763,119
Johnson Matthey PLC	70,732	3,376,362
Kingfisher PLC	781,120	4,262,533
National Grid PLC, Class B	369,084	4,739,132
Sky PLC	324,060	5,280,189
Unilever PLC	118,358	5,076,981

		54,752,795

	Shares	Value
COMMON STOCKS (continued)
United States - 2.2%
Eros International PLC (A) (B)	215,500	$ 5,413,360
Flextronics International, Ltd. (A) (B)	430,700	4,871,217

		10,284,577

Total Common Stocks (Cost $426,720,224)		431,345,160

CONVERTIBLE PREFERRED STOCK - 1.2%
Canada - 1.2%
Suncor Energy, Inc. 3.25% (D)	201,300	5,544,211

Total Convertible Preferred Stock (Cost $6,841,685)		5,544,211

PREFERRED STOCKS - 5.2%
Brazil - 0.8%
Itausa - Investimentos Itau SA 4.61% (D)	1,309,748	3,753,451

Germany - 0.9%
Porsche Automobil Holding SE 2.79% (D)	48,900	4,119,785

Korea, Republic of - 3.5%
Hyundai Motor Co. 3.40% (D)	75,900	6,940,517
Samsung Electronics Co., Ltd. 2.13% (D)	10,286	9,156,841

		16,097,358

Total Preferred Stocks (Cost $27,170,981)		23,970,594

SECURITIES LENDING COLLATERAL - 6.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.18% (D)	29,301,890	29,301,890

Total Securities Lending Collateral (Cost $29,301,890)		29,301,890

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.01% (D), dated 06/30/2015, to be repurchased at $1,114,592 on 07/01/2015. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 09/25/2039, and with a value of $1,137,819.	$ 1,114,592	1,114,592

Total Repurchase Agreement (Cost $1,114,592)		1,114,592

Total Investments (Cost $491,149,372) (E)		491,276,447
Net Other Assets (Liabilities) - (5.9)%		(27,179,794)

Net Assets - 100.0%		$ 464,096,653

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Insurance	6.4%	$31,287,872
Banks	6.2	30,635,396
Pharmaceuticals	4.7	22,979,319
Diversified Financial Services	4.4	21,846,074
Industrial Conglomerates	4.3	21,045,243
Chemicals	4.3	20,937,312
Capital Markets	3.8	18,861,542
Technology Hardware, Storage & Peripherals	3.7	18,114,342
Oil, Gas & Consumable Fuels	3.5	17,270,642
Wireless Telecommunication Services	3.2	15,904,708
Automobiles	3.2	15,863,633
Airlines	3.1	15,283,047
Multi-Utilities	2.9	14,346,660
Road & Rail	2.5	12,491,477
Hotels, Restaurants & Leisure	2.4	11,827,888
Media	2.4	11,819,329
Metals & Mining	2.3	11,231,951
Electronic Equipment, Instruments & Components	2.1	10,367,886
Household Durables	2.1	10,309,453
Specialty Retail	1.9	9,375,464
Beverages	1.7	8,258,693
Food Products	1.7	8,249,888
Machinery	1.6	7,621,047
Auto Components	1.5	7,250,992
Trading Companies & Distributors	1.4	7,007,922
Air Freight & Logistics	1.3	6,447,967
Water Utilities	1.2	5,722,375
Diversified Telecommunication Services	1.2	5,658,477
Transportation Infrastructure	1.1	5,398,009
Containers & Packaging	1.1	5,377,770
Tobacco	1.1	5,165,704
Personal Products	1.0	5,076,981
Distributors	1.0	4,763,119
Communications Equipment	0.9	4,277,462
Electrical Equipment	0.8	4,108,081
IT Services	0.8	3,909,890
Semiconductors & Semiconductor Equipment	0.8	3,846,024
Food & Staples Retailing	0.6	3,169,315
Construction & Engineering	0.6	3,097,728
Real Estate Management & Development	0.6	3,042,066
Consumer Finance	0.5	2,477,469
Independent Power and Renewable Electricity Producers	0.5	2,198,104
Energy Equipment & Services	0.4	2,029,965
Household Products	0.4	1,914,704
Gas Utilities	0.4	1,815,984
Health Care Providers & Services	0.2	1,174,991

Investments, at Value	93.8	460,859,965
Short-Term Investments	6.2	30,416,482

Total Investments	100.0%	$491,276,447

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

Transamerica Partners International Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2015

(unaudited)

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at June 30, 2015
ASSETS Investments
Common Stocks	$65,057,703	$366,287,457	$—	$431,345,160
Convertible Preferred Stock	5,544,211	—	—	5,544,211
Preferred Stocks	3,753,451	20,217,143	—	23,970,594
Securities Lending Collateral	29,301,890	—	—	29,301,890
Repurchase Agreement	—	1,114,592	—	1,114,592

Total Investments	$103,657,255	$387,619,192	$—	$491,276,447

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of all securities on loan is $28,139,420. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing security.
(C)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(D)	Rate disclosed reflects the yield at June 30, 2015.
(E)	Aggregate cost for federal income tax purposes is $491,149,372. Aggregate gross unrealized appreciation and depreciation for all securities is $50,475,798 and $50,348,723, respectively. Net unrealized appreciation for tax purposes is $127,075.
(F)	The Portfolio recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended June 30, 2015. See the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2015

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Assets:
Investments, at value (A) (B)	$658,794,768	$383,398,381	$292,772,141	$1,581,720,905	$855,632,546
Repurchase agreements, at value (C)	178,687,217	21,508,769	—	19,267,987	15,872,148
Cash on deposit with broker	—	—	498,080	1,346,832	—
Foreign currency, at value (D)	—	—	240,624	—	—
Cash	—	99,170	1,501	24,355	11,096
Unrealized appreciation on forward foreign currency contracts	—	—	553,208	—	—
OTC swap agreements, at value	—	—	261	—	—
Receivables:
Investments sold	—	14,100	1,462,591	12,199,263	3,876,163
Interest	122,068	1,449,399	1,088,310	7,790,219	13,637,096
Net income from securities lending	—	3,768	89	10,687	—
Variation margin receivable on derivative financial instruments	—	—	9,874	—	—
Other	—	—	—	—	91,350
Prepaid expenses	2,113	945	702	3,327	2,072
Total assets	837,606,166	406,474,532	296,627,381	1,622,363,575	889,122,471

Liabilities:
Cash deposit due to broker	—	—	—	443,000	—
Payables and other liabilities:
Investments purchased	—	13,589,866	1,748,119	8,998,931	3,117,690
When-issued or delayed-delivery securities purchased	—	—	—	204,811,193	2,363,199
Investment advisory fees	179,800	113,048	87,062	421,065	427,940
Trustees and CCO fees	3,238	1,281	999	4,806	3,250
Audit and tax fees	9,504	10,427	10,749	14,629	11,241
Custody and accounting fees	26,400	8,900	10,326	37,724	20,313
Legal fees	18,429	6,587	4,726	22,372	16,339
Printing and shareholder reports fees	3,920	3,522	1,372	5,160	3,381
Other	1,862	811	566	2,540	1,595
Collateral for securities on loan	—	17,503,200	—	35,131,510	—
Written options and swaptions, at value (E)	—	—	1,324,203	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	209,426	—	—
Total liabilities	243,153	31,237,642	3,397,548	249,892,930	5,964,948
Net assets	$837,363,013	$375,236,890	$293,229,833	$1,372,470,645	$883,157,523

(A) Investments, at cost	$658,794,768	$386,888,353	$295,109,955	$1,586,847,498	$873,789,511
(B) Securities loaned, at value	$—	$17,143,769	$—	$34,406,037	$—
(C) Repurchase agreements, at cost	$178,687,217	$21,508,769	$—	$19,267,987	$15,872,148
(D) Foreign currency, at cost	$—	$—	$240,404	$—	$—
(E) Premium received on written options and swaptions	$—	$—	$(1,744,710)	$—	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2015

(unaudited)

	Balanced	Large Value	Large Core	Large Growth	Mid Value
Assets:
Investments, at value (A) (B)	$184,812,851	$951,768,340	$371,270,316	$1,039,087,590	$938,000,442
Repurchase agreements, at value (C)	2,283,503	712,006	6,893,920	2,377,983	43,853,780
Cash on deposit with broker	90,000	—	—	—	—
Cash	1,328	—	—	—	15,842
Receivables:
Investments sold	488,137	28,012,812	810,669	9,225,685	2,499,628
Interest	390,393	—	2	1	12
Dividends	99,577	733,853	365,347	420,289	1,645,548
Tax reclaims	—	—	764	114,143	—
Net income from securities lending	1,610	14,826	4,264	18,842	21,730
Variation margin receivable on derivative financial instruments	1,643	—	—	—	—
Prepaid expenses	355	2,244	832	2,306	2,241
Total assets	188,169,397	981,244,081	379,346,114	1,051,246,839	986,039,223

Liabilities:
Due to custodian	—	—	—	761,058	—
Payables and other liabilities:
Investments purchased	500,793	18,159,813	3,611,346	7,679,554	9,685,618
When-issued or delayed-delivery securities purchased	10,350,801	—	—	—	115,682
Investment advisory fees	63,581	372,718	187,557	536,678	529,655
Trustees and CCO fees	473	3,361	1,249	3,269	3,907
Audit and tax fees	8,243	8,235	8,181	9,640	13,890
Custody and accounting fees	15,356	13,700	5,489	27,254	17,783
Legal fees	2,549	15,100	6,228	14,929	17,675
Printing and shareholder reports fees	542	3,506	1,298	3,723	4,392
Other	942	1,994	2,599	1,587	2,581
Collateral for securities on loan	8,888,641	39,784,367	26,975,642	72,862,319	92,629,338
Total liabilities	19,831,921	58,362,794	30,799,589	81,900,011	103,020,521
Net assets	$168,337,476	$922,881,287	$348,546,525	$969,346,828	$883,018,702

(A) Investments, at cost	$170,779,845	$851,539,769	$321,149,393	$815,446,791	$814,373,366
(B) Securities loaned, at value	$8,693,794	$38,912,618	$26,359,052	$71,328,656	$90,635,772
(C) Repurchase agreements, at cost	$2,283,503	$712,006	$6,893,920	$2,377,983	$43,853,780

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At June 30, 2015

(unaudited)

	Mid Growth	Small Value	Small Core	Small Growth	International Equity
Assets:
Investments, at value (A) (B)	$164,610,221	$89,462,597	$339,163,595	$92,831,017	$490,161,855
Repurchase agreements, at value (C)	733,721	4,311,128	4,116,562	1,112,100	1,114,592
Foreign currency, at value (D)	—	—	—	—	241,754
Cash	7,852	—	6,383	—	—
Receivables:
Investments sold	—	—	21,774,529	750,233	—
Interest	—	1	1	—	—
Dividends	51,989	80,353	369,556	20,123	1,325,777
Tax reclaims	—	—	—	—	933,583
Net income from securities lending	4,906	1,809	38,120	3,788	49,295
Prepaid expenses	348	192	740	174	1,213
Total assets	165,409,037	93,856,080	365,469,486	94,717,435	493,828,069

Liabilities:
Payables and other liabilities:
Investments purchased	—	304,165	22,997,460	684,917	22
When-issued or delayed-delivery securities purchased	—	190,853	—	—	—
Investment advisory fees	82,615	55,816	207,536	54,156	311,250
Trustees and CCO fees	443	261	1,172	212	2,090
Audit and tax fees	6,715	7,093	8,045	8,189	15,479
Custody and accounting fees	2,983	2,540	8,054	3,163	83,774
Legal fees	2,062	1,284	5,283	2,871	12,694
Printing and shareholder reports fees	1,005	363	1,648	347	2,165
Other	746	712	1,655	259	2,052
Collateral for securities on loan	36,654,367	12,562,325	54,218,654	20,808,837	29,301,890
Total liabilities	36,750,936	13,125,412	77,449,507	21,562,951	29,731,416
Net assets	$128,658,101	$80,730,668	$288,019,979	$73,154,484	$464,096,653

(A) Investments, at cost	$148,394,897	$66,357,417	$334,263,712	$79,417,221	$490,034,780
(B) Securities loaned, at value	$35,859,510	$12,274,469	$52,731,343	$20,329,439	$28,139,420
(C) Repurchase agreements, at cost	$733,721	$4,311,128	$4,116,562	$1,112,100	$1,114,592
(D) Foreign currency, at cost	$—	$—	$—	$—	$241,769

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

STATEMENTS OF OPERATIONS

For the period ended June 30, 2015

(unaudited)

	Money Market	High Quality Bond	Inflation- Protected Securities	Core Bond	High Yield Bond
Investment Income:
Dividend income	$—	$—	$—	$82,298	$196,650
Interest income	1,066,136	3,439,875	(238,451)	17,595,217	26,199,131
Net income from securities lending	—	13,584	915	80,586	—
Withholding taxes on foreign income	—	(673)	—	—	—
Total investment income	1,066,136	3,452,786	(237,536)	17,758,101	26,395,781

Expenses:
Investment advisory fees	1,027,951	647,865	506,275	2,396,542	2,380,623
Trustees and CCO fees	8,468	3,665	2,860	13,598	8,829
Audit and tax fees	10,532	11,150	11,408	15,861	12,504
Custody and accounting fees	70,905	29,733	64,670	93,911	67,656
Legal fees	17,009	8,041	6,215	30,174	18,823
Printing and shareholder reports fees	2,147	1,435	682	3,993	2,603
Other	9,669	4,293	3,254	15,176	9,528
Total expenses before waiver and/or reimbursement	1,146,681	706,182	595,364	2,569,255	2,500,566
Expenses waived and/or reimbursed	—	—	(16,763)	—	—
Net expenses	1,146,681	706,182	578,601	2,569,255	2,500,566
Net investment income (loss)	(80,545)	2,746,604	(816,137)	15,188,846	23,895,215

Net realized gain (loss) on:
Investments	3,649	23,589	(2,302,626)	5,021,334	(7,478,956)
Futures contracts	—	—	142,456	—	—
Written options and swaptions	—	—	782,510	—	—
Swap agreements	—	—	(263,918)	—	—
Foreign currency transactions	—	—	2,642,711	—	—
Net realized gain (loss)	3,649	23,589	1,001,133	5,021,334	(7,478,956)

Net change in unrealized appreciation (depreciation) on:
Investments	—	(203,574)	(438,498)	(18,088,086)	3,153,620
Futures contracts	—	—	1,179,911	—	—
Written options and swaptions	—	—	399,106	—	—
Swap agreements	—	—	143,421	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	(225,152)	—	—
Net change in unrealized appreciation (depreciation)	—	(203,574)	1,058,788	(18,088,086)	3,153,620
Net realized and change in unrealized gain (loss)	3,649	(179,985)	2,059,921	(13,066,752)	(4,325,336)
Net increase (decrease) in net assets resulting from operations	$(76,896)	$2,566,619	$1,243,784	$2,122,094	$19,569,879

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2015

(unaudited)

	Balanced	Large Value	Large Core	Large Growth	Mid Value
Investment Income:
Dividend income	$843,892	$8,104,954	$2,971,818	$4,714,023	$8,245,865
Interest income	752,556	556	183	451	1,991
Net income from securities lending	7,640	88,865	42,533	72,061	168,599
Withholding taxes on foreign income	(5,317)	(3,729)	(7,524)	(54,935)	(102,313)
Total investment income	1,598,771	8,190,646	3,007,010	4,731,600	8,314,142

Expenses:
Investment advisory fees	357,021	2,078,915	1,055,354	2,967,718	2,989,920
Trustees and CCO fees	1,507	9,291	3,506	9,452	9,634
Audit and tax fees	11,754	11,198	10,890	12,549	18,581
Custody and accounting fees	48,026	47,401	20,252	53,060	53,039
Legal fees	2,873	20,183	6,983	20,380	22,725
Printing and shareholder reports fees	418	2,710	1,005	2,633	2,873
Other	1,478	9,954	3,536	10,019	10,098
Total expenses before waiver and/or reimbursement	423,077	2,179,652	1,101,526	3,075,811	3,106,870
Expenses waived and/or reimbursed	(26,386)	—	—	—	—
Net expenses	396,691	2,179,652	1,101,526	3,075,811	3,106,870
Net investment income (loss)	1,202,080	6,010,994	1,905,484	1,655,789	5,207,272

Net realized gain (loss) on:
Investments	4,417,449	66,838,180	24,682,810	29,617,896	33,118,496
Futures contracts	87,565	—	—	—	—
Foreign currency transactions	(7)	—	—	(895)	3
Net realized gain (loss)	4,505,007	66,838,180	24,682,810	29,617,001	33,118,499

Net change in unrealized appreciation (depreciation) on:
Investments	(4,879,165)	(48,915,764)	(18,889,942)	32,639,023	(23,486,301)
Futures contracts	(9,715)	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	10	—	(57)	(955)	(328)
Net change in unrealized appreciation (depreciation)	(4,888,870)	(48,915,764)	(18,889,999)	32,638,068	(23,486,629)
Net realized and change in unrealized gain (loss)	(383,863)	17,922,416	5,792,811	62,255,069	9,631,870
Net increase (decrease) in net assets resulting from operations	$818,217	$23,933,410	$7,698,295	$63,910,858	$14,839,142

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

STATEMENTS OF OPERATIONS (continued)

For the period ended June 30, 2015

(unaudited)

	Mid Growth	Small Value	Small Core	Small Growth	International Equity
Investment Income:
Dividend income	$263,341	$679,203	$2,494,622	$411,403	$12,042,185
Interest income	47	178	162	119	32,551
Net income from securities lending	22,875	12,375	301,073	65,056	330,693
Withholding taxes on foreign income	(9,248)	(3,840)	(10,945)	—	(2,209,660)
Total investment income	277,015	687,916	2,784,912	476,578	10,195,769

Expenses:
Investment advisory fees	465,895	320,729	1,191,283	294,333	1,774,521
Trustees and CCO fees	1,281	767	3,073	669	5,132
Audit and tax fees	9,497	9,941	12,114	9,455	13,104
Custody and accounting fees	9,844	11,649	26,468	10,915	181,162
Legal fees	2,853	1,604	6,863	839	10,553
Printing and shareholder reports fees	215	183	671	143	1,487
Other	1,547	830	3,369	727	6,234
Total expenses before waiver and/or reimbursement	491,132	345,703	1,243,841	317,081	1,992,193
Expenses waived and/or reimbursed	(5,825)	(13,238)	—	(1,724)	—
Net expenses	485,307	332,465	1,243,841	315,357	1,992,193
Net investment income (loss)	(208,292)	355,451	1,541,071	161,221	8,203,576

Net realized gain (loss) on:
Investments	15,412,912	3,646,726	11,608,019	2,138,084	(8,069,173)
Foreign currency transactions	—	(329)	457	—	(130,835)
Net realized gain (loss)	15,412,912	3,646,397	11,608,476	2,138,084	(8,200,008)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,963,089)	(44,052)	(15,119,335)	3,494,212	29,580,226
Translation of assets and liabilities denominated in foreign currencies	—	82	—	—	(102,580)
Net change in unrealized appreciation (depreciation)	(2,963,089)	(43,970)	(15,119,335)	3,494,212	29,477,646
Net realized and change in unrealized gain (loss)	12,449,823	3,602,427	(3,510,859)	5,632,296	21,277,638
Net increase (decrease) in net assets resulting from operations	$12,241,531	$3,957,878	$(1,969,788)	$5,793,517	$29,481,214

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

STATEMENTS OF CHANGES IN NET ASSETS

For the period and year ended:

	Money Market		High Quality Bond		Inflation-Protected Securities
	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$(80,545)	$(405,088)	$2,746,604	$5,557,003	$(816,137)	$3,295,015
Net realized gain (loss)	3,649	10,182	23,589	37,515	1,001,133	(2,026,292)
Net change in unrealized appreciation (depreciation)	—	—	(203,574)	(2,422,845)	1,058,788	6,620,161
Net increase (decrease) in net assets resulting from operations	(76,896)	(394,906)	2,566,619	3,171,673	1,243,784	7,888,884

From transactions in investors’ beneficial interests:
Contributions	286,775,019	604,412,830	104,771,192	168,879,564	33,402,808	44,535,342
Withdrawals	(311,703,154)	(728,511,842)	(103,255,299)	(200,754,741)	(24,342,555)	(44,286,154)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(24,928,135)	(124,099,012)	1,515,893	(31,875,177)	9,060,253	249,188
Net increase (decrease) in net assets	(25,005,031)	(124,493,918)	4,082,512	(28,703,504)	10,304,037	8,138,072

Net assets:
Beginning of period/year	862,368,044	986,861,962	371,154,378	399,857,882	282,925,796	274,787,724
End of period/year	$837,363,013	$862,368,044	$375,236,890	$371,154,378	$293,229,833	$282,925,796

	Core Bond		High Yield Bond		Balanced
	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$15,188,846	$34,907,805	$23,895,215	$52,214,684	$1,202,080	$2,261,478
Net realized gain (loss)	5,021,334	28,880,767	(7,478,956)	25,943,110	4,505,007	7,008,505
Net change in unrealized appreciation (depreciation)	(18,088,086)	19,066,627	3,153,620	(50,739,572)	(4,888,870)	4,682,230
Net increase (decrease) in net assets resulting from operations	2,122,094	82,855,199	19,569,879	27,418,222	818,217	13,952,213

From transactions in investors’ beneficial interests:
Contributions	148,003,743	243,239,709	58,584,618	112,116,324	27,449,194	27,672,670
Withdrawals	(132,130,880)	(307,830,084)	(71,772,029)	(119,665,792)	(7,494,375)	(17,330,758)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	15,872,863	(64,590,375)	(13,187,411)	(7,549,468)	19,954,819	10,341,912
Net increase (decrease) in net assets	17,994,957	18,264,824	6,382,468	19,868,754	20,773,036	24,294,125

Net assets:
Beginning of period/year	1,354,475,688	1,336,210,864	876,775,055	856,906,301	147,564,440	123,270,315
End of period/year	$1,372,470,645	$1,354,475,688	$883,157,523	$876,775,055	$168,337,476	$147,564,440

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Large Value		Large Core		Large Growth
	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$6,010,994	$11,285,487	$1,905,484	$3,319,424	$1,655,789	$3,799,693
Net realized gain (loss)	66,838,180	108,717,853	24,682,810	33,339,747	29,617,001	172,880,474
Net change in unrealized appreciation (depreciation)	(48,915,764)	(35,341,767)	(18,889,999)	9,785,542	32,638,068	(84,671,004)
Net increase (decrease) in net assets resulting from operations	23,933,410	84,661,573	7,698,295	46,444,713	63,910,858	92,009,163

From transactions in investors’ beneficial interests:
Contributions	53,574,368	67,987,946	17,259,009	29,197,760	54,665,205	62,275,027
Withdrawals	(74,879,002)	(156,673,532)	(23,793,046)	(37,995,285)	(75,811,103)	(169,720,555)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(21,304,634)	(88,685,586)	(6,534,037)	(8,797,525)	(21,145,898)	(107,445,528)
Net increase (decrease) in net assets	2,628,776	(4,024,013)	1,164,258	37,647,188	42,764,960	(15,436,365)

Net assets:
Beginning of period/year	920,252,511	924,276,524	347,382,267	309,735,079	926,581,868	942,018,233
End of period/year	$922,881,287	$920,252,511	$348,546,525	$347,382,267	$969,346,828	$926,581,868

	Mid Value		Mid Growth		Small Value
	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$5,207,272	$12,714,125	$(208,292)	$798,940	$355,451	$752,806
Net realized gain (loss)	33,118,499	205,832,321	15,412,912	10,596,128	3,646,397	9,659,760
Net change in unrealized appreciation (depreciation)	(23,486,629)	(100,147,711)	(2,963,089)	(1,341,660)	(43,970)	(5,124,496)
Net increase (decrease) in net assets resulting from operations	14,839,142	118,398,735	12,241,531	10,053,408	3,957,878	5,288,070

From transactions in investors’ beneficial interests:
Contributions	57,415,206	60,667,605	11,724,147	16,339,479	5,554,421	9,733,013
Withdrawals	(58,169,723)	(285,213,427)	(21,436,891)	(50,406,635)	(5,374,700)	(20,725,556)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(754,517)	(224,545,822)	(9,712,744)	(34,067,156)	179,721	(10,992,543)
Net increase (decrease) in net assets	14,084,625	(106,147,087)	2,528,787	(24,013,748)	4,137,599	(5,704,473)

Net assets:
Beginning of period/year	868,934,077	975,081,164	126,129,314	150,143,062	76,593,069	82,297,542
End of period/year	$883,018,702	$868,934,077	$128,658,101	$126,129,314	$80,730,668	$76,593,069

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and year ended:

	Small Core		Small Growth		International Equity
	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014	June 30, 2015 (unaudited)	December 31, 2014
From operations:
Net investment income (loss)	$1,541,071	$3,359,210	$161,221	$(249,719)	$8,203,576	$16,095,155
Net realized gain (loss)	11,608,476	23,328,860	2,138,084	8,927,234	(8,200,008)	7,181,699
Net change in unrealized appreciation (depreciation)	(15,119,335)	(13,556,343)	3,494,212	(6,868,899)	29,477,646	(62,059,763)
Net increase (decrease) in net assets resulting from operations	(1,969,788)	13,131,727	5,793,517	1,808,616	29,481,214	(38,782,909)

From transactions in investors’ beneficial interests:
Contributions	20,193,623	20,707,866	6,449,272	9,958,737	38,369,408	81,284,021
Withdrawals	(36,495,161)	(61,729,892)	(5,549,432)	(18,370,607)	(102,934,158)	(155,426,237)
Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(16,301,538)	(41,022,026)	899,840	(8,411,870)	(64,564,750)	(74,142,216)
Net increase (decrease) in net assets	(18,271,326)	(27,890,299)	6,693,357	(6,603,254)	(35,083,536)	(112,925,125)

Net assets:
Beginning of period/year	306,291,305	334,181,604	66,461,127	73,064,381	499,180,189	612,105,314
End of period/year	$288,019,979	$306,291,305	$73,154,484	$66,461,127	$464,096,653	$499,180,189

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

FINANCIAL HIGHLIGHTS

For the period and years ended:

	Money Market
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Total return (A)	(0.01	)%(B)	(0.05)%	(0.07)%	(0.11)%	(0.04)%	0.02%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$837,363		$862,368	$986,862	$948,358	$995,629	$1,065,396
Expenses to average net assets	0.28	%(C)	0.28%	0.29%	0.28%	0.28%	0.28%
Net investment income (loss) to average net assets	(0.02	)%(C)	(0.05)%	(0.07)%	(0.11)%	(0.04)%	0.02%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	High Quality Bond
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Total return (A)	0.68	%(B)	0.81%	0.41%	2.95%	2.16%	4.20%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$375,237		$371,154	$399,858	$386,046	$458,228	$463,701
Expenses to average net assets	0.38	%(C)	0.38%	0.39%	0.38%	0.38%	0.38%
Net investment income (loss) to average net assets	1.48	%(C)	1.47%	1.81%	2.10%	2.43%	2.99%
Portfolio turnover rate	29	%(B)	92%	77%	68%	84%	87%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Inflation-Protected Securities
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Total return (A)	0.46	%(B)	3.00%	(8.26)%	7.06%	12.33%	6.23%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$293,230		$282,926	$274,788	$341,136	$358,544	$328,010
Expenses to average net assets
Excluding waiver and/or reimbursement	0.41	%(C)	0.42%	0.41%	0.40%	0.40%	0.38%
Including waiver and/or reimbursement	0.40	%(C)	0.40%	0.40%	0.40%	0.40%	0.38%
Net investment income (loss) to average net assets	(0.56	)%(C)	1.17%	0.48%	1.43%	3.30%	2.04%
Portfolio turnover rate	29	%(B)	81%	99%	103%	134%	117%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Core Bond
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Total return (A)	0.16	%(B)	6.32%	(0.96)%	8.28%	6.20%	8.26%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,372,471		$1,354,476	$1,336,211	$1,470,033	$1,588,591	$1,622,006
Expenses to average net assets	0.38	%(C)	0.38%	0.39%	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets	2.22	%(C)	2.58%	2.64%	3.03%	3.54%	3.65%
Portfolio turnover rate	26	%(B)	184%	200%	297%	406%	633%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

	High Yield Bond
	June 30, 2015 (unaudited)		December 31, 2014		December 31, 2013		December 31, 2012		December 31, 2011		December 31, 2010
Total return (A)	2.31	%(B)	3.16%		7.48%		15.14%		4.93%		15.81%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$883,158		$876,775		$856,906		$819,993		$729,276		$709,083
Expenses to average net assets	0.58	%(C)	0.58	%(D)	0.59	%(D)	0.59	%(D)	0.59	%(D)	0.59	%(D)
Net investment income (loss) to average net assets	5.52	%(C)	5.87	%(E)	6.37	%(E)	7.23	%(E)	8.04	%(E)	8.84	%(E)
Portfolio turnover rate	21	%(B)	97	%(F)	51	%(F)	102	%(F)	81	%(F)	98	%(F)

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(E)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(F)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

	Balanced
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Total return (A)	0.66	%(B)	10.99%	18.33%	13.47%	3.60%	13.91%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$168,337		$147,564	$123,270	$109,602	$104,111	$116,337
Expenses to average net assets
Excluding waiver and/or reimbursement	0.53	%(C)	0.58%	0.63%	0.61%	0.62%	0.59%
Including waiver and/or reimbursement	0.50	%(C)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss) to average net assets	1.52	%(C)	1.69%	1.44%	1.82%	2.26%	2.42%
Portfolio turnover rate	24	%(B)	92%	123%	150%	245%	211%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Large Value
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012		December 31, 2011	December 31, 2010
Total return (A)	2.62	%(B)	9.82%	38.08%	17.39%		2.32%	14.66%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$922,881		$920,253	$924,277	$785,039		$877,766	$1,014,115
Expenses to average net assets (C)	0.47	%(D)	0.47%	0.48%	0.48%		0.47%	0.47%
Net investment income (loss) to average net assets (E)	1.30	%(D)	1.24%	1.69%	2.08	%(F)	1.70%	1.65%
Portfolio turnover rate (G)	40	%(B)	69%	99%	48%		55%	62%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(D)	Annualized.
(E)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(F)	Includes litigation proceeds received during the year that represented 0.15%.
(G)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

	Large Core
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Total return (A)	2.21	%(B)	15.16%	37.28%	17.30%	3.51%	11.79%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$348,547		$347,382	$309,735	$244,984	$235,204	$255,995
Expenses to average net assets	0.63	%(C)	0.63%	0.64%	0.64%	0.63%	0.63%
Net investment income (loss) to average net assets	1.08	%(C)	1.02%	1.41%	1.68%	1.37%	1.47%
Portfolio turnover rate	36	%(B)	70%	116%	54%	63%	55%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

	Large Growth
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Total return (A)	6.96	%(B)	10.75%	35.32%	14.91%	(1.78)%	16.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$969,347		$926,582	$942,018	$825,014	$1,016,307	$1,176,583
Expenses to average net assets (C)
Excluding waiver and/or reimbursement	0.64	%(D)	0.65%	0.66%	0.66%	0.65%	0.66%
Including waiver and/or reimbursement	0.64	%(D)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss) to average net assets (E)	0.35	%(D)	0.42%	0.57%	0.75%	0.34%	0.56%
Portfolio turnover rate (F)	17	%(B)	73%	49%	53%	53%	119%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.
(D)	Annualized.
(E)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the investment companies and/or ETFs in which the Portfolio invests.
(F)	Does not include portfolio activity of the investment companies and/or ETFs in which the Portfolio invests.

	Mid Value
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Total return (A)	1.65	%(B)	12.97%	32.99%	19.50%	(2.19)%	21.29%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$883,019		$868,934	$975,081	$777,964	$748,835	$909,134
Expenses to average net assets
Excluding waiver and/or reimbursement	0.70	%(C)	0.70%	0.70%	0.70%	0.70%	0.69%
Including waiver and/or reimbursement	0.70	%(C)	0.70%	0.70%	0.70%	0.70%	0.69%
Net investment income (loss) to average net assets	1.17	%(C)	1.32%	0.93%	1.36%	1.08%	1.14%
Portfolio turnover rate	20	%(B)	92%	53%	71%	69%	76%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Mid Growth
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013		December 31, 2012	December 31, 2011	December 31, 2010
Total return (A)	9.80	%(B)	8.04%	30.35%		13.93%	(6.90)%	29.27%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$128,658		$126,129	$150,143		$164,933	$206,602	$269,733
Expenses to average net assets
Excluding waiver and/or reimbursement	0.76	%(C)	0.76%	0.77%		0.76%	0.75%	0.75%
Including waiver and/or reimbursement	0.75	%(C)	0.75%	0.75%		0.75%	0.75%	0.75%
Net investment income (loss) to average net assets	(0.32	)%(C)	0.60%	—	%(D)	0.10%	(0.33)%	(0.36)%
Portfolio turnover rate	32	%(B)	60%	234%		178%	135%	199%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Rounds to less than 0.01% or (0.01)%.

	Small Value
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Total return (A)	5.16	%(B)	7.38%	34.10%	16.11%	1.35%	23.12%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$80,731		$76,593	$82,298	$70,183	$103,958	$134,427
Expenses to average net assets
Excluding waiver and/or reimbursement	0.88	%(C)	0.88%	0.88%	0.88%	0.87%	0.87%
Including waiver and/or reimbursement	0.85	%(C)	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss) to average net assets	0.91	%(C)	0.99%	0.57%	1.41%	0.63%	0.84%
Portfolio turnover rate	7	%(B)	18%	16%	15%	16%	121%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

FINANCIAL HIGHLIGHTS (continued)

For the period and years ended:

	Small Core
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Total return (A)	(0.72	)%(B)	4.21%	33.62%	15.04%	(2.19)%	29.89%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$288,020		$306,291	$334,182	$296,936	$296,060	$341,598
Expenses to average net assets	0.84	%(C)	0.83%	0.84%	0.84%	0.84%	0.85%
Net investment income (loss) to average net assets	1.03	%(C)	1.05%	0.74%	1.07%	0.32%	0.43%
Portfolio turnover rate	73	%(B)	148%	195%	59%	59%	55%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

	Small Growth
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Total return (A)	8.83	%(B)	3.13%	37.97%	1.30%	(6.45)%	25.65%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$73,154		$66,461	$73,064	$58,300	$108,124	$142,731
Expenses to average net assets
Excluding waiver and/or reimbursement	0.90	%(C)	0.91%	0.93%	0.94%	0.94%	0.93%
Including waiver and/or reimbursement	0.90	%(C)(D)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income (loss) to average net assets	0.46	%(C)	(0.37)%	(0.46)%	(0.20)%	(0.37)%	(0.41)%
Portfolio turnover rate	27	%(B)	78%	72%	209%	120%	99%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver/reimbursement rounds to less than 0.01%.

	International Equity
	June 30, 2015 (unaudited)		December 31, 2014	December 31, 2013	December 31, 2012	December 31, 2011	December 31, 2010
Total return (A)	6.22	%(B)	(7.74)%	13.92%	17.35%	(13.51)%	14.94%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$464,097		$499,180	$612,105	$614,432	$680,170	$893,260
Expenses to average net assets	0.83	%(C)	0.83%	0.85%	0.82%	0.82%	0.81%
Net investment income (loss) to average net assets	3.42	%(C)	2.80%	1.31%	1.65%	1.70%	1.45%
Portfolio turnover rate	13	%(B)	28%	116%	23%	24%	29%

(A)	Total return reflects all Portfolio expenses.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Partners Portfolios	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS

At June 30, 2015

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Partners Portfolios (the “Series Portfolio”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a series trust under the laws of the State of New York. The Series Portfolio applies investment company accounting and reporting guidance. The Series Portfolio is composed of fifteen different series that are, in effect, separate investment funds. The portfolios (each, a “Portfolio” and collectively, the “Portfolios”) are listed below. Each Portfolio issues shares of beneficial interest only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (“Securities Act”). Only “accredited investors”, as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include investment companies, insurance company separate accounts, common or commingled trust funds, or other similar organizations or entities.

Portfolio
Transamerica Partners Money Market Portfolio (“Money Market”)
Transamerica Partners High Quality Bond Portfolio (“High Quality Bond”)
Transamerica Partners Inflation-Protected Securities Portfolio (“Inflation-Protected Securities”)
Transamerica Partners Core Bond Portfolio (“Core Bond”)
Transamerica Partners High Yield Bond Portfolio (“High Yield Bond”)
Transamerica Partners Balanced Portfolio (“Balanced”)
Transamerica Partners Large Value Portfolio (“Large Value”)
Transamerica Partners Large Core Portfolio (“Large Core”)
Transamerica Partners Large Growth Portfolio (“Large Growth”)
Transamerica Partners Mid Value Portfolio (“Mid Value”)
Transamerica Partners Mid Growth Portfolio (“Mid Growth”)
Transamerica Partners Small Value Portfolio (“Small Value”)
Transamerica Partners Small Core Portfolio (“Small Core”)
Transamerica Partners Small Growth Portfolio (“Small Growth”)
Transamerica Partners International Equity Portfolio (“International Equity”)

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Portfolios. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of each Portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Portfolios’ investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of portfolio holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Portfolios’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Portfolios, such as the custodian, the transfer agent, the Portfolios’ independent registered public accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Portfolios; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Portfolios by TAM and are responsible, subject to TAM’s and the Board’s oversight, among other things, for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to each Portfolio. TFS’s supervisory and administrative services include performing certain administrative services for the Portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Portfolios by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Portfolios from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Value (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of each Portfolio’s investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolios’ custodian and their dividend disbursing agent and monitoring their services to the Portfolios; assisting the Portfolios in preparing reports to shareholders; acting as liaison with the Portfolios’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of the Board and committees

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(unaudited)

NOTE 1. (continued)

of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Portfolios. State Street performs back office services to support TFS, including furnishing financial and performance information about the Portfolios for inclusion in regulatory filings and trustees’ and shareholder reports; preparing drafts of regulatory filings, trustees’ materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Administrative Services Agreement with the exception of the costs of certain services specifically assumed by the Portfolios, as numerated within the Statements of Operations.

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios and/or its affiliates that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

In preparing the Portfolios’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolios.

Securities lending: Securities are lent to qualified financial institutions and brokers. State Street serves as securities lending agent to the Portfolios pursuant to a Securities Lending Agreement. The lending of securities exposes the Portfolios to risks such as, the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral with a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities loaned. The lending agent has agreed to indemnify the Portfolios in the case of default of any securities borrower.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending securities, the Portfolios seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately in the Statements of Operations. Income from loaned securities in the Statements of Operations is net of fees and rebates earned by the lending agent for its services.

The value of loaned securities and related collateral outstanding at June 30, 2015, if any, are shown on a gross basis in the Schedule of Investments and Statements of Assets and Liabilities.

Repurchase agreements: In a repurchase agreement, the Portfolios purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolios and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolios, through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments, and as part of Repurchase agreements, at value on the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected in the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2015.

Open repurchase agreements at June 30, 2015, if any, are included within the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

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(unaudited)

NOTE 1. (continued)

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Portfolios may be subjected to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Portfolios may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolios accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolios invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Portfolios may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Payables, if any, are reflected as Due to custodian in the Statements of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts and foreign cash overdrafts are reflected in Custody fees and Interest income within the Statements of Operations, respectively.

Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the over-the-counter (“OTC”) inter-bank currency dealer market. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Open forward foreign currency contracts at June 30, 2015, if any, are listed in the Schedule of Investments.

Option contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. The Portfolios purchase or write put and call options on U.S. securities, indices, futures, swaps (“swaptions”), commodities, and currency transactions. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolios pay premiums, which are included in the Statements of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying investment. Writing put options tends to increase exposure to the underlying investment. When the Portfolios write a covered call or put option, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying U.S. security, index, future, swaption, commodity, or currency transaction to determine the realized gain or loss. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolios could result in the Portfolios selling or buying a security or currency at a price different from the current market value.

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(unaudited)

NOTE 1. (continued)

Inflation-capped options: The Portfolios purchase or write inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolios from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to the investments in inflation-linked products.

Interest rate swaptions: The Portfolios may write or purchase interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Foreign currency options: The Portfolios may purchase or write foreign currency options. Purchasing foreign currency options gives the Portfolios the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date. These options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Open option contracts at June 30, 2015, if any, are included within the Schedule of Investments.

Transactions in written options at June 30, 2015 are as follows:

	Call Options		Put Options
Inflation-Protected Securities	Amount of Premiums	Number of Contracts	Amount of Premiums	Number of Contracts
Balance at December 31, 2014	$114,227	140	$—	—
Options written	41,362	106	104,598	460,458
Options closed	(114,227)	(140)	—	—
Options expired	—	—	(48,149)	(460,158)
Options exercised	—	—	(56,449)	(300)
Balance at June 30, 2015	$41,362	106	$—	—

Transactions in written swaptions and foreign exchange options at June 30, 2015 are as follows:

	Call Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2014	$232,837	AUD	9,850,000	CHF	—	EUR	1,070,000	GBP	—	USD	8,900,000
Options written	891,512		7,520,000		3,425,625		18,745,000		3,715,000		27,830,000
Options closed	(69,162)		—		—		(10,680,000)		—		—
Options expired	(212,741)		(9,850,000)		—		—		(3,715,000)		(8,720,000)
Options exercised	(108,580)		—		—		—		—		(8,900,000)
Balance at June 30, 2015	$733,866	AUD	7,520,000	CHF	3,425,625	EUR	9,135,000	GBP	—	USD	19,110,000

	Put Options
Inflation-Protected Securities	Amount of Premiums	Notional Amount		Notional Amount		Notional Amount		Notional Amount
Balance at December 31, 2014	$564,166	AUD	16,405,000	EUR	3,200,000	GBP	—	USD	22,760,000
Options written	1,154,722		6,970,000		8,190,000		2,910,000		27,375,000
Options closed	(193,033)		—		(5,440,000)		—		(13,860,000)
Options expired	(556,373)		(19,690,000)		—		(2,910,000)		(14,665,000)
Options exercised	—		—		—		—		—
Balance at June 30, 2015	$969,482	AUD	3,685,000	EUR	5,950,000	GBP	—	USD	21,610,000

Futures contracts: The Portfolios are subject to equity and commodity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker, either in cash or in securities, an initial margin in an

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At June 30, 2015

(unaudited)

NOTE 1. (continued)

amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolios, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolios. Upon entering into such contracts, the Portfolios bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2015, if any, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is shown on the Statements of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swaps”). Centrally cleared swaps listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swaps the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate forward rate to calculate the daily settlement price. The Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance, and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Portfolios are included as part of realized gains or losses in the Statements of Operations. The fair value of OTC derivative instruments, collateral received/pledged and net assets exposure by counterparty is disclosed within the Risk Exposures and the Use of Derivative Instruments section of the notes.

Specific risks and accounting related to each type of swap agreement are identified and described as follows:

Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Certain Portfolios sell credit default swaps, which exposes them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedule of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedule of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered, and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To

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At June 30, 2015

(unaudited)

NOTE 1. (continued)

help hedge against this risk, the Portfolios enter into interest rate swap agreements. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The centrally cleared swap agreements are marked-to-market daily and an appropriate payable or receivable for the variation margin is recorded by the Portfolios, if applicable, and is shown on the Statements of Assets and Liabilities.

Open OTC swap agreements at June 30, 2015, if any, are listed in the Schedule of Investments. The value, as applicable, is shown on the Statements of Assets and Liabilities.

Short sales: A short sale is a transaction in which the Portfolios sell securities it does not own, but has borrowed, in anticipation of a decline in the fair market value of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that is subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolio may be unable to replace borrowed securities sold short.

The Portfolios investing in short sales are liable for any dividends and/or interest payable on securities in a short position and these payables, if any, are reflected as dividends and/or interest from securities sold short in the Statements of Operations. The Portfolios also bear other costs, such as charges for the prime brokerage accounts, in connection with short positions. These costs are reported as dividends and/or interest from securities sold short in the Statements of Operations.

Open short sale transactions at June 30, 2015, if any, are included within the Schedule of Investments.

Loan participations and assignments: The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolios that participate in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolios have direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolios held no unsecured loan participations at June 30, 2015. Open loan participations and assignments at June 30, 2015, if any, are included within the Schedule of Investments.

To be announced (“TBA”) commitments: TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuation.

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NOTES TO FINANCIAL STATEMENTS (continued)

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(unaudited)

NOTE 1. (continued)

TBA commitments held at June 30, 2015, if any, are identified in the Schedule of Investments. Open balances at June 30, 2015, if any, are included in the payable or receivable for When-issued or delayed-delivery securities purchased or sold in the Statements of Assets and Liabilities.

When-Issued, forward delivery securities and delayed-delivery settlements: The Portfolios may purchase or sell securities on a when-issued, forward (delayed) delivery basis or delayed settlement. When-issued and forward delivery transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolios engage in when-issued transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolios engage in when-issued and forward delivery transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolios may be required to pay more at settlement than the security is worth. In addition, the Portfolios are not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolios will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolios if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolios are delayed or prevented from completing the transaction. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolios sell a security on a delayed-delivery basis, the Portfolios do not participate in future gains and losses on the security.

When-issued securities or delayed-delivery securities held at June 30, 2015, if any, are identified in the Schedule of Investments. Open trades, if any, are reflected as When-issued or delayed-delivery securities purchased in the Statements of Assets and Liabilities.

Treasury inflation-protected securities (“TIPS”): Certain Portfolios may invest in TIPS. TIPS are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of a TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2015, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statements of Operations with a corresponding adjustment to cost.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable in the Statements of Assets and Liabilities.

PIKs held at June 30, 2015, if any, are identified in the Schedule of Investments.

Restricted and illiquid securities: The Portfolios may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at June 30, 2015, if any, are identified in the Schedule of Investments.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, has elected to place security transactions of the Portfolios with broker/dealers with which other Funds or Portfolios advised by TAM has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolios. In no event will

Transamerica Partners Portfolios	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 1. (continued)

commissions paid by the Portfolios be used to pay expenses that would otherwise be borne by any other Funds or Portfolios advised by TAM, or by any other party.

Commissions recaptured for the period ended June 30, 2015, are included in Net realized gain (loss) in the Statements of Operations and are summarized as follows:

Portfolio	Commissions Recaptured
Large Growth	$12,830
Mid Value	25,335
Small Value	122
Small Growth	1,848
International Equity	480

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolios are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Real estate investment trusts (“REIT”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Dividend income related to a REIT is recorded at management’s estimate of the income and capital gains included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2015, if any, are identified in the Schedule of Investments.

NOTE 2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The hierarchy classification of inputs used to value the Portfolios’ investments, at June 30, 2015, is disclosed in the Security Valuation section of each Portfolio’s Schedule of Investments.

Under supervision of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least

Transamerica Partners Portfolios	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Portfolios use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies and exchange-traded funds (“ETF”): Investment companies are valued at the NAV of the underlying portfolios. These securities are actively traded and no valuation adjustments are applied. ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are unobservable will be valued based upon the NAVs of such investments and are categorized in Level 3 of the fair value hierarchy.

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental

Transamerica Partners Portfolios	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 2. (continued)

data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal bonds & notes and variable rate notes: The fair value of municipal bonds & notes and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Portfolios’ investment adviser, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management LLC (“AUIM”) is both an affiliate and a sub-adviser of Money Market, Core Bond, High Yield Bond and Balanced.

Transamerica Partners Portfolios	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Transamerica Partners Funds Group (“TPFG”) is an open-end management investment company. The percentage of each Portfolio that is owned by TPFG is as follows:

TPFG	Investments in Portfolio
Money Market	59.98%
High Quality Bond	30.59
Inflation-Protected Securities	45.14
Core Bond	29.38
High Yield Bond	15.25
Balanced	59.79
Large Value	32.36
Stock Index	5.45
Large Core	27.15
Large Growth	30.24
Mid Value	18.04
Mid Growth	51.96
Small Value	56.61
Small Core	26.73
Small Growth	61.84
International Equity	39.13
Transamerica Partners Funds Group II (“TPFG II”) is an open-end management investment company. The percentage of each Portfolio that is owned by TPFG II is as follows:

TPFG II	Investments in Portfolio
Money Market	27.74%
High Quality Bond	15.93
Inflation-Protected Securities	27.67
Core Bond	28.57
High Yield Bond	41.19
Balanced	3.34
Large Value	11.04
Stock Index	11.62
Large Core	2.70
Large Growth	11.63
Mid Value	45.28
Mid Growth	14.99
Small Value	9.66
Small Core	8.51
Small Growth	15.13
International Equity	10.26

Transamerica Partners Portfolios	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

Transamerica Financial Life Insurance Company (“TFLIC”) is a wholly-owned subsidiary of Aegon USA. The percentage of each Portfolio that is owned by TFLIC sub-accounts is as follows:

TFLIC Sub-accounts	Investments in Portfolio
Money Market	3.52%
High Quality Bond	12.64
Inflation-Protected Securities	9.64
Core Bond	11.54
High Yield Bond	5.13
Balanced	34.59
Large Value	38.14
Large Core	54.88
Large Growth	41.71
Mid Value	7.27
Mid Growth	0.67
Small Value	0.71
Small Core	52.48
Small Growth	0.75
International Equity	27.96

Diversified Investment Advisors Collective Investment Trust (“CIT”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. The percentage of each Portfolio that is owned by CIT sub-accounts is as follows:

CIT Sub-accounts	Investments in Portfolio
Money Market	8.72%
High Quality Bond	32.16
Inflation-Protected Securities	13.22
Core Bond	26.15
High Yield Bond	20.86
Balanced	2.00
Large Value	13.91
Large Core	12.29
Large Growth	13.90
Mid Value	5.91
Mid Growth	16.26
Small Value	25.65
Small Core	10.81
Small Growth	14.85
International Equity	17.02

TAM Collective Trust Funds (“CTF”) is managed by Massachusetts Fidelity Trust Company, which is a wholly-owned subsidiary of Aegon USA. The percentage of each Portfolio that is owned by CTF sub-accounts is as follows:

CTF Sub-accounts	Investments in Portfolio
Money Market	0.04%
High Quality Bond	8.69
Inflation-Protected Securities	4.33
Core Bond	4.34
High Yield Bond	17.57
Large Value	4.39
Large Core	2.98
Large Growth	2.52
Mid Value	23.50
Mid Growth	16.13
Small Value	7.37
Small Core	1.47
Small Growth	7.43
International Equity	5.63

Transamerica Partners Portfolios	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TFS is the Portfolios’ administrator and receives no separate compensation for providing transfer agency services. TAM and TFS are affiliates of Aegon NV.

Certain officers and trustees of the Series Portfolio and of the entities that invest in the Series Portfolio are also officers and/or trustees of TAM or its affiliates. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Series Portfolio or from the entities that invest in the Series Portfolio.

Investment advisory fees: TAM manages the assets of each Portfolio of the Series Portfolio pursuant to the investment advisory agreement with the Series Portfolio. For its services, TAM receives fees from each Portfolio, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below corresponding to the Portfolios’ daily Average Net Assets (“ANA”).

For each Portfolio, TAM has entered into investment sub-advisory agreements with the Portfolios’ sub-advisers. It is the responsibility of each sub-adviser to make the day-to-day investment decisions of the Portfolios, and to place the purchase and sales orders for securities transactions of the Portfolios, subject in all cases to the general supervision of TAM. Payment of fees to the sub-advisers is the responsibility of TAM, and is not an additional expense of a Portfolio.

Portfolio	Rate
Money Market	0.2500%
High Quality Bond	0.3500
Inflation-Protected Securities	0.3500
Core Bond
First $2 billion	0.3500
Over $2 billion	0.3350
High Yield Bond
First $1.25 billion	0.5500
Over $1.25 billion up to $2 billion	0.5250
Over $2 billion	0.5000
Balanced	0.4500
Large Value	0.4500
Large Core	0.6000
Large Growth
First $2 billion	0.6200
Over $2 billion up to $3 billion	0.6100
Over $3 billion up to $4 billion	0.6000
Over $4 billion	0.5800
Mid Value
First $750 million	0.6700
Over $750 million up to $1.5 billion	0.6650
Over $1.5 billion up to $2 billion	0.6550
Over $2 billion	0.6475
Mid Growth	0.7200
Small Value	0.8200
Small Core
First $300 million	0.8000
Over $300 million	0.7700
Small Growth
First $300 million	0.8400
Over $300 million	0.8000
International Equity
First $500 million	0.7400
Over $500 million up to $1 billion	0.7200
Over $1 billion up to $2 billion	0.6900
Over $2 billion	0.6600

Transamerica Partners Portfolios	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 3. (continued)

TAM has voluntarily elected to waive and/or reimburse fees to the extent that the total operating expenses of the Portfolio exceed the following expense limit percentages to the Portfolio’s daily ANA.

Portfolio	Operating Expense Limit	Operating Expense Limit Effective Through
Money Market	0.30%	May 1, 2017
High Quality Bond	0.40	May 1, 2017
Inflation-Protected Securities	0.40	May 1, 2017
Core Bond	0.40	May 1, 2017
High Yield Bond	0.60	May 1, 2017
Balanced	0.50	May 1, 2017
Large Value	0.50	May 1, 2017
Large Core	0.65	May 1, 2017
Large Growth	0.65	May 1, 2017
Mid Value	0.70	May 1, 2017
Mid Growth	0.75	May 1, 2017
Small Value	0.85	May 1, 2017
Small Core	0.85	May 1, 2017
Small Growth	0.90	May 1, 2017
International Equity	0.90	May 1, 2017

The expenses waived and/or reimbursed are included in the Statements of Operations. Such fee waivers and/or reimbursements are not subject to recapture by TAM in future years.

TAM also may waive/reimburse additional fees from time to time to help maintain competitive expense ratios. These arrangements are voluntary and may be terminated at any time. Expenses waived and/or reimbursed that are unsettled at year end are included in Due from adviser in the Statements of Assets and Liabilities.

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 2008, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Separate Account to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. As of December 1, 2014, balances to the deferred compensation plan are recorded under the Trustees and CCO fees on the Statements of Assets and Liabilities.

Brokerage commissions: There were no brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub-advisers for the period ended June 30, 2015.

NOTE 4. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended June 30, 2015 were as follows:

	Purchases of Securities		Sales/Maturities of Securities
Portfolio	Long-Term	U.S. Government	Long-Term	U.S. Government
High Quality Bond	$65,399,665	$54,335,441	$45,683,557	$61,795,343
Inflation-Protected Securities	4,778,102	91,843,948	9,141,772	72,869,395
Core Bond	177,624,136	169,291,713	124,018,542	178,548,638
High Yield Bond	214,766,010	—	172,572,888	—
Balanced	45,506,596	9,596,664	26,386,809	8,808,563
Large Value	359,989,673	—	366,499,952	—
Large Core	125,507,053	—	129,605,646	—
Large Growth	157,947,857	—	175,968,703	—
Mid Value	173,875,125	—	174,952,187	—
Mid Growth	41,687,344	—	50,832,101	—
Small Value	6,998,510	—	5,311,344	—
Small Core	215,959,405	—	230,710,370	—
Small Growth	19,975,206	—	18,268,788	—
International Equity	61,440,756	—	89,004,340	—

Transamerica Partners Portfolios	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The following is a summary of the location and each Portfolio’s fair values of derivative investments disclosed, if any, in the Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2015. The primary risks pertaining to each derivative type is disclosed in further detail within the Organization and Significant Accounting Policies section of the notes.

Asset Derivatives
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Purchased options and swaptions (A) (B)	$1,443,849	$202,453	$—	$—	$—	$1,646,302
Net unrealized appreciation on futures contracts (B) (C)	441,083	—	—	—	—	441,083
Centrally cleared swap agreements, at value (B) (D)	150,234	—	—	—	—	150,234
OTC swap agreements, at value	261	—	—	—	—	261
Unrealized appreciation on forward foreign currency contracts	—	553,208	—	—	—	553,208
Total (E)	$2,035,427	$755,661	$—	$—	$—	$2,791,088

Liability Derivatives
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Written options and swaptions, at value (B)	$(1,137,846)	$(186,357)	$—	$—	$—	$(1,324,203)
Net unrealized depreciation on futures contracts (B) (C)	(183,836)	—	—	—	—	(183,836)
Centrally cleared swap agreements, at value (B) (D)	(345,973)	—	—	—	—	(345,973)
Unrealized depreciation on forward foreign currency contracts	—	(209,426)	—	—	—	(209,426)
Total (E)	$(1,667,655)	$(395,783)	$—	$—	$—	$(2,063,438)

Balanced
Net unrealized depreciation on futures contracts (B) (C)	$—	$—	$(10,927)	$—	$—	$(10,927)
Total (E)	$—	$—	$(10,927)	$—	$—	$(10,927)

(A)	Included within Investments, at value on the Statements of Assets and Liabilities.
(B)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(C)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(D)	Included within fair value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(E)	The Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statements of Assets and Liabilities.

Transamerica Partners Portfolios	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

The following is a summary of the location and the effect of derivative investments, if any, on the Statements of Operations, categorized by primary risk exposure as of June 30, 2015.

Realized Gain (Loss) on Derivative Instruments
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Purchased options and swaptions (A)	$(418,195)	$(1,043,191)	$—	$—	$—	$(1,461,386)
Futures contracts	142,456	—	—	—	—	142,456
Written options and swaptions	109,362	673,148	—	—	—	782,510
Swap agreements	(263,918)	—	—	—	—	(263,918)
Forward foreign currency contracts (B)	—	1,520,931	—	—	—	1,520,931
Total	$(430,295)	$1,150,888	$—	$—	$—	$720,593

Balanced
Futures contracts	$—	$—	$87,565	$—	$—	$87,565
Total	$—	$—	$87,565	$—	$—	$87,565

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Inflation-Protected Securities
Purchased options and swaptions (C)	$92,240	$(359,531)	$—	$—	$—	$(267,291)
Futures contracts	1,179,911	—	—	—	—	1,179,911
Written options and swaptions	194,792	204,314	—	—	—	399,106
Swap agreements	143,421	—	—	—	—	143,421
Forward foreign currency contracts (D)	—	(273,312)	—	—	—	(273,312)
Total	$1,610,364	$(428,529)	$—	$—	$—	$1,181,835

Balanced
Futures contracts	$—	$—	$(9,715)	$—	$—	$(9,715)
Total	$—	$—	$(9,715)	$—	$—	$(9,715)

(A)	Included within Net realized gain (loss) on transactions from Investments on the Statements of Operations.
(B)	Included within Net realized gain (loss) on transactions from Foreign currency transactions on the Statements of Operations.
(C)	Included within Net change in unrealized appreciation (depreciation) on Investments on the Statements of Operations.
(D)	Included within Net change in unrealized appreciation (depreciation) on Translation of assets and liabilities denominated in foreign currencies on Statements of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2015.

	Purchased Options and Swaptions at Value		Written Options and Swaptions at Value		Forward Foreign Currency Contracts at Contract Amount			Futures Contracts at Notional Amount		Swap Agreements at Notional Amount (A)
Portfolio	Calls	Puts	Calls	Puts	Purchased	Sold	Cross Currency	Long	Short
Inflation-Protected Securities	$325,245	$919,239	$(399,068)	$(696,959)	$82,799,746	$39,361,345	$1,465,601	45,128,581	(1,205,457,143)	16,996,221
Balanced	—	—	—	—	—	—	—	514	—	—
(A)	USD equivalent of notional amount.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with their contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties.

Transamerica Partners Portfolios	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 5. (continued)

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolios and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolios exercise their right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolios’ net liability may be delayed or denied.

Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (futures contracts, exchange traded options, and exchange traded swap agreements) while collateral terms are contract specific for OTC traded derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolios may be required to post collateral on derivatives if the Portfolios are in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate derivatives contracts if the Portfolios fail to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

The following is a summary of the Portfolios’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolios as of June 30, 2015. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

		Gross Amounts Not Offset in the Statements of Assets and Liabilities				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liabilities (A)	Financial Instruments	Collateral Received (B)	Net Amount	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities (A)	Financial Instruments	Collateral Pledged (B)	Net Amount
	Assets				Liabilities
Inflation-Protected Securities
BNP Paribas	$34,965	$(30,151)	$—	$4,814	$30,151	$(30,151)	$—	$—
Bank of America, N.A.	50,902	—	—	50,902	—	—	—	—
Barclays Bank PLC	190,275	(49,836)	—	140,439	49,836	(49,836)	—	—
Citibank, N.A.	2,568	(2,568)	—	—	19,108	(2,568)	—	16,540
Deutsche Bank AG	1,395,065	(1,231,444)	—	163,621	1,231,444	(1,231,444)	—	—
Goldman Sachs Bank	—	—	—	—	6,924	—	—	6,924
HSBC Bank USA	29,398	(29,398)	—	—	59,138	(29,398)	—	29,740
JPMorgan Chase Bank, N.A.	299,584	(4,269)	—	295,315	4,269	(4,269)	—	—
Royal Bank of Canada	4,299	(4,299)	—	—	9,181	(4,299)	—	4,882
Standard Chartered Bank	—	—	—	—	32,054	—	—	32,054
UBS AG	32,601	(32,601)	—	—	72,086	(32,601)	—	39,485
Other Derivatives (C)	751,431	—	—	751,431	549,247	—	—	549,247
Total	$2,791,088	$(1,384,566)	$—	$1,406,522	$2,063,438	$(1,384,566)	$—	$678,872

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives are not subject to a master netting arrangement or another similar arrangement.

Transamerica Partners Portfolios	Semi-Annual Report 2015

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2015

(unaudited)

NOTE 6. FEDERAL INCOME TAXES

The Series Portfolio has received rulings from the Internal Revenue Service that each Portfolio will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Portfolios because taxable income/(loss) of each Portfolio is included in the income tax returns of the investors. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Portfolios’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolios’ financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in interest and penalties expense in Other on the Statements of Operations. The Portfolios identify their major tax jurisdictions as U.S. Federal, the states of Colorado and New York, and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. For tax purposes, each component of the Portfolios’ net assets are reported at the investor level; therefore, the Statements of Assets and Liabilities do not present the components of net assets. Each investor in the Portfolio will be subject to taxation on its share of the Portfolio’s ordinary income and capital gains; which may differ from GAAP.

NOTE 7. ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Transfers and Servicing, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. The guidance changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The guidance is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

In July 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. A significant change resulting from these amendments is a requirement that institutional prime and institutional municipal money market funds transact fund shares based on a market-based NAV. Government, treasury, retail prime and retail municipal money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). The amendments have staggered compliance dates; however, the majority of these amendments will be effective on October 14, 2016, two years after the effective date for the rule amendments. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact to the Portfolios’ financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate NAV per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Portfolios’ financial statements.

Transamerica Partners Portfolios	Semi-Annual Report 2015

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Partners Portfolios (the “Trustees” or the “Board”) held on June 9-10, 2015, the Board considered the renewal of the investment advisory agreements (each an “Investment Advisory Agreement” and collectively the “Investment Advisory Agreements”) between each of the following funds (each a “Portfolio” and collectively the “Portfolios”) and Transamerica Asset Management, Inc. (“TAM”):

Transamerica Partners Balanced Portfolio	Transamerica Partners Large Value Portfolio
Transamerica Partners Core Bond Portfolio	Transamerica Partners Mid Growth Portfolio
Transamerica Partners High Quality Bond Portfolio	Transamerica Partners Mid Value Portfolio
Transamerica Partners High Yield Bond Portfolio	Transamerica Partners Money Market Portfolio
Transamerica Partners Inflation-Protected Securities Portfolio	Transamerica Partners Small Core Portfolio
Transamerica Partners International Equity Portfolio	Transamerica Partners Small Growth Portfolio
Transamerica Partners Large Core Portfolio	Transamerica Partners Small Value Portfolio
Transamerica Partners Large Growth Portfolio

The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and, together with the Investment Advisory Agreements, the “Agreements”) for the Portfolios listed in the left-hand column below between TAM and the corresponding sub-advisers listed in the right-hand column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Portfolio	Sub-Adviser(s)
Transamerica Partners Balanced Portfolio	Aegon USA Investment Management, LLC J.P. Morgan Investment Management Inc.
Transamerica Partners Core Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners High Quality Bond Portfolio	Merganser Capital Management, LLC
Transamerica Partners High Yield Bond Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Inflation-Protected Securities Portfolio	BlackRock Financial Management, Inc.
Transamerica Partners International Equity Portfolio	Thompson, Siegel & Walmsley LLC
Transamerica Partners Large Core Portfolio	AJO, LP
Transamerica Partners Large Growth Portfolio	Jennison Associates LLC Wellington Management Company LLP
Transamerica Partners Large Value Portfolio	AJO, LP
Transamerica Partners Mid Growth Portfolio	Quantum Capital Management
Transamerica Partners Mid Value Portfolio	J.P. Morgan Investment Management Inc. Thompson, Siegel & Walmsley LLC
Transamerica Partners Money Market Portfolio	Aegon USA Investment Management, LLC
Transamerica Partners Small Core Portfolio	Systematic Financial Management, LP
Transamerica Partners Small Growth Portfolio	Ranger Investment Management, L.P.
Transamerica Partners Small Value Portfolio	Wellington Management Company LLP

Following its review and consideration, the Board determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each Agreement was in the best interests of the applicable Portfolio and its investors. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2016. Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Trustees also considered information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Portfolio, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses for each Portfolio was better made at the level of the funds that invest in the applicable Portfolio (i.e., the Transamerica Partners Fund and Transamerica Partners Institutional Fund), since investors could not invest directly in the Portfolio and that is the manner in which Lipper provided its comparative information.

In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by counsel, including independent legal counsel, and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Transamerica Partners Portfolios	Semi-Annual Report 2015

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and, as applicable, each Sub-Adviser to the applicable Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and the professional qualifications of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for certain of the Sub-Advisers and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the investment advisory fee it retains after payment of the sub-advisory fee(s). With respect to each Portfolio, the Board noted that the investment advisory and other services include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ administrator, custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of each Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Portfolio’s benchmark(s), in each case for various trailing periods ended December 31, 2014.

Transamerica Partners Balanced Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that J.P. Morgan Investment Management Inc. had commenced sub-advising the Portfolio on July 9, 2010 and Aegon USA Investment Management, LLC had commenced sub-advising the Portfolio on May 1, 2014.

Transamerica Partners Core Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 3- and 5-year periods and below its benchmark for the past 1- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2014.

Transamerica Partners High Quality Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 5-year period and below its benchmark for the past 1-, 3- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 3-, 5- and 10-year periods and below its benchmark for the past 1-year period. The Trustees discussed the reasons for the underperformance relative to the peer universe and benchmark for the Transamerica Partners Fund and Transamerica Partners Institutional Fund for certain periods with TAM and agreed to continue to closely monitor the performance of the Portfolio.

Transamerica Partners Portfolios	Semi-Annual Report 2015

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Transamerica Partners High Yield Bond Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1- and 5-year periods and below its benchmark for the past 3- and 10-year periods. The Board also noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2014.

Transamerica Partners Inflation-Protected Securities Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that management intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board also noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2007.

Transamerica Partners International Equity Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to closely monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced sub-advising the Portfolio on December 15, 2013.

Transamerica Partners Large Core Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its primary benchmark for the past 1-, 3- and 5-year periods and below its primary benchmark for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 1-, 3- and 5-year periods and below its primary benchmark for the past 10-year period. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that management intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Transamerica Partners Large Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1- and 5-year periods and below the median for the past 3- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Board considered recent changes to the portfolio management team and the investment process of one sub-adviser to the Portfolio. The Trustees noted that TAM intends to monitor and report to the Board on these changes and performance going forward. The Board also noted that Jennison Associates LLC had commenced sub-advising the Portfolio on September 16, 2009 and Wellington Management Company LLP had commenced sub-advising the Portfolio on June 19, 2007.

Transamerica Partners Large Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 1-year period and below the median for the past 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its primary benchmark for the past 5-year period and below its primary benchmark for the past 1-, 3- and 10-year periods. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that management intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board also noted that the Sub-Adviser had commenced sub-advising the Portfolio on December 31, 2008.

Transamerica Partners Mid Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods and that the

Transamerica Partners Portfolios	Semi-Annual Report 2015

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the Sub-Adviser had commenced sub-advising the Portfolio on June 28, 2013.

Transamerica Partners Mid Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board also noted that J.P. Morgan Investment Management Inc. had commenced sub-advising the Portfolio on September 16, 2009 and Thompson, Siegel & Walmsley LLC had commenced sub-advising the Portfolio on May 1, 2014.

Transamerica Partners Money Market Portfolio. The Board noted that the performance of the Transamerica Partners Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with its benchmark for the past 10-year period and below its benchmark for the past 1-, 3- and 5-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to closely monitor and report to the Board on the performance of the Portfolio. The Board noted TAM’s observations that the yields of money market funds have been below average due to a low interest rate environment and that relative performance in the tightly constrained money market universe is largely a function of expenses. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that management intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board also noted that the Sub-Adviser had commenced sub-advising the Portfolio on March 1, 2013.

Transamerica Partners Small Core Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 5-year period and below the median for the past 1-, 3- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1- and 5-year periods and below the median for the past 3- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to closely monitor and report to the Board on the performance of the Portfolio. The Board also noted that the Sub-Adviser had commenced sub-advising the Portfolio on June 28, 2013.

Transamerica Partners Small Growth Portfolio. The Board noted that the performance of the Transamerica Partners Fund was in line with the median for its peer universe for the past 1- year period and below the median for the past 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was in line with the median for its peer universe for the past 1- year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of the Transamerica Partners Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to closely monitor and report to the Board on the performance of the Portfolio. The Trustees also noted recent changes in the Portfolio’s portfolio management team. The Trustees noted that management intends to monitor and report to the Board on the portfolio manager transition and performance going forward. The Board also noted that the Sub-Adviser had commenced sub-advising the Portfolio on August 31, 2012. The Trustees also noted that the performance of the Portfolio had improved during 2015.

Transamerica Partners Small Value Portfolio. The Board noted that the performance of the Transamerica Partners Fund was above the median for its peer universe for the past 1-year period, in line with the median for the past 5-year period and below the median for the past 3- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above the median for its peer universe for the past 1- and 5-year periods, in line with the median for the 3-year period and below the median for the 10-year period. The Board also noted that the performance of the Transamerica Partners Fund was above its benchmark for the past 1- and 5- year periods and below its benchmark for the 3- and 10-year periods and that the performance of the Transamerica Partners Institutional Fund was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the 10-year period. The Board also noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 9, 2010.

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and provided by the Sub-Advisers, the Board concluded that TAM and each Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the applicable Portfolio’s investment objectives, policies and strategies and that is competitive with comparable investment companies.

Transamerica Partners Portfolios	Semi-Annual Report 2015

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Advisory and Sub-Advisory Fees and Total Expense Ratios

The Board considered the investment advisory fee and total expense ratio of each Portfolio, including information provided by Lipper comparing the investment advisory fee and total expense ratio of each Transamerica Partners Fund and Transamerica Partners Institutional Fund to the investment advisory fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered, where applicable, the fees charged by the Sub-Advisers for sub-advisory services, the portion of a Portfolio’s investment advisory fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual investment advisory fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers sub-advising mutual funds with similar investment strategies as calculated by TAM.

Transamerica Partners Balanced Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Core Bond Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners High Quality Bond Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners High Yield Bond Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Inflation-Protected Securities Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and above the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners International Equity Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were

Transamerica Partners Portfolios	Semi-Annual Report 2015

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Large Core Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was in line with the median for its peer group and below the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Large Growth Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Large Value Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Mid Growth Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Mid Value Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were below the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Money Market Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the median for its peer group and above the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were above the medians for its peer group and peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Small Core Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s

Transamerica Partners Portfolios	Semi-Annual Report 2015

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

contractual investment advisory fee was below the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were in line with the median for its peer group and above the median for its peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Small Growth Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was below the median for its peer group and in line with the median for its peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

Transamerica Partners Small Value Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual investment advisory fee was above the medians for its peer group and peer universe and the Transamerica Partners Institutional Fund’s contractual investment advisory fee was in line with the medians for its peer group and peer universe. The actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Transamerica Partners Fund were above the medians for its peer group and peer universe and the actual total expenses of the Transamerica Partners Institutional Fund were below the median for its peer group and in line with the median for its peer universe. The Board also noted that TAM has entered into an expense limitation arrangement with the Transamerica Partners Fund and the Transamerica Partners Institutional Fund, which may result in TAM waiving fees for the benefit of investors.

On the basis of these considerations, together with the other information it considered, the Board determined that the investment advisory and sub-advisory fees to be received by TAM and the Sub-Advisers under the Investment Advisory Agreements and Sub-Advisory Agreements are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration and other services, to the Portfolios and to Transamerica Partners Portfolios as a whole, as applicable, by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Portfolio and Transamerica Partners Portfolios as a whole, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the applicable Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to each Portfolio. With respect to Aegon USA Investment Management, LLC (“AUIM”), the Board noted that information about AUIM’s revenues and expenses was incorporated into TAM’s profitability analysis for the Portfolio. As a result, the Board focused on profitability information for TAM and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolios was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of each Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolios benefited from any economies of scale. The Board considered each Portfolio’s investment advisory fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolios through investments in maintaining and developing its capabilities and services. The Trustees concluded that each Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the investment advisory fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Transamerica Partners Portfolios	Semi-Annual Report 2015

TRANSAMERICA PARTNERS PORTFOLIOS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Benefits to TAM, its Affiliates, or the Sub-Advisers from their Relationships with the Portfolios

The Board considered other benefits derived by TAM, its affiliates and/or the Sub-Advisers from their relationships with the Portfolios. The Board noted that TAM does not realize soft dollar benefits from its relationships with the Portfolios and that TAM believes that any use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolios. The Board also noted that certain Sub-Advisers are participating in a brokerage program pursuant to which a portion of brokerage commissions paid by each applicable Portfolio is recaptured for the benefit of the Portfolio and its investors, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to a Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its investors. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of each Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the applicable Portfolio and its investors and voted to approve the renewal of each of the Agreements.

Transamerica Partners Portfolios	Semi-Annual Report 2015

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

c/o Transamerica Retirement Solutions

440 Mamaroneck Avenue

Harrison, NY 10528

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date:	September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)

Date:	September 8, 2015

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)

Date:	September 8, 2015

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer